GLENMEDE



                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS



                                 ANNUAL REPORT
                                OCTOBER 31, 1999

        The performance for each of the portfolios shown on pages 4 to 15 represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yields of money market funds will fluctuate as market conditions change. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

              THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
                               PRESIDENT'S LETTER


Dear Shareholders,

        We're pleased to present the investment results of The Glenmede family of funds as we enter our second decade, looking forward to the new millennium. In 1988, four portfolios were created to more efficiently manage Glenmede's International Equity, Fixed Income and Cash products for Glenmede's clients. Since then, Domestic Equity, Small Capitalization Equity, Emerging Markets, Global Equity and two Municipal portfolios have been added. Different portfolios and separate classes also have been created to meet the different objectives of tax-exempt and taxable clients.

        At the fiscal year end on October 31, 1999, The Glenmede Fund, Inc. and The Glenmede Portfolios consisted of twelve portfolios with total assets of $3.3 billion. In December of 1999, we plan to introduce a Small Cap Growth Portfolio, which will have multiple sub-advisors. This will complement our existing Small Cap Portfolio, which has a value style of management.

        All of the Glenmede Funds are managed to provide maximum long-term total returns consistent with reasonable risk to principal for the asset category. Every effort is made to keep expenses at competitive levels. Glenmede uses a quantitative value style of investing for all of its products. An effort is made to minimize tax consequences for our clients.

        1999 was an exceptional year for the emerging and international equity markets. Strengthening foreign economies and continued low inflation contributed to this strong performance and provided a positive result in Glenmede's international portfolios. As of the year ended October 31, 1999, The Glenmede International Portfolio achieved a four star (,,,,) Morningstar Overall Rating.(TM)(1) It was rated among 1,053, 597 and 121 international equity funds for the 3-, 5- and 10-year periods ended October 31, 1999, respectively. I hope that you find the following highlight of the International Portfolio interesting.

        Strong GDP coupled with moderate inflation fueled rises in domestic equity indices. However, positive returns were dominated by a small group of large capitalization technology stocks. The technology and telecommunications sectors of the S&P 500 contributed over 50% of the total return. The Glenmede Tax Managed Equity Portfolio achieved a four star (,,,,) Morningstar Overall Rating.(TM)(1) It was rated among 3,272, 2,047 and 757 large value funds for the 3-, 5- and 10-year periods ended October 31, 1999, respectively.

        Fixed Income markets did not fare as well, barely realizing positive returns as interest rates rose over 100 basis points during the fiscal year. The Federal Reserve raised short term interest rates twice, in an effort to maintain moderate economic growth with low inflation. All three of the Glenmede Fixed Income Funds have been given either Morningstar's highest or second highest rating. The Glenmede Muni Intermediate Portfolio achieved a five star (,,,,,) Morningstar Overall Rating. (TM)(1) It was rated among 1,611 and 1,300 Muni single state intermediate funds for the 3- and 5- year periods ended October 31, 1999, respectively. The Glenmede Core Fixed Income Portfolio achieved a four star (,,,,) Morningstar Overall Rating.(TM)(1) It was rated among 1,598, 1,176 and 378 intermediate term bond funds for the 3-, 5- and 10-year periods ended October 31, 1999, respectively. The Glenmede New Jersey Muni Portfolio achieved a four star (,,,,) Morningstar Overall Rating.(TM)(1) It was rated among 1,611 and 1,300 Muni single state intermediate funds for the 3- and 5- year periods ended October 31, 1999, respectively.

        We welcome any questions about our funds and thank our clients for their continued support.

                                              Sincerely,

                                              /s/ MARY ANN B. WIRTS

                                              Mary Ann B. Wirts
                                              President

November 15, 1999

(1) Morningstar proprietary ratings reflect historical risk-adjusted performance as of October 31, 1999. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, and the next 35% receive 3 stars.

                            THE GLENMEDE FUND, INC.
                                   Inside the
                            International portfolio

         International investing was introduced at The Glenmede Trust Company in 1982. Andrew B. Williams, CFA, joined Glenmede in 1985 and became head of the international team in 1987. He subsequently introduced Glenmede's first international equity mutual fund in 1988.


                          (PHOTO-GRAPHIC APPEARS HERE)


International portfolio managers Robert Benthem de Grave, Andy Williams, and Rick Herman, from left to right.



         The international team is made up of three senior portfolio managers, a team of global equity analysts, three senior equity traders, and a portfolio administration manager. The senior members of the team have been on board since the inception of the product and have an average of 18 years investment experience.

         The Glenmede Fund's International Portfolio has built a distinguished track record with a philosophy based on the three following tenets:

         o Buy value. Equity research on international markets has demonstrated that stocks with low valuation ratios produce superior returns over growth stocks. Our value discipline determines both country allocation and stock selection.

         o Attractive risk characteristics. Strict adherence to our value philosophy, broad geographic and sector diversification, and an emphasis on quality give the portfolio attractive risk characteristics. The International Portfolio has outperformed in both up and down markets.

         o No market timing. Portfolio is fully invested. The International Portfolio will not utilize futures, other derivatives, or hedge currencies.

         Andy attributes the team's success to this disciplined approach and their constant search for ways to improve the investment process. For example, last year, The Glenmede Trust Company created a separate quantitative research group that we believe will provide the international managers with additional tools to improve performance and reduce risk.

         Andy is also quick to point out good portfolio management is only a part of the equation--client service is equally important. The Glenmede Trust Company is extremely proud of its client service professionals' commitment to meeting client information needs. From standard reports to ad hoc requests, client service adds value that complements our returns.



                             (GRAPHIC APPEARS HERE)

Assets Under Management ($ billions)

                             1989              $0.1
                             1990              $0.1
                             1991              $0.2
                             1992              $0.2
                             1993              $0.2
                             1994              $0.3
                             1995              $0.4
                             1996              $0.8
                             1997              $1.2
                             1998              $1.3
                             1999              $1.6

                            THE GLENMEDE FUND, INC.

                           Government Cash Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999



                          Average Annual Total Return

                                                      IBC's U.S. Government
                                                          and Agencies
Government Cash Portfolio                             Money Fund AverageTM(1)
----------------------------                          ---------------------
Year ended 10/31/99                         5.00%             4.45%
Five Years ended 10/31/99                   5.50%             4.91%
Ten Years ended 10/31/99                    5.36%             4.80%
Inception (11/7/88) through 10/31/99        5.72%             5.16%


                                  7-Day(2)                     7-Day(2)
Government Cash Portfolio         Yield                 Effective Yield
As of 10/31/99                    5.13%                      5.26%


        During the past fiscal year, the Government Cash Portfolio outperformed IBC's U.S. Government and Agencies Money Fund Average(TM) due to its use of overnight and term mortgage-backed security repurchase agreements. This strategy enhanced the yield while maintaining a high quality diversified portfolio of money market instruments.


                Hypothetical Illustration of $10,000 Invested in
                         Government Cash Portfolio vs.
           IBC's U.S. Government and Agencies Money Fund Average(TM)
                            11/7/88 through 10/31/99


                             (GRAPHIC APPEARS HERE)


Glenmede Government Cash Portfolio* -- $18,413
IBC's U.S. Government and Agencies
  Money Fund Average(TM)* -- $17,319

           Nov. 1988              10,000                  10,000
           Oct. 1989              10,927                  10,874
           Oct. 1990              11,846                  11,720
           Oct. 1991              12,627                  12,423
           Oct. 1992              13,156                  12,871
           Oct. 1993              13,575                  13,208
           Oct. 1994              14,091                  13,637
           Oct. 1995              14,918                  14,353
           Oct. 1996              15,733                  15,055
           Oct. 1997              16,603                  15,790
           Oct. 1998              17,537                  16,558
           Oct. 1999              18,413                  17,319

                 *   Assumes the reinvestment of all dividends.

(1) IBC's U.S. Government and Agencies Money Fund Average(TM) is comprised of money market funds investing in U.S. treasury securities and government agency obligations. Funds included in this average must have at least $100,000 in total net assets.
(2) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999




                          Average Annual Total Return

                                                       IBC's Stock Broker
                                                       and General Purpose
Tax-Exempt Cash Portfolio                              Tax-Free AverageTM(1)
-------------------------                             -----------------------
Year ended 10/31/99                          3.02%            2.64%
Five Years ended 10/31/99                    3.41%            3.03%
Ten Years ended 10/31/99                     3.58%            3.22%
Inception (11/10/88) through 10/31/99        3.83%            3.47%


                                    7-Day(2)                      7-Day(2)
Tax-Exempt Cash Portfolio            Yield                 Effective Yield
As of 10/31/99                       3.17%                      3.22%


        The Tax-Exempt Cash Portfolio has outperformed IBC's Stock Broker and General Purpose Tax-Free Average(TM) in all of the periods shown above. During the past fiscal year, the strategy of maintaining a shorter average maturity, which increases yield when rates rise or when there is a greater supply of short-term securities, combined with a low expense ratio has resulted in good relative performance.


                Hypothetical Illustration of $10,000 Invested in
                         Tax-Exempt Cash Portfolio vs.
          IBC's Stock Broker and General Purpose Tax-Free Average(TM)
                           11/10/88 through 10/31/99


                             (GRAPHIC APPEARS HERE)



Glenmede Tax-Exempt Cash Portfolio* -- $15,111
IBC's Stock Broker and General Purpose Tax-Free Average(TM)* -- $14,441

Nov. 1988                           10,000                        10,000
Oct. 1989                           10,627                        10,546
Oct. 1990                           11,249                        11,127
Oct. 1991                           11,792                        11,623
Oct. 1992                           12,183                        11,953
Oct. 1993                           12,469                        12,191
Oct. 1994                           12,776                        12,452
Oct. 1995                           13,257                        12,864
Oct. 1996                           13,710                        13,254
Oct. 1997                           14,184                        13,657
Oct. 1998                           14,667                        14,154
Oct. 1999                           15,111                        14,441

         * Assumes the reinvestment of all dividends and distributions.

(1) IBC's Stock Broker and General Purpose Tax-Free Average(TM) is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to alternative minimum tax. Funds included in this average must have at least $100,000 in total net assets.

(2) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

                            THE GLENMEDE FUND, INC.

                          Core Fixed Income Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999



                          Average Annual Total Return

                                                     Lehman         Lipper
                                                    Aggregate    Intermediate
                                                      Bond      U.S. Government
Core Fixed Income Portfolio                           Index       Fund Index*
----------------------------                        --------   -----------------
Year ended 10/31/99                       0.91%       0.53%         (0.37)%
Five Years ended 10/31/99                 7.29%       7.93%          6.71%
Ten Years ended 10/31/99                  7.54%       7.88%          6.05%
Inception (11/17/88) through 10/31/99     7.90%       8.27%          6.05%

         The Core Fixed Income Portfolio outperformed the Lipper Intermediate U.S. Government Fund Index and the Lehman Brothers Aggregate Bond Index during fiscal year 1999. The Portfolio's outperformance can be attributed to the investment manager's disciplined investment style. The Portfolio is invested to seek total return consistent with reasonable risk and close-to-market interest rate risk.

                Hypothetical Illustration of $10,000 Invested in
                        Core Fixed Income Portfolio vs.
                    Lehman Brothers Aggregate Bond Index and
                Lipper Intermediate U.S. Government Fund Index*
                           11/17/88 through 10/31/99



                             (GRAPHIC APPEARS HERE)


Glenmede Core Fixed Income Portfolio**-- $23,001
Index: Lehman Brothers Aggregate Bond Index**-- $23,887
Index: Lipper Intermediate U.S. Government Fund**-- $19,021

Nov. 1988               10,000           10,000            10,000
Oct. 1989               11,120           11,190            10,000
Oct. 1990               12,045           11,896            10,515
Oct. 1991               13,821           13,777            11,937
Oct. 1992               15,112           15,132            13,006
Oct. 1993               16,682           16,928            14,306
Oct. 1994               16,177           16,307            13,746
Oct. 1995               18,128           18,859            15,485
Oct. 1996               19,194           19,961            16,236
Oct. 1997               20,850           21,736            17,472
Oct. 1998               22,793           23,762            19,092
Oct. 1999               23,001           23,887            19,021

         * Index commenced 12/31/89.
        ** Assumes the reinvestment of all dividends and distributions.

Since 1997 we have compared the Portfolio's performance to the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate U.S. Government Fund Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of securities from the Lehman Brothers Government Corporate Bond, Mortgage-Backed Securities and Asset-Backed Securities Indexes. Total return consists of price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced by market capitalization each month. The Lipper Intermediate U.S. Government Fund Index is comprised of the 30 largest funds in the Lipper Intermediate U.S. Government Fund Average. The Average consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities with dollar-weighted average maturities of 5 to 10 years.

                            THE GLENMEDE FUND, INC.

                          Tax Managed Equity Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999


                          Average Annual Total Return

                                                     Dow Jones Ind.         S&P 500         Lipper
                                                         Monthly             Stock         Multi Cap
Tax Managed Equity Portfolio                           Reinvested            Index        Value Index
------------------------------                      ----------------       --------      --------------
Year ended 10/31/99                       23.88%         27.04%             25.91%              9.89%
Five Years ended 10/31/99                 23.55%         24.93%             26.03%             16.60%
Ten Years ended 10/31/99                  16.00%         18.04%             17.84%             12.93%
Inception (7/20/89) through 10/31/99      15.67%         17.98%             17.54%             12.65%

         The Tax Managed Equity Portfolio returned 23.88% for the year ended October 31, 1999, handily outperforming our peer group and modestly trailing the S&P 500 Stock Index. Relative to its peer group, the Portfolio benefited from an overweighting in technology stocks, which was the strongest performing sector of the market by far. Our investment discipline continues to lead us to stocks which exhibit strong and/or accelerating earnings, earnings growth, and whose valuation does not fully reflect this positive outlook.


                Hypothetical Illustration of $10,000 Invested in
             Tax Managed Equity Portfolio vs. S&P 500 Stock Index,
         Dow Jones Industrial Average and Lipper Multi Cap Value Index
                            7/20/89 through 10/31/99


                                (GRAPHIC APPEARS HERE)


Glenmede Tax Managed Equity Portfolio* -- $44,664
Index: S&P 500 Stock* -- $52,674
Dow Jones Industrial Average* -- $54,736
Index: Lipper Multi Cap Value Index* -- $34,040

July 1989                10,000          10,000          10,000        10,000
Oct. 1989                10,127          10,200          10,424        10,167
Oct. 1990                 8,978           9,459           9,962         8,863
Oct. 1991                12,103          12,629          12,952        12,536
Oct. 1992                13,146          13,885          14,036        13,515
Oct. 1993                15,329          15,953          16,482        16,080
Oct. 1994                15,514          16,564          17,987        16,409
Oct. 1995                19,203          20,936          22,479        20,343
Oct. 1996                24,705          25,977          29,167        23,788
Oct. 1997                33,696          34,332          36,687        30,549
Oct. 1998                36,054          41,835          43,084        34,792
Oct. 1999                44,664          52,674          54,736        34,040



         * Assumes the reinvestment of all dividends and distributions.

The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-The-Counter market. The Dow Jones Industrial Average is an unmanaged price weighted average based on the "price only" performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator which has been adjusted over the years for stock splits, stock dividends, and substitution of stock). The Lipper Multi Cap Value Index is comprised of the 30 largest funds in the Lipper Multi Cap Value Average. The Average consists of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. During the year ended October 31, 1999, Lipper changed the way that they classified mutual funds. As a result of this reclassification, the Tax Managed Equity Portfolio is now part of the Lipper Multi Cap Value Index. Previously, the Portfolio was part of the Lipper Growth Fund Index.

                            THE GLENMEDE FUND, INC.

                     Small Capitalization Equity Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999



                          Average Annual Total Return

                                                      Russell      S&P 500      Lipper Small
                                                       2000        Stock      Capitalization
Small Capitalization Equity Portfolio               Stock Index    Index         Fund Index
------------------------------------                -----------   --------    --------------
Year ended 10/31/99                      (0.32)%       14.87%       25.91%         2.23%
Five Years ended 10/31/99                10.57%        12.57%       26.03%        10.04%
Inception (3/1/91) through 10/31/99      11.67%        13.65%       19.00%        12.15%


         During fiscal year 1999, small capitalization stocks continued to significantly underperform large capitalization stocks. In addition, value investing remained out of favor and underperformed growth investing by a wide margin for the second year in a row. As a result, the Small Capitalization Equity Portfolio underperformed the Russell 2000 Index.


                Hypothetical Illustration of $10,000 Invested in
         Small Capitalization Equity Portfolio vs. S&P 500 Stock Index,
      Russell 2000 Stock Index and Lipper Small Capitalization Fund Index
                            3/1/91 through 10/31/99



                             (GRAPHIC APPEARS HERE)

Glenmede Small Capitalization Equity Portfolio* -- $26,040
Index: S&P 500 Stock Index* -- $45,165
Index: Russell 2000 Stock Index* -- $30,314
Index: Lipper Small Capitalization Fund Index* -- $27,025

March 1991          10,000         10,000          10,000           10,000
Oct. 1991           11,184         10,828          11,696           11,887
Oct. 1992           11,443         11,906          12,805           12,679
Oct. 1993           15,318         13,679          16,954           16,438
Oct. 1994           15,754         14,203          16,902           16,766
Oct. 1995           19,086         17,952          19,999           20,718
Oct. 1996           22,563         22,275          23,320           24,259
Oct. 1997           31,993         29,438          30,161           28,766
Oct. 1998           26,124         35,872          26,390           24,829
Oct. 1999           26,040         45,165          30,314           27,025

        *   Assumes the reinvestment of all dividends and distributions.


The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-The-Counter market. The Russell 2000 Stock Index is an unmanaged capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies which are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The Lipper Small Capitalization Fund Index is comprised of the 30 largest funds in the Lipper Small Capitalization Fund Average. The Average consists of funds that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase.

                            THE GLENMEDE FUND, INC.

                           Large Cap Value Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999



                          Average Annual Total Return

                                                      Russell          S&P 500     Lipper
                                                       1000             Stock     Multi Cap
Large Cap Value Portfolio                           Stock Index         Index    Value Index
----------------------------                      ---------------     --------  --------------
Year ended 10/31/99                       19.59%      25.47%           25.91%        9.89%
Five Years ended 10/31/99                 18.38%      25.35%           26.03%       16.60%
Inception (12/31/92) through 10/31/99     16.50%      20.20%           20.85%       14.58%

         The Large Cap Value Portfolio is driven by a proprietary ranking process that seeks value with positive catalysts to signal improvement in a company's prospects and change in investor's expectations. The portfolio's price/earnings and price/book ratios trade at a significant discount to the S&P
500. During the past fiscal year, the Large Cap Value Portfolio has outperformed the Lipper Multi Cap Value Index. The Portfolio has underperformed the S&P 500 as the market participation continues to be narrow and driven by the technology sector. Prior to March 1996, the Portfolio was managed using a purely quantitative methodology.


                Hypothetical Illustration of $10,000 Invested in
               Large Cap Value Portfolio vs. S&P 500 Stock Index,
           Russell 1000 Stock Index and Lipper Multi Cap Value Index
                           12/31/92 through 10/31/99



                             (GRAPHIC APPEARS HERE)



Glenmede Large Cap Value Portfolio* -- $28,348
Index: S&P 500 Stock* -- $36,395
Index: Russell 1000 Stock* -- $35,085
Index: Lipper Multi Cap Value Index* -- $25,302

Jan. 1993         10,000         10,000        10,000        10,000
Oct. 1993         12,305         11,023        10,996        11,173
Oct. 1994         12,194         11,445        11,338        11,401
Oct. 1995         14,145         14,466        14,001        14,134
Oct. 1996         16,569         17,949        17,702        16,528
Oct. 1997         22,625         23,722        23,337        21,225
Oct. 1998         23,705         28,906        27,964        24,174
Oct. 1999         28,348         36,395        35,085        25,302

        *   Assumes the reinvestment of all dividends and distributions.

The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-The-Counter market. The Russell 1000 Stock Index is an unmanaged capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies which are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The Lipper Multi Cap Value Index is comprised of the 30 largest funds in the Lipper Multi Cap Value Average. The Average consists of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. During the year ended October 31, 1999, Lipper changed the way that they classified mutual funds. As a result of this reclassification, the Large Cap Value Portfolio is now part of the Lipper Multi Cap Value Index. Previously, the Portfolio was part of the Lipper Growth Fund Index.

                            THE GLENMEDE FUND, INC.

                            International Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999


                          Average Annual Total Return

                                                  Morgan Stanley      Lipper
                                                   EAFE-IX(R) ND   International
International Portfolio                           Weighted Index    Fund Index
----------------------------                     ---------------   -------------
Year ended 10/31/99                      24.65%      23.03%            23.05%
Five Years ended 10/31/99                13.01%       9.21%            10.35%
Ten Years ended 10/31/99                 12.32%       6.64%             9.63%
Inception (11/17/88) through 10/31/99    12.35%       6.50%             9.96%

         Over the past twelve months, the Fund has modestly outperformed EAFE due to stock selection. During the past ten years, Glenmede's relative performance versus EAFE has been due equally to favorable country and stock selection.


                Hypothetical Illustration of $10,000 Invested in
    International Portfolio vs. Morgan Stanley EAFE-IX(R) ND Weighted Index
                      and Lipper International Fund Index
                           11/17/88 through 10/31/99


                             (GRAPHIC APPEARS HERE)

Glenmede International Portfolio* -- $35,811
Index: Morgan Stanley EAFE IX(R) ND Weighted* -- $19,937
Index: Lipper International Fund* -- $28,286

Nov. 1988               10,000             10,000            10,000
Oct. 1989               11,207             10,481            11,281
Oct. 1990               11,685              9,138            11,239
Oct. 1991               13,101              9,774            12,180
Oct. 1992               12,743              8,482            11,563
Oct. 1993               17,007             11,659            15,502
Oct. 1994               19,433             12,836            17,286
Oct. 1995               20,254             12,789            17,205
Oct. 1996               22,982             14,129            19,381
Oct. 1997               26,739             14,779            21,968
Oct. 1998               28,729             16,205            22,987
Oct. 1999               35,811             19,937            28,286


* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

The Morgan Stanley EAFE-IX(R) ND Weighted Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund Average. The Average consists of funds that invest in securities whose primary trading markets are outside of the United States.

                            THE GLENMEDE FUND, INC.

                     Institutional International Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999


                          Average Annual Total Return

                                                         Morgan Stanley         Lipper
                                                           EAFE-IX(R) ND    International
Institutional International Portfolio                    Weighted Index       Fund Index
---------------------------------------                  --------------    --------------
Year ended 10/31/99                          22.98%         23.03%               23.05%
Five Years ended 10/31/99                    11.86%          9.21%               10.35%
Inception (8/1/92) through 10/31/99          13.44%         12.32%               12.41%


          Over the past twelve months, the Institutional International Portfolio has performed in line with EAFE. Positive stock selection was offset by negative country selection. Since inception, Glenmede's relative performance versus EAFE has been due equally to favorable country and stock selection.


                Hypothetical Illustration of $10,000 Invested in
     Institutional International Portfolio vs. Morgan Stanley EAFE-IX(R) ND
               Weighted Index and Lipper International Fund Index
                            8/1/92 through 10/31/99


                             (GRAPHIC APPEARS HERE)

Glenmede Institutional International Portfolio* -- $24,934
Index: Morgan Stanley EAFE-IX(R) ND Weighted* -- $23,205
Index: Lipper International Fund* -- $23,343

Aug. 1992              10,000             10,000            10,000
Oct. 1992               9,440              9,871             9,543
Oct. 1993              12,493             13,568            12,793
Oct. 1994              14,240             14,937            14,265
Oct. 1995              14,294             14,882            14,198
Oct. 1996              16,361             16,440            15,994
Oct. 1997              18,903             17,202            18,129
Oct. 1998              20,276             18,861            18,971
Oct. 1999              24,934             23,205            23,343



* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

The Morgan Stanley EAFE-IX(R) ND Weighted Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund Average. The Average consists of funds that invest in securities whose primary trading markets are outside of the United States.

                            THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999


                          Average Annual Total Return

                                                         IFC Index       Morgan Stanley        Lipper Emerging
                                                         Composite      Emerging Markets        Markets Fund
Emerging Markets Portfolio                               (Global)          Free Index               Index
----------------------------                            ----------      ----------------      ----------------
Year ended 10/31/99                         41.23%         42.80%            44.62%                36.40%
Inception (12/14/94) through 10/31/99       (2.10)%        (3.59)%           (3.36)%               (3.33)%

          The portfolio strategy to overweight Asia and underweight Latin America versus the index was a positive contributor to performance over the period. A small position in Brazil meant that much of the affect of the real's devaluation was missed, while strong market recoveries were captured in Korea, Indonesia and Malaysia. However, China shares failed to respond to government efforts to stimulate the economy. Moreover, returns in the Philippines and Thailand were disappointing, reflecting weaker corporate results and difficulties in debt restructuring. In Europe, the continued strong performance of Greece was largely missed by the portfolio, as expensive valuations had prompted a reduction in weighting at the end of 1998.


                Hypothetical Illustration of $10,000 Invested in
         Emerging Markets Portfolio vs. Morgan Stanley Emerging Markets Free Index, IFC Index Composite and Lipper Emerging Markets Fund Index
                           12/14/94 through 10/31/99


                             (GRAPHIC APPEARS HERE)

Glenmede Emerging Markets Portfolio* -- $9,018
Index: Morgan Stanley Emerging Markets Free Index* -- $8,463
Index: IFC Index Composite* -- $8,367
Index: Lipper Emerging Markets Fund Index* -- $8,478

Dec.1994           10,000         10,000           10,000         10,000
Apr. 1995          10,300          8,624            8,592          8,730
Oct. 1995           9,829          8,700            8,511          8,823
Oct. 1996           9,735          9,265            9,123          9,667
Oct. 1997           9,833          8,479            8,296          9,295
Oct. 1998           6,385          5,852            5,859          6,216
Oct. 1999           9,018          8,463            8,367          8,478


* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

The Morgan Stanley Emerging Markets Free Index is an unmanaged measure of the performance of the major emerging economies with sizable and active equity markets in Asia, Latin America, the Middle East, Africa and Europe. Only those countries open to non-local investors are included. The IFC Index Composite is an unmanaged measure of the performance of stock markets in countries with developing economies, especially those meeting World Bank classifications of low-income and middle-income, but may include high-income economies where the stock market is likely to be developing for some time. Markets are included in Latin America, East Asia and Europe/MidEast/Africa. The Lipper Emerging Markets Fund Index is comprised of the 30 largest funds in the Lipper Emerging Markets Fund Average. The Average consists of funds that seek long-term capital appreciation by investing at least 65% of their assets in emerging market equity securities. An emerging market is defined by a country's Gross National Product per capita or other economic measures.

                            THE GLENMEDE FUND, INC.

                            Global Equity Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999


                          Average Annual Total Return

                                                       MSCI          MSCI
                                                       EAFE        World IX
                                                      IX ND(R)     UK IX ND
Global Equity Portfolio                                Index         Index
----------------------                               ---------     --------
Year ended 10/31/99                        21.18%     23.03%        26.29%
Inception (11/4/97) through 10/31/99       11.45%     16.84%        16.73%


    Over the past twelve months, the Global Equity Portfolio has lagged the indices. Being underweight in the U.S. , U.K. and France, as well as weak stock selection within those markets, was not completely offset by positive effects in other portfolio components.


    Hypothetical Illustration of $10,000 Invested in GlobalEquity Portfolio
               vs. Morgan Stanley EAFE-IXND(R) Weighted Index and
                  Morgan Stanley World-IXND(R) Weighted Index
                           Inception through 10/31/99


                             (GRAPHIC APPEARS HERE)

Glenmede Global Equity Portfolio* -- $12,407
Index: Morgan Stanley EAFE-IX ND(R) Weighted Index* -- $13,629
Index: Morgan Stanley World-IX ND(R) Weighted Index* -- $13,602

Nov. 1997                  10,000         10,000           10,000
Apr. 1998                  11,178         11,663           11,681
Oct. 1998                  10,229         11,077           10,770
Oct. 1999                  12,407         13,629           13,602


* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

The Morgan Stanley EAFE-IX(R) ND Weighted Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East. The Morgan StanleyCapital International (MSCI)World Index is an unmanaged capitalization weighted portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe, the Far East, and North America.

                            THE GLENMEDE PORTFOLIOS

                          Muni Intermediate Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999


                          Average Annual Total Return

                                                     Lehman Brothers    Lipper Intermediate
                                                        Muni 5-Year       Municipal Debt
Muni Intermediate Portfolio                             Bond Index          Fund Index
----------------------------                          --------------     ----------------
Year ended 10/31/99                        0.91%           1.02%              (1.20)%
Five Years ended 10/31/99                  6.08%           5.70%               5.51%
Inception (6/5/92) through 10/31/99        5.13%           5.56%               5.28%


          The Municipal Intermediate Portfolio has outperformed the Lipper Intermediate Municipal Debt Fund Index primarily because Muni Intermediate is a defensive portfolio which performed well in a rising interest rate environment such as we have had this year. The Portfolio slightly underperformed the Lehman 5-Year Index due to our higher quality bonds and our Pennsylvania exemption.


                 Hypothetical Illustration of $10,000 Invested
               in Muni Intermediate Portfolio vs. Lehman Brothers
              Municipal 5-Year Bond Index and Lipper Intermediate
                           Municipal Debt Fund Index
                            6/5/92 through 10/31/99


                             (GRAPHIC APPEARS HERE)


Glenmede Muni Intermediate Portfolio* -- $14,488
Index: Lipper Intermediate Municipal Debt Fund Index* -- $14,636
Index: Lehman Brothers Municipal 5-Year Bond Index* -- $14,929

June 1992               10,000           10,000             10,000
Oct. 1992               10,074           10,287             10,360
Oct. 1993               11,137           11,484             11,375
Oct. 1994               10,788           11,194             11,314
Oct. 1995               12,057           12,419             12,479
Oct. 1996               12,621           12,951             13,049
Oct. 1997               13,465           13,801             13,872
Oct. 1998               14,241           14,814             14,779
Oct. 1999               14,488           14,636             14,929


         * Assumes the reinvestment of all dividends and distributions.

The Lehman Brothers Municipal 5-Year Bond Index is an unmanaged total return performance benchmark for the intermediate-term and short-intermediate, investment-grade tax-exempt bond markets. The Lipper Intermediate Municipal Debt Fund Index is comprised of the 30 largest funds in the Lipper Intermediate Municipal Debt Fund Average. The Average consists of funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

                            THE GLENMEDE PORTFOLIOS

                           New Jersey Muni Portfolio

                              PORTFOLIO HIGHLIGHTS

                                October 31, 1999


                          Average Annual Total Return

                                                  Lehman Brothers  Lipper New Jersey
                                                    Muni 5-Year     Municipal Debt
New Jersey Portfolio                                Bond Index        Fund Index
----------------------                            --------------    ---------------
Year ended 10/31/99                      0.08%         1.02%            (3.89)%
Five Years ended 10/31/99                6.15%         5.70%             5.75%
Inception (11/1/93) through 10/31/99     4.19%         4.68%             3.85%

          The New Jersey Municipal Portfolio has outperformed versus the Lipper New Jersey Municipal Debt Fund Index. This is due to the shorter duration of the Portfolio. The Portfolio underperformed the Lehman 5-Year Index because New Jersey municipal securities are trading at a premium to national names.


                 Hypothetical Illustration of $10,000 Invested
                in New Jersey Muni Portfolio vs. Lehman Brothers
          Municipal 5-Year Bond Index and Lipper New Jersey Municipal
                                Debt Fund Index
                            11/1/93 through 10/31/99


                             (GRAPHIC APPEARS HERE)

Glenmede New Jersey Muni Portfolio* -- $12,787
Index: Lehman Brothers Municipal 5-Year Bond Index* -- $13,157
Index: Lipper New Jersey Municipal Debt Fund Index* -- $12,542

Nov. 1993                    10,000         10,000         10,000
Apr. 1994                     9,660          9,872          9,581
Oct. 1994                     9,488          9,946          9,484
Oct. 1995                    10,744         10,971         10,745
Oct. 1996                    11,200         11,471         11,245
Oct. 1997                    11,973         12,195         12,080
Oct. 1998                    12,777         13,024         13,050
Oct. 1999                    12,787         13,157         12,542


         * Assumes the reinvestment of all dividends and distributions.

The Lehman Brothers Municipal 5-Year Bond Index is an unmanaged total return performance benchmark for the intermediate-term and short-intermediate, investment-grade tax-exempt bond markets. The Lipper New Jersey Municipal Debt Fund Index consists of the 10 largest funds in the Lipper New Jersey Municipal Debt Fund Average. The Average consists of funds that invest only in securities that are exempt from taxation in New Jersey or cities in New Jersey.

                            THE GLENMEDE FUND, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                October 31, 1999

                                                                                 Tax-              Core
                                                              Government       Exempt              Fixed
                                                                Cash            Cash              Income
                                                              Portfolio       Portfolio          Portfolio
                                                           --------------    ------------       ----------
Assets:
     Investments:
     Investments at value........................           $203,269,102     $349,301,933        $238,327,045
     Repurchase agreements.......................            203,606,064               --          45,654,000
                                                            ------------     ------------        ------------
         Total investments.......................            406,875,166      349,301,933         283,981,045
                                                            ------------     ------------        ------------
     Cash .......................................                     --          100,887                 643
     Receivable for fund shares sold.............                     --               --               5,300
     Collateral for securities loaned............                     --               --           5,979,947
     Interest receivable.........................              1,018,847        1,672,536           2,295,620
     Other receivables...........................                     --               --              42,979
     Prepaid expenses............................                  1,276           10,504               1,897
                                                            ------------     ------------        ------------
         Total assets............................            407,895,289      351,085,860         292,307,431
                                                            ------------     ------------        ------------

Liabilities:
     Dividend payable............................              1,922,484          996,230               7,314
     Payable for securities purchased............                     --               --          28,173,983
     Reverse repurchase agreements...............                     --               --          27,337,625
     Payable under security loan agreements......                     --               --           5,979,947
     Accrued expenses............................                 65,357           57,148             124,374
                                                            ------------     ------------        ------------
         Total liabilities.......................              1,987,841        1,053,378          61,623,243
                                                            ------------     ------------        ------------
Net Assets.......................................           $405,907,448     $350,032,482        $230,684,188
                                                            ============     ============        ============

Shares Outstanding  .............................            405,871,807      350,114,383          22,704,175
                                                            ============     ============        ============
Net Asset Value Per Share........................                  $1.00            $1.00              $10.16
                                                            ============     ============        ============

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                                October 31, 1999

                                                               Tax-             Small
                                                              Managed        Capitalization       Large Cap
                                                               Equity            Equity             Value
                                                             Portfolio         Portfolio          Portfolio
                                                           --------------    ------------       --------------
Assets:
     Investments:
     Investments at value.......................            $146,002,202     $279,947,473         $56,816,875
     Repurchase agreements......................               2,796,000        2,650,000           2,292,000
                                                            ------------     ------------         -----------
         Total investments......................             148,798,202      282,597,473          59,108,875
                                                            ------------     ------------         -----------
     Cash ......................................                     972              294                 528
     Receivable for fund shares sold............                      --            6,084                  --
     Receivable for securities sold.............                      --        2,341,089             943,749
     Collateral for securities loaned...........                 204,000       11,387,200           1,391,700
     Dividends receivable.......................                 120,924           73,336              59,770
     Interest receivable........................                   1,153            1,083                 945
     Prepaid expenses...........................                   3,841           38,033               3,509
                                                            ------------     ------------         -----------
         Total assets...........................             149,129,092      296,444,592          61,509,076
                                                            ------------     ------------         -----------

Liabilities:
     Dividend payable...........................                      --           16,127                  --
     Payable for fund shares redeemed...........                 117,886          177,654              39,695
     Payable for securities purchased...........                      --        2,795,249             884,331
     Payable under security loan agreements.....                 204,000       11,387,200           1,391,700
     Accrued expenses...........................                  23,528          255,904              15,346
                                                            ------------     ------------         -----------
         Total liabilities......................                 345,414       14,632,134           2,331,072
                                                            ------------     ------------         -----------
Net Assets......................................            $148,783,678     $281,812,458(1)      $59,178,004
                                                            ============     ============         ===========

Shares Outstanding  ............................               6,554,527       16,848,660(1)        5,264,364
                                                            ============     ============         ===========
Net Asset Value Per Share.......................                  $22.70           $15.04(1)           $11.24
                                                            ============     ============         ===========


(1) These Shares Outstanding and Net Asset Value per share are for the Advisor Class. The Net Assets for the Advisor Class are $253,357,165. For the Institutional Class the Shares Outstanding were 1,896,077 and the Net Asset Value per share is $15.01. The Net Assets for the Institutional Class are $28,455,293.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                                October 31, 1999

                                                                               Institutional       Emerging
                                                            International      International        Markets
                                                              Portfolio          Portfolio         Portfolio
                                                            --------------      ------------     --------------
Assets:
     Investments:
     Investments at value.......................            $1,472,508,802      $164,964,005      $72,246,098
     Repurchase agreements......................                12,648,000         8,585,000               --
                                                            --------------      ------------      -----------
         Total investments......................             1,485,156,802       173,549,005       72,246,098
                                                            --------------      ------------      -----------
     Cash ......................................                       790               527          975,350
     Receivable for fund shares sold............                13,265,000         2,305,135               --
     Receivable for securities sold.............                        --                --          586,256
     Collateral for securities loaned...........               243,691,463        21,871,145        4,379,400
     Dividends receivable.......................                 1,424,966           161,419            9,961
     Interest receivable........................                     5,217             3,541               --
     Foreign tax reclaims receivable............                   971,092           113,426               --
     Prepaid expenses...........................                     4,332                --               --
                                                            --------------      ------------      -----------
         Total assets...........................             1,744,519,662       198,004,198       78,197,065
                                                            --------------      ------------      -----------

Liabilities:
     Dividend payable...........................                        --             8,879               --
     Payable for fund shares redeemed...........                    10,222            29,987               --
     Payable for securities purchased...........                        --                --          334,073
     Payable under security loan agreements.....               243,691,463        21,871,145        4,379,400
     Accrued expenses...........................                   259,091           143,097          309,294
                                                            --------------      ------------      -----------
         Total liabilities......................               243,960,776        22,053,108        5,022,767
                                                            --------------      ------------      -----------
Net Assets......................................            $1,500,558,886      $175,951,090      $73,174,298
                                                            ==============      ============      ===========

Shares Outstanding  ............................                83,978,373         9,875,744        8,823,513
                                                            ==============      ============      ===========
Net Asset Value Per Share.......................                    $17.87            $17.82            $8.29
                                                            ==============      ============      ===========



                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

              STATEMENTS OF ASSETS AND LIABILITIES -- (Concluded)

                                October 31, 1999

                                                              Global
                                                              Equity
                                                             Portfolio
                                                          --------------
Assets:
     Investments:
     Investments at value.......................          $  29,450,822
     Repurchase agreements......................                439,000
                                                          -------------
         Total investments......................             29,889.822
                                                          -------------
     Cash.......................................                    651
     Receivable for securities sold ............                114,308
     Collateral for securities loaned...........              2,012,125
     Dividends receivable.......................                 25,504
     Interest receivable........................                    181
     Foreign tax reclaims receivable ...........                 23,332
     Other receivables..........................                125,621
     Prepaid expenses...........................                  6,890
                                                          -------------
         Total assets...........................             32,198,434
                                                          -------------

Liabilities:
     Payable for securities purchased...........                118,604
     Payable under security loan agreements.....              2,012,125
     Accrued expenses...........................                 28,184
                                                          -------------
         Total liabilities......................              2,158,913
                                                          -------------
Net Assets......................................          $  30,039,521
                                                          -------------
Shares Outstanding..............................              2,627,088
                                                          =============
Net Asset Value Per Share.......................                 $11.43
                                                          =============


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            STATEMENTS OF OPERATIONS

                      For the year ended October 31, 1999

                                                                                                 Tax-             Core
                                                                              Government        Exempt            Fixed
                                                                                Cash             Cash            Income
                                                                              Portfolio        Portfolio        Portfolio
                                                                            --------------   ------------       ----------
Investment income:
     Interest........................................................       $24,157,732       $11,499,173       $17,253,958
                                                                            -----------       -----------       -----------
         Total investment income.....................................        24,157,732        11,499,173        17,253,958
                                                                            -----------       -----------       -----------
Expenses:
     Administration fee..............................................           177,284           136,105            94,966
     Professional fees...............................................            44,957            44,995            27,338
     Interest expense................................................                --                --         1,115,966
     Pricing fees....................................................             3,132            21,537            10,117
     Shareholder report expense......................................             2,205             6,198             6,501
     Shareholder servicing fees .....................................           240,169           185,886           130,098
     Custodian fee...................................................            25,420            20,234            18,692
     Directors' fees and expenses....................................             8,113             8,582             6,249
     Registration and filing fees....................................             2,294            21,992             2,411
     Other expenses..................................................            10,129            11,680             9,237
                                                                            -----------       -----------       -----------
         Total expenses..............................................           513,703           457,209         1,421,575
                                                                            -----------       -----------       -----------
     Net investment income ..........................................        23,644,029        11,041,964        15,832,383
                                                                            -----------       -----------       -----------
Realized and unrealized loss:
     Net realized loss on:
         Securities transactions.....................................                --                --        (1,959,380)
                                                                            -----------       -----------       -----------
         Net realized loss...........................................                --                --        (1,959,380)
                                                                            -----------       -----------       -----------
     Net change in unrealized appreciation/ depreciation of:
         Securities..................................................                --                --       (12,047,888)
                                                                            -----------       -----------       -----------
         Net unrealized appreciation/depreciation....................                --                --       (12,047,888)
                                                                            -----------       -----------       -----------
Net realized and unrealized loss.....................................                --                --       (14,007,268)
                                                                            -----------       -----------       -----------
Net increase in net assets
     resulting from operations.......................................       $23,644,029       $11,041,964       $ 1,825,115
                                                                            ===========       ===========       ===========

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                      For the year ended October 31, 1999

                                                                             Tax             Small
                                                                           Managed       Capitalization        Large Cap
                                                                           Equity            Equity              Value
                                                                          Portfolio         Portfolio          Portfolio
                                                                        --------------    ------------        ----------
Investment income:
     Dividends (net of foreign withholding taxes)(1)..........           $ 1,833,471       $ 6,537,099        $   961,721
     Interest.................................................               146,317           267,097             57,352
     Other income(2)..........................................                 5,886            37,034              2,137
                                                                         -----------       -----------        -----------
         Total investment income..............................             1,985,674         6,841,230          1,021,210
                                                                         -----------       -----------        -----------

Expenses:
     Investment advisory fee .................................                    --         1,755,859                 --
     Administration fee.......................................                56,347           113,673             27,038
     Professional fees........................................                21,164            48,495             12,655
     Shareholder report expense...............................                 5,600            12,737              5,106
     Shareholder servicing fees (Advisor Class(3))............                76,980           722,155             36,258
     Shareholder servicing fees (Institutional Class(3))......                    --            15,192                 --
     Custodian fee............................................                10,439            21,010              4,683
     Directors' fees and expenses.............................                 4,152            10,393              2,420
     Registration and filing fees.............................                 2,916            43,963              1,521
     Other expenses...........................................                 5,075                --              3,035
                                                                         -----------       -----------        -----------
         Total expenses.......................................               182,673         2,743,477             92,716
                                                                         -----------       -----------        -----------
     Net investment income....................................             1,803,001         4,097,753            928,494
                                                                         -----------       -----------        -----------
Realized and unrealized gain/(loss):
     Net realized gain/(loss) on:
         Securities transactions..............................            14,604,117       (21,112,207)        11,038,346
                                                                         -----------       -----------        -----------
         Net realized gain/(loss).............................            14,604,117       (21,112,207)        11,038,346
                                                                         -----------       -----------        -----------
     Net change in unrealized appreciation/ depreciation of:
         Securities including options.........................            16,672,595        15,487,511          1,102,108
                                                                         -----------       -----------        -----------
         Net unrealized appreciation..........................            16,672,595        15,487,511          1,102,108
                                                                         -----------       -----------        -----------
Net realized and unrealized gain/(loss).......................            31,276,712        (5,624,696)        12,140,454
                                                                         -----------       -----------        -----------
Net increase/(decrease) in net assets
     resulting from operations................................           $33,079,713       $(1,526,943)       $13,068,948
                                                                         ===========       ===========        ===========

----------
(1) The Tax Managed Equity Portfolio had foreign dividend withholding taxes of $2,948.
(2) Income from security lending.
(3) For Small Capitalization Equity Portfolio.


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                      For the year ended October 31, 1999

                                                                                      Institutional          Emerging
                                                                   International      International           Markets
                                                                     Portfolio          Portfolio            Portfolio
                                                                   --------------     ------------           ----------
Investment income:
     Dividends (net of foreign withholding taxes)(1)..........      $ 32,510,634       $ 3,215,758          $ 1,051,315
     Interest.................................................         1,692,125           342,322               28,204
     Other income(2)..........................................           702,532            66,663               28,904
                                                                    ------------       -----------          -----------
         Total investment income..............................        34,905,291         3,624,743            1,108,423
                                                                    ------------       -----------          -----------
Expenses:
     Investment advisory fee .................................                --         1,011,323              872,016
     Administration fee.......................................           472,896            52,101               25,405
     Professional fees........................................            95,925            14,031               19,552
     Pricing fees.............................................             8,647             8,636                6,639
     Shareholder report expense...............................            20,633             9,318               14,552
     Shareholder servicing fees ..............................           665,111                --                   --
     Custodian fee............................................           170,905            16,322              267,647
     Directors' fees and expenses.............................            31,722             3,864                6,611
     Registration and filing fees.............................            39,689            32,108                3,016
     Other expenses...........................................            19,186             6,017                2,574
                                                                    ------------       -----------          -----------
         Total expenses.......................................         1,524,714         1,153,720            1,218,012
                                                                    ------------       -----------          -----------
     Net investment income/(expenses in excess
         of income)...........................................        33,380,577         2,471,023             (109,589)
                                                                    ------------       -----------          -----------
Realized and unrealized gain/(loss):
     Net realized gain/(loss) on:
         Securities transactions..............................        84,936,877         7,631,695            7,297,717
         Foreign currency transactions........................          (449,376)         (165,993)            (810,395)
                                                                    ------------       -----------          -----------
         Net realized gain....................................        84,487,501         7,465,702            6,487,322
                                                                    ------------       -----------          -----------
     Net change in unrealized appreciation/ depreciation of:
         Securities including options.........................       167,629,466        17,099,963           16,533,844
         Foreign currency translation.........................           (74,442)           (5,972)              51,350
                                                                    ------------       -----------          -----------
         Net unrealized appreciation/depreciation.............       167,555,024        17,093,991           16,585,194
                                                                    ------------       -----------          -----------
Net realized and unrealized gain..............................       252,042,525        24,559,693           23,072,516
                                                                    ------------       -----------          -----------
Net increase in net assets
     resulting from operations................................      $285,423,102       $27,030,716          $22,962,927
                                                                    ============       ===========          ===========

----------
(1) The International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio had foreign dividend withholding taxes of $3,494,217, $354,100 and $189,072, respectively.
(2) Income from security lending.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                      For the year ended October 31, 1999

                                                                      Global
                                                                      Equity
                                                                     Portfolio
                                                                    -----------
Investment income:
     Dividends (net of foreign withholding taxes)(1)............    $  632,716
     Interest...................................................        36,927
     Other income(2)............................................         6,031
                                                                    ----------
         Total investment income................................       675,674
                                                                    ----------
Expenses:
     Investment advisory fee ...................................       201,240
     Administration fee.........................................        10,505
     Professional fees..........................................         5,044
     Pricing fees...............................................         5,911
     Shareholder report expense.................................         5,594
     Custodian fee..............................................        34,516
     Directors' fees and expenses...............................           566
     Other expenses.............................................            84
                                                                    ----------
         Total expenses.........................................       263,460
                                                                    ----------
     Net investment income......................................       412,214
                                                                    ----------
Realized and unrealized gain:
     Net realized gain on:
         Securities transactions................................     1,377,113
         Foreign currency transactions..........................         2,384
                                                                    ----------
         Net realized gain......................................     1,379,497
                                                                    ----------
     Net change in unrealized appreciation/depreciation of:
         Securities including options...........................     3,450,215
         Foreign currency translation...........................        (1,723)
                                                                    ----------
         Net unrealized appreciation/depreciation...............     3,448,492
                                                                    ----------
Net realized and unrealized gain................................     4,827,989
                                                                    ----------
Net increase in net assets
     resulting from operations..................................    $5,240,203
                                                                    ==========

----------
(1) The Global Equity Portfolio had foreign dividend withholding taxes of $73,860.
(2) Income from security lending.


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                      For the year ended October 31, 1999

                                                                             Tax-                Core
                                                       Government           Exempt               Fixed
                                                          Cash               Cash               Income
                                                        Portfolio          Portfolio           Portfolio
                                                       ------------      ------------        ------------
Net investment income........................          $ 23,644,029      $ 11,041,964        $ 15,832,383
Net realized loss on:
     Security transactions...................                    --                --          (1,959,380)
Net change in unrealized appreciation/
     depreciation of:
     Securities..............................                    --                --         (12,047,888)
                                                       ------------      ------------        ------------
Net increase in net assets resulting
   from operations...........................            23,644,029        11,041,964           1,825,115
Distributions to shareholders from:
     Net investment income...................           (23,644,029)      (11,041,964)        (15,879,969)
Net decrease in net assets from
     capital share transactions..............           (24,257,637)      (25,891,941)        (14,247,142)
                                                       ------------      ------------        ------------
Net decrease in net assets...................           (24,257,637)      (25,891,941)        (28,301,996)
NET ASSETS:
Beginning of year............................           430,165,085       375,924,423         258,986,184
                                                       ------------      ------------        ------------
End of year..................................          $405,907,448      $350,032,482        $230,684,188
                                                       ============      ============        ============

                      For the year ended October 31, 1998


                                                                             Tax-                Core
                                                       Government           Exempt               Fixed
                                                          Cash               Cash               Income
                                                        Portfolio          Portfolio           Portfolio
                                                       ------------      ------------        ------------
Net investment income........................          $ 25,539,088      $  9,876,757        $ 17,192,716
Net realized gain/(loss) on:
     Securities transactions.................                    --            (7,168)          2,139,605
Net change in unrealized appreciation/
     depreciation of:
     Securities..............................                    --                --           3,989,062
                                                       ------------      ------------        ------------
Net increase in net assets resulting
     from operations.........................            25,539,088         9,869,589          23,321,383
Distributions to shareholders from:
     Net investment income...................           (25,539,088)       (9,876,757)        (17,307,852)
Net increase/(decrease) in net assets from
     capital share transactions..............           (20,872,453)       94,981,854         (13,760,110)
                                                       ------------      ------------        ------------
Net increase/(decrease) in net assets........           (20,872,453)       94,974,686          (7,746,579)
NET ASSETS:
Beginning of year............................           451,037,538       280,949,737         266,732,763
                                                       ------------      ------------        ------------
End of year..................................          $430,165,085      $375,924,423        $258,986,184
                                                       ============      ============        ============

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                      For the year ended October 31, 1999

                                                                        Tax             Small
                                                                      Managed       Capitalization         Large Cap
                                                                      Equity            Equity               Value
                                                                     Portfolio         Portfolio           Portfolio
                                                                  --------------     --------------      --------------
Net investment income..................................            $  1,803,001      $  4,097,753         $   928,494
Net realized gain/(loss) on:
     Security transactions including options...........              14,604,117       (21,112,207)         11,038,346
Net change in unrealized appreciation/
     depreciation of:
     Securities........................................              16,672,595        15,487,511           1,102,108
                                                                   ------------      ------------         -----------
Net increase/(decrease) in net assets resulting
   from operations.....................................              33,079,713        (1,526,943)         13,068,948
Distributions to shareholders from:
     Net investment income (Advisor Class(1))..........              (1,837,172)       (3,515,853)         (1,001,562)
     Net investment income (Institutional Class(1))....                      --          (518,163)                 --
     Net realized gain on investments..................             (14,731,224)               --         (11,060,260)
Net decrease in net assets from
  capital share transactions...........................             (20,328,277)      (52,016,589)         (8,449,461)
                                                                   ------------      ------------         -----------
Net decrease in net assets.............................              (3,816,960)      (57,577,548)         (7,442,335)
NET ASSETS:
Beginning of year......................................             152,600,638       339,390,006          66,620,339
                                                                   ------------      ------------         -----------
End of year............................................            $148,783,678      $281,812,458         $59,178,004
                                                                   ============      ============         ===========


                      For the year ended October 31, 1998


                                                                        Tax             Small
                                                                      Managed       Capitalization         Large Cap
                                                                      Equity            Equity               Value
                                                                     Portfolio         Portfolio           Portfolio
                                                                  --------------     --------------      --------------
Net investment income..................................            $  2,709,260      $  4,578,357         $ 1,297,070
Net realized gain on:
     Securities transactions...........................               3,253,783         2,460,188           8,925,375
Net change in unrealized appreciation/
     depreciation of:
     Securities........................................               3,805,619       (88,260,179)         (6,891,265)
                                                                   ------------      ------------         -----------
Net increase/(decrease) in net assets resulting
     from operations...................................               9,768,662       (81,221,634)          3,331,180
Distributions to shareholders from:
     Net investment income.............................              (2,647,424)       (4,508,564)         (1,322,089)
     Net realized gain on investments..................              (3,246,929)       (2,643,414)         (9,224,403)
Net increase/(decrease) in net assets from
     capital share transactions........................               8,231,775        (6,892,431)          2,658,292
                                                                   ------------      ------------         -----------
Net increase/(decrease) in net assets..................              12,106,084       (95,266,043)         (4,557,020)
NET ASSETS:
Beginning of year......................................             140,494,554       434,656,049          71,177,359
                                                                   ------------      ------------         -----------
End of year............................................            $152,600,638      $339,390,006         $66,620,339
                                                                   ============      ============         ===========

----------
(1) For Small Capitalization Equity Portfolio.


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                      For the year ended October 31, 1999

                                                                                   Institutional         Emerging
                                                                  International    International          Markets
                                                                    Portfolio        Portfolio           Portfolio
                                                                  --------------   --------------      -------------
Net investment income /(expenses in
     excess of income)......................................     $   33,380,577     $  2,471,023        $  (109,589)
Net realized gain/(loss) on:
     Security transactions including options................         84,936,877        7,631,695          7,297,717
     Foreign currency transactions..........................           (449,376)        (165,993)          (810,395)
Net  change in unrealized appreciation/ depreciation of:
     Securities.............................................        167,629,466       17,099,963         16,533,844
     Foreign currency translation...........................            (74,442)          (5,972)            51,350
                                                                 --------------     ------------        -----------
Net increase in net assets resulting
   from operations..........................................        285,423,102       27,030,716         22,962,927
Distributions to shareholders from:
     Net investment income .................................        (43,332,727)      (3,353,836)                --
     Net realized gain on investments.......................        (81,571,581)      (7,782,284)                --
Net increase/(decrease) in net assets from
  capital share transactions................................        204,848,287       61,329,386         (5,577,232)
                                                                 --------------     ------------        -----------
Net increase/(decrease) in net assets.......................        365,367,081       77,223,982         17,385,695
NET ASSETS:
Beginning of year...........................................      1,135,191,805       98,727,108         55,788,603
                                                                 --------------     ------------        -----------
End of year.................................................     $1,500,558,886     $175,951,090        $73,174,298
                                                                 ==============     ============        ===========


                      For the year ended October 31, 1998

                                                                                   Institutional         Emerging
                                                                  International    International          Markets
                                                                    Portfolio        Portfolio           Portfolio
                                                                  --------------   --------------      -------------
Net investment income.......................................      $  27,207,128     $  1,518,179        $   200,978
Net realized gain/(loss) on:
     Securities transactions................................        (21,332,558)      (1,822,717)       (32,861,279)
     Foreign currency transactions..........................            987,491           58,237           (549,596)
Net  change in unrealized appreciation/ depreciation of:
     Securities.............................................         71,680,523        5,361,413            940,185
     Foreign currency translation...........................             32,072            3,986           (113,826)
                                                                 --------------     ------------        -----------
Net increase/(decrease) in net assets resulting
     from operations........................................         78,574,656        5,119,098        (32,383,538)
Distributions to shareholders from:
     Net investment income..................................        (29,290,284)      (1,718,496)                --
     Net realized gain on investments.......................        (11,518,026)        (943,135)                --
Net increase/(decrease) in net assets from
     capital share transactions.............................         46,323,409       14,611,047         (6,839,917)
                                                                 --------------     ------------        -----------
Net increase/(decrease) in net assets.......................         84,089,755       17,068,514        (39,223,455)
NET ASSETS:
Beginning of year...........................................      1,051,102,050       81,658,594         95,012,058
                                                                 --------------     ------------        -----------
End of year.................................................     $1,135,191,805     $ 98,727,108        $55,788,603
                                                                 ==============     ============        ===========

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)

                       For the year ended October 31, 1999

                                                                      Global
                                                                      Equity
                                                                     Portfolio
                                                                    ------------
Net investment income.............................................  $   412,214
Net realized gain on:
     Security transactions including options......................    1,377,113
     Foreign currency transactions................................        2,384
Net  change in unrealized appreciation/ depreciation of:
     Securities...................................................    3,450,215
     Foreign currency translation.................................       (1,723)
                                                                    -----------
Net increase in net assets resulting
   from operations................................................    5,240,203
Distributions to shareholders from:
     Net investment income........................................     (616,853)
     Net realized gain on investments.............................   (1,221,117)
Net increase in net assets from
  capital share transactions and other transactions...............    1,326,639
                                                                    -----------
Net increase in net assets........................................    4,728,872
NET ASSETS:
Beginning of year.................................................   25,310,649
                                                                    -----------
End of year.......................................................  $30,039,521
                                                                    ===========

          For the period November 4, 1997(1) through October 31, 1998

                                                                      Global
                                                                      Equity
                                                                     Portfolio
                                                                    ------------
Net investment income.............................................  $   367,612
Net realized loss on:
     Securities transactions......................................     (407,213)
     Foreign currency transactions................................      (21,800)
Net  change in unrealized appreciation/ depreciation of:
     Securities...................................................      657,936
     Foreign currency translation.................................        1,614
                                                                    -----------
Net increase in net assets resulting
     from operations..............................................      598,149
Distributions to shareholders from:
     Net investment income........................................     (287,500)
     Net realized gain on investments.............................     (175,000)
Net increase in net assets from
     capital share transactions...................................   25,175,000
                                                                    -----------
Net increase in net assets........................................   25,310,649
NET ASSETS:
Beginning of period...............................................           --
                                                                    -----------
End of period.....................................................  $25,310,649
                                                                    ===========
----------
(1) Commencement of operations.


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year

                                                                                   Government Cash Portfolio
                                                                                     Year Ended October 31,
                                                                1999          1998          1997          1996          1995
                                                             ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of year.................          $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                             ----------    ----------    ----------    ----------    ----------
Net investment income..............................             0.049         0.051         0.054         0.053         0.059
Distributions from net investment
     income........................................            (0.049)       (0.051)       (0.054)       (0.053)       (0.059)
                                                             ----------    ----------    ----------    ----------    ----------
Net asset value, end of year.......................          $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                             ==========    ===========   ==========    ==========    ==========
Total Return(1)....................................              5.00%         5.63%         5.53%         5.46%         5.87%
                                                             ==========    ===========   ==========    ==========    ==========
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's).................          $405,907      $430,165      $451,038      $452,395      $408,605
Ratio of operating expenses to
     average net assets............................              0.11%         0.11%         0.13%         0.16%         0.15%
Ratio of net investment income
     to average net assets.........................              4.87%         5.41%         5.39%         5.32%         5.71%

----------
(1) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year

                                                                                    Tax-Exempt Cash Portfolio
                                                                                      Year Ended October 31,
                                                                 1999          1998           1997        1996          1995
                                                              ----------     ---------     ---------   ----------   ----------
Net asset value, beginning of year.......................     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                              ----------     ---------    ----------    ---------     --------
Net investment income....................................        0.030         0.034         0.034         0.034         0.038
Distributions from net investment
     income..............................................       (0.030)       (0.034)       (0.034)       (0.034)       (0.038)
                                                              ----------     ---------    ----------    ---------     --------
Net asset value, end of year.............................     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                              ==========     =========    ==========    =========     ========
Total Return(1)..........................................         3.02%         3.41%         3.46%         3.42%         3.76%
                                                              ==========     =========    ==========    =========     ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's).......................     $350,032      $375,924      $280,950      $224,999      $222,808
Ratio of operating expenses to
     average net assets..................................         0.12%         0.13%         0.14%         0.15%         0.15%
Ratio of net investment income
     to average net assets...............................         2.97%         3.37%         3.40%         3.36%         3.69%

----------
(1) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year

                                                                             Core Fixed Income Portfolio
                                                                                Year Ended October 31,
                                                           1999           1998           1997          1996         1995
                                                        ----------     ----------     ----------    ----------   ----------

Net asset value, beginning of year...............       $  10.70       $  10.46       $  10.29       $  10.36       $   9.89
                                                        --------       --------       --------       --------       --------
Income from investment operations:

Net investment income............................           0.63           0.64           0.68           0.66           0.69
Net realized and unrealized gain/(loss)
     on investments..............................          (0.54)          0.24           0.17          (0.08)          0.46
                                                        --------       --------       --------       --------       --------
Total from investment operations.................           0.09           0.88           0.85           0.58           1.15
                                                        --------       --------       --------       --------       --------
Less Distributions from:

Net investment income............................          (0.63)         (0.64)         (0.68)         (0.65)         (0.68)
Net realized capital gains.......................             --             --             --             --             --
                                                        --------       --------       --------       --------       --------
Total distributions..............................          (0.63)         (0.64)         (0.68)         (0.65)         (0.68)
                                                        --------       --------       --------       --------       --------
Net asset value, end of year.....................       $  10.16       $  10.70       $  10.46       $  10.29       $  10.36
                                                        ========       ========       ========       ========       ========
Total Return(1)..................................           0.91%          9.32%          8.63%          5.88%         12.06%
                                                        ========       ========       ========       ========       ========
Ratios to average net assets/ Supplemental data:

Net assets, end of year (in 000's)...............       $230,684       $258,986       $266,733       $259,503       $342,874
Ratio of operating expenses to average
     net assets..................................           0.12%          0.11%          0.13%          0.16%          0.11%
Ratio of gross expenses to average
     net assets..................................           0.55%(2)       0.99%(2)       0.43%(2)       0.16%          0.11%
Ratio of net investment income to
     average net assets..........................           6.08%          6.58%          6.67%          6.37%          6.67%
Portfolio turnover rate..........................           191%             93%           307%            47%           228%

----------
(1) Total return represents aggregate total return for the period indicated.

(2) The annualized gross expense ratio includes interest expense. The ratios excluding interest expense for the years ended October 31, 1999, October 31, 1998, and October 31, 1997 were 0.12%, 0.11%, and 0.13%, respectively.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year


                                                                                 Tax Managed Equity Portfolio
                                                                                     Year Ended October 31,
                                                              1999           1998           1997          1996           1995
                                                           ----------    ---------       ----------    ----------    ----------
Net asset value, beginning of year....................     $  20.69       $  20.11       $  16.79       $  14.67      $  12.56
                                                           --------       --------       --------       --------      --------
Income from investment operations:
Net investment income.................................         0.28           0.37           0.28           0.41          0.32
Net realized and unrealized gain
     on investments...................................         4.51           1.02           5.69           3.73          2.64
                                                           --------       --------       --------       --------      --------
Total from investment operations......................         4.79           1.39           5.97           4.14          2.96
                                                           --------       --------       --------       --------      --------
Less Distributions from:
Net investment income.................................        (0.28)         (0.36)         (0.28)         (0.40)        (0.33)
Net realized capital gains............................        (2.50)         (0.45)         (2.37)         (1.62)        (0.52)
                                                           --------       --------       --------       --------      --------
Total distributions...................................        (2.78)         (0.81)         (2.65)         (2.02)        (0.85)
                                                           --------       --------       --------       --------      --------
Net asset value, end of year..........................     $  22.70       $  20.69       $  20.11       $  16.79      $  14.67
                                                           ========       ========       ========       ========      ========
Total Return(1).......................................        23.88%          7.00%         36.39%         28.65%        23.78%
                                                           ========       ========       ========       ========      ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)....................     $148,784       $152,601       $140,495       $ 94,185      $ 80,157
Ratio of operating expenses to average
     net assets.......................................         0.12%          0.12%          0.13%          0.17%         0.14%
Ratio of net investment income to
     average net assets...............................         1.17%          1.71%          1.91%          2.26%         2.32%
Portfolio turnover rate...............................           40%            52%            26%            36%           70%

----------
(1) Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year


                                                                Small Capitalization Equity Portfolio Advisor Shares
                                                                                 Year Ended October 31,
                                                            1999           1998           1997         1996         1995
                                                         ----------     ----------     ----------    ---------   ----------
Net asset value, beginning of year..................     $  15.28       $  19.06       $  16.12      $  14.98      $  13.95
                                                         --------       --------       --------      --------      --------
Income from investment operations:
Net investment income...............................         0.20           0.19           0.38          0.33          0.28
Net realized and unrealized gain/(loss)
     on investments.................................        (0.25)         (3.66)          6.32          2.38          2.69
                                                         --------       --------       --------      --------      --------
Total from investment operations....................        (0.05)         (3.47)          6.70          2.71          2.97
                                                         --------       --------       --------      --------      --------
Less Distributions from:
Net investment income...............................        (0.19)         (0.19)         (0.37)        (0.33)        (0.26)
Net realized capital gains..........................           --          (0.12)         (3.39)        (1.24)        (1.68)
                                                         --------       --------       --------      --------      --------
Total distributions.................................        (0.19)         (0.31)         (3.76)        (1.57)        (1.94)
                                                         --------       --------       --------      --------      --------
Net asset value, end of year........................     $  15.04       $  15.28       $  19.06      $  16.12      $  14.98
                                                         ========       ========       ========      ========      ========
Total Return(1).....................................        (0.32)%       (18.35)%        41.80%        18.22%        21.15%
                                                         ========       ========       ========      ========      ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)..................     $253,357       $307,596       $434,656      $308,415      $170,969
Ratio of operating expenses to average
     net assets.....................................         0.88%          0.76%          0.12%         0.17%         0.14%
Ratio of net investment income to
     average net assets.............................         1.27%          1.07%          2.00%         2.15%         1.92%
Portfolio turnover rate.............................           77%            42%            59%           37%           57%

----------
(1) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                 For a share outstanding throughout each period

                                                     Small Capitalization Equity Portfolio Institutional Shares
                                                     ----------------------------------------------------------
                                                              For the                     For the Period
                                                             Year Ended                 January 2, 1998(1)
                                                          October 31, 1999           through October 31, 1998
                                                      ------------------------       -------------------------
Net asset value, beginning of period.................           $ 15.29                       $  19.33
                                                                -------                       --------
Income from investment operations:
Net investment income................................              0.23                           0.15
Net realized and unrealized loss
     on investments..................................             (0.24)                         (3.94)
                                                                -------                       --------
Total from investment operations.....................             (0.01)                         (3.79)
                                                                -------                       --------
Less Distributions from:
Net investment income................................             (0.27)                         (0.13)
Net realized capital gains...........................                --                          (0.12)
                                                                -------                       --------
Total distributions..................................             (0.27)                         (0.25)
                                                                -------                       --------
Net asset value, end of period.......................           $ 15.01                       $  15.29
                                                                =======                       ========
Total Return(2)......................................             (0.10)%                       (19.69)%
                                                                =======                       ========
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's).................           $28,455                       $ 31,794
Ratio of operating expenses to average
     net assets......................................              0.68%                          0.69%(3)
Ratio of net investment income to
     average net assets..............................              1.47%                          1.07%(3)
Portfolio turnover rate..............................                77%                            42%

----------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year

                                                                                 Large Cap Value Portfolio
                                                                                   Year Ended October 31,
                                                              1999          1998          1997        1996          1995
                                                           ----------    ----------   ----------   ----------   ----------
Net asset value, beginning of year..................       $  11.77      $  13.29      $  11.68      $  10.34      $  10.62
                                                           --------      --------      --------      --------      --------
Income from investment operations:
Net investment income...............................           0.18          0.24          0.29          0.26          0.32
Net realized and unrealized gain
     on investments.................................           2.00          0.35          3.95          1.49          1.38
                                                           --------      --------      --------      --------      --------
Total from investment operations....................           2.18          0.59          4.24          1.75          1.70
                                                           --------      --------      --------      --------      --------
Less Distributions from:
Net investment income...............................          (0.19)        (0.25)        (0.29)        (0.27)        (0.31)
Net realized capital gains..........................          (2.52)        (1.86)        (2.34)        (0.14)        (1.67)
                                                           --------      --------      --------      --------      --------
Total distributions.................................          (2.71)        (2.11)        (2.63)        (0.41)        (1.98)
                                                           --------      --------      --------      --------      --------
Net asset value, end of year........................       $  11.24      $  11.77      $  13.29      $  11.68      $  10.34
                                                           ========      ========      ========      ========      ========
Total Return(1).....................................          19.59%         4.77%        36.55%        17.13%        16.01%
                                                           ========      ========      ========      ========      ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's)..................       $ 59,178      $ 66,620      $ 71,177      $ 50,131      $ 15,981
Ratio of operating expenses to average
     net assets.....................................           0.13%         0.12%         0.13%         0.15%         0.20%
Ratio of net investment income to
     average net assets.............................           1.28%         1.74%         2.10%         2.62%         2.80%
Portfolio turnover rate.............................            105%          132%          109%          104%          227%

----------
(1) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year

                                                                                International Portfolio
                                                                                 Year Ended October 31,
                                                             1999           1998          1997          1996           1995
                                                         ----------     ----------     ----------     ---------      --------
Net asset value, beginning of year.................      $    15.66     $    15.11     $    13.87      $  12.70      $  13.04
                                                         ----------     ----------     ----------      --------      --------
Income from investment operations:
Net investment income..............................            0.48           0.37           0.39          0.40          0.32
Net realized and unrealized gain
     on investments................................            3.33           0.74           1.89          1.29          0.23
                                                         ----------     ----------     ----------      --------      --------
Total from investment operations...................            3.81           1.11           2.28          1.69          0.55
                                                         ----------     ----------     ----------      --------      --------
Less Distributions from:
Net investment income..............................           (0.57)         (0.40)         (0.35)        (0.43)        (0.32)
Net realized capital gains.........................           (1.03)         (0.16)         (0.62)        (0.04)        (0.57)
In excess of net realized gains....................              --             --             --         (0.05)           --
In excess of net investment income.................              --             --          (0.07)           --            --
                                                         ----------     ----------     ----------      --------      --------
Total distributions................................           (1.60)         (0.56)         (1.04)        (0.52)        (0.89)
                                                         ----------     ----------     ----------      --------      --------
Net asset value, end of year.......................      $    17.87     $    15.66     $    15.11      $  13.87      $  12.70
                                                         ==========     ==========     ==========      ========      ========
Total Return(1)....................................           24.65%          7.44%         16.35%        13.47%         4.23%
                                                         ==========     ==========     ==========      ========      ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's).................      $1,500,559     $1,135,192     $1,051,102      $643,459      $343,209
Ratio of operating expenses to average
     net assets....................................            0.11%          0.13%          0.14%         0.18%         0.18%
Ratio of net investment income to
     average net assets............................            2.52%          2.32%          2.77%         3.05%         2.61%
Portfolio turnover rate............................              20%            19%            15%            6%           24%

----------
(1) Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year

                                                                                Institutional International Portfolio
                                                                                       Year Ended October 31,
                                                                  1999          1998          1997          1996         1995
                                                               ----------    ---------     ---------     ----------   ----------
Net asset value, beginning of year.......................      $  15.53      $  14.89      $  13.67       $  12.34     $  12.63
                                                               --------      --------      --------       --------     --------
Income from investment operations:
Net investment income....................................          0.39          0.26          0.27           0.28         0.19
Net realized and unrealized gain/(loss)
     on investments......................................          3.15          0.81          1.86           1.50        (0.13)
                                                               --------      --------      --------       --------     --------
Total from investment operations.........................          3.54          1.07          2.13           1.78         0.06
                                                               --------      --------      --------       --------     --------
Less Distributions from:
Net investment income....................................         (0.40)        (0.28)        (0.22)         (0.25)       (0.18)
Net realized capital gains...............................         (0.85)        (0.15)        (0.61)         (0.14)       (0.17)
In excess of net realized capital gains..................            --            --            --          (0.06)          --
In excess of net investment income.......................            --            --         (0.08)            --           --
                                                               --------      --------      --------       --------     --------
Total distributions......................................         (1.25)        (0.43)        (0.91)         (0.45)       (0.35)
                                                               --------      --------      --------       --------     --------
Net asset value, end of year.............................      $  17.82      $  15.53      $  14.89       $  13.67     $  12.34
                                                               ========      ========      ========       ========     ========
Total Return(1)..........................................         22.98%         7.26%        15.54%         14.46%        0.38%
                                                               ========      ========      ========       ========     ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's).......................      $175,951      $ 98,727      $ 81,659       $ 58,390     $ 44,206
Ratio of operating expenses to average
     net assets..........................................          0.86%         0.87%         0.87%          0.95%        0.93%
Ratio of net investment income to
     average net assets..................................          1.83%         1.58%         1.94%          2.06%        1.78%
Portfolio turnover rate..................................            20%           19%           15%            10%          25%

----------
(1) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                 For a share outstanding throughout each period



                                                                                                                For the Period
                                                                                                             December 14, 1994(1)
                                                                        Emerging Markets Portfolio                 through
                                                                           Year Ended October 31,                 October 31,
                                                             1999           1998          1997          1996         1995
                                                          ----------     ----------     ----------    ----------   ----------
Net asset value, beginning of period.................     $   5.87      $   9.05       $   9.52       $   9.73       $  10.00
                                                          --------      --------       --------       --------       --------
Income from investment operations:

Net investment income (loss).........................        (0.01)         0.02           0.03           0.06           0.16
Net realized and unrealized
     gain/(loss) on investments......................         2.43         (3.20)          0.09          (0.16)         (0.31)
                                                          --------      --------       --------       --------       --------
Total from investment operations.....................         2.42         (3.18)          0.12          (0.10)         (0.15)
                                                          --------      --------       --------       --------       --------
Less Distributions from:

Net investment income................................           --            --          (0.02)         (0.08)         (0.12)
Net realized capital gains...........................           --            --          (0.57)         (0.03)            --
                                                          --------      --------       --------       --------       --------
Total distributions..................................        --               --          (0.59)         (0.11)         (0.12)
                                                          --------      --------       --------       --------       --------
Net asset value, end of period.......................     $   8.29      $   5.87       $   9.05       $   9.52       $   9.73
                                                          ========      ========       ========       ========       ========
Total Return(2)......................................        41.23%       (35.14)%         1.01%         (0.96)%        (1.96)%
                                                          ========      ========       ========       ========       ========
Ratios to average net assets/Supplemental data:

Net assets, end of period (in 000's).................     $ 73,174      $ 55,789       $ 95,012       $ 86,385       $ 27,297
Ratio of operating expenses to
     average net assets..............................         1.75%         1.85%          1.73%          1.76%          1.81%(3)
Ratio of net investment income
     (loss) to average net assets....................        (0.16)%        0.26%          0.29%          0.80%          1.87%(3)
Portfolio turnover rate..............................          134%          113%            94%            44%            50%

----------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                                                               For a share outstanding throughout each period
                                                                         Global Equity Portfolio
                                                        ----------------------------------------------------------
                                                              For the                         For the Period
                                                             Year Ended                    November 3, 1997(1)
                                                          October 31, 1999               through October 31, 1998
                                                        --------------------           ---------------------------
Net asset value, beginning of period................           $  10.05                           $  10.00
Income from investment operations:
Net investment income...............................               0.18                               0.15
Net realized and unrealized
     gain on investments............................               1.94                               0.09
                                                               --------                           --------
Total from investment operations....................               2.12                               0.24
                                                               --------                           --------
Less Distributions from:
Net investment income...............................              (0.25)                             (0.12)
Net realized capital gains..........................              (0.49)                             (0.07)
                                                               --------                           --------
Total distributions.................................              (0.74)                             (0.19)
                                                               --------                           --------
Net asset value, end of period......................           $  11.43                           $  10.05
                                                               ========                           ========
Total Return(2).....................................              21.18%                              2.29%
                                                               ========                           ========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)................           $ 30,040                           $ 25,311
Ratio of operating expenses to
     average net assets.............................               0.93%                              0.88%(3)
Ratio of net investment income to
     average net assets.............................               1.43%                              1.43%(3)
Portfolio turnover rate.............................                 43%                                48%

----------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Government Cash Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

          Face
         Amount                                                                                   Value
    --------------                                                                           ----------------
Agency Discount Notes(1) -- 31.4%
                          Farmer Mac Discount Note -- 1.2%
 $          5,000,000     5.661% due 1/18/00...................................              $      4,939,658
                                                                                             ----------------
                          Federal Home Loan Mortgage Corporation -- 15.5%
           25,000,000     5.160% due 11/1/99...................................                    25,000,000
            3,000,000     5.202% due 11/9/99...................................                     2,996,580
           10,000,000     5.326% due 11/24/99..................................                     9,966,395
            5,000,000     5.288% due 12/1/99...................................                     4,978,125
           10,000,000     5.100% due 12/15/99..................................                     9,936,322
            5,000,000     5.623% due 1/10/00...................................                     4,946,042
            5,000,000     5.560% due 2/3/00....................................                     4,928,847
                                                                                             ----------------
                                                                                                   62,752,311
                                                                                             ----------------
                          Federal National Mortgage Association -- 11.1%
           25,000,000     5.160% due 11/1/99...................................                    25,000,000
           10,000,000     4.943% due 11/5/99...................................                     9,994,633
            5,000,000     5.310% due 12/7/99...................................                     4,973,750
            5,000,000     5.291% due 12/17/99..................................                     4,966,586
                                                                                             ----------------
                                                                                                   44,934,969
                                                                                             ----------------
                          World Bank Discount Notes -- 3.6%
            5,000,000     5.625% due 1/20/00...................................                     4,938,333
            5,000,000     5.627% due 1/26/00...................................                     4,933,708
            5,000,000     5.660% due 1/31/00...................................                     4,929,601
                                                                                             ----------------
                                                                                                   14,801,642
                                                                                             ----------------
                          Total Agency Discount Notes
                              (Cost $127,428,580) .............................                   127,428,580
                                                                                             ----------------
Agency Notes -- 18.7%
                          U.S. Government Agencies & Obligations -- 18.7%
                          Federal Home Loan Bank --
            5,000,000         4.930% due 1/13/00...............................                     5,000,190
            5,000,000         4.823% due 1/27/00...............................                     5,000,227
            5,000,000         4.895% due 2/4/00................................                     4,999,741
            2,850,000         4.950% due 2/17/00...............................                     2,849,470
           10,000,000         5.160% due 3/8/00................................                    10,000,000

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Government Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

          Face
         Amount                                                                                   Value
    --------------                                                                           ----------------
Agency Notes -- (Continued)
$           3,000,000         5.605% due 3/23/00............................................ $      3,006,646
           15,000,000         5.670% due 3/30/00............................................       15,038,026
            3,000,000         5.000% due 4/5/00.............................................        2,999,384
           10,000,000         5.010% due 4/28/00............................................        9,996,234
            4,000,000         5.500% due 7/14/00............................................        3,990,491
            5,000,000         6.042% due 9/21/00............................................        4,954,845
                          Federal National Mortgage Association -- Medium Term Notes --
            3,000,000         5.560% due 7/24/00............................................        2,996,914
            2,000,000         6.360% due 8/16/00............................................        2,008,419
                          Student Loan Market Association
            3,000,000         5.415% due 12/16/99 ..........................................        2,999,935
                                                                                                      --------------
                          Total Agency Notes
                              (Cost $75,840,522)............................................       75,840,522
                                                                                                      --------------
Repurchase Agreements(2)-- 50.1%
           65,000,000     Agreement with ABN AMRO, Inc., 5.32% dated 10/29/99
                              to be repurchased at $65,028,817 on 11/1/99,
                              collateralized by: $33,098,728 Federal Home
                              Loan Mortgage Corporation, 6.87% due 12/1/26,
                              $22,981,267 Federal National
                              Mortgage Association, 5.81% due 11/1/35,                            $10,221,551
                              Federal National Mortgage Association, 6.23% due 1/1/17 ......       65,000,000
            5,000,000     Agreement with Bear Stearns, Inc., 5.25% dated 10/25/99
                              to be repurchased at $5,005,833 on 11/2/99,
                              collateralized by: $5,156,519 Federal National
                              Mortgage Association, #1999-17 A
                              6.35% due 7/25/26 ............................................        5,000,000
           15,000,000     Agreement with Bear Stearns, Inc., 5.32% dated 9/22/99
                              to be repurchased at $15,201,717 on 12/22/99,
                              collateralized by: $15,465,328 Federal National
                              Mortgage Association, #1999-17 A 6.35% due 7/25/26 ...........       15,000,000
           20,000,000     Agreement with Greenwich Capital, Inc., 5.20% dated
                              10/25/99 to be repurchased at $20,040,444 on 11/8/99,
                              collateralized by: $20,408,204 Federal Home Loan Mortgage
                              Corporation, 7.00% due 9/1/29 ................................      20,000,000

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Government Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

          Face
         Amount                                                                                   Value
    --------------                                                                           ---------------
$          10,000,000     Agreement with Merrill Lynch, Inc., 5.29%
                              dated 8/17/99 to be repurchased at $10,132,250 on 11/15/99, collateralized by: $10,414,222 Federal Home Loan Mortgage
                              Corporation, #2116 A 5.75% due 4/15/23  ......................    $ 10,000,000
           10,000,000     Agreement with Merrill Lynch, Inc., 5.23% dated 10/25/99
                              to be repurchased at $10,042,131 on 11/23/99,
                              collateralized by: $10,309,150 Federal Home Loan Mortgage
                              Corporation, #1599 F 7.03% due 10/15/23.......................      10,000,000
           43,606,064     Agreement with Prudential Securities, Inc., 5.32% dated 10/29/99 to be repurchased at $43,625,396 on 11/1/99,
                              collateralized by: $2,731,839 Federal Home Loan Mortgage
                              Corporation, #1918 F 6.09% due 12/15/26, $22,083,254 Federal
                              Home Loan Mortgage Corporation #1968 FA 6.44% due
                              10/15/26, $19,699,042 Federal Home Loan Mortgage
                              Corporation, #2140 E 6.50% due 1/15/14 .......................      43,606,064
            5,000,000     Agreement with Salomon Smith Barney, Inc., 5.05% dated 10/26/99 to be repurchased at $5,004,910 on 11/2/99,
                              collateralized by: $5,102,460 Federal National Mortgage
                              Association,#1998-18 PA 5.80% due 12/18/11  ..................       5,000,000
           15,000,000     Agreement with Salomon Smith Barney, Inc., 5.06% dated 9/22/99 to be repurchased at $15,134,708 on 11/22/99,
                              collateralized by: $15,463,966 Federal Home Loan
                              Mortgage Corporation, #2081 CA 6.77% due 12/15/26  ...........      15,000,000
           15,000,000     Agreement with Societe Generale Cowen, Inc., 5.30% dated 10/29/99 to be repurchased at $15,006,625 on 11/1/99,
                              collateralized by: $15,299,278 Federal Home Loan
                              Mortgage Corporation, 7.10% due 12/1/28  .....................      15,000,000
                                                                                                ------------
                          Total Repurchase Agreements
                              (Cost $203,606,064) ..........................................    $203,606,064


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Government Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999


Total Investments (Cost $406,875,166)(3).....       100.2%       $406,875,166
Liabilities in Excess of other Assets........        (0.2)           (967,718)
                                                   ------        ------------
Net Assets ..................................       100.0%       $405,907,448
                                                    =====        ============


----------
(1) Rate represents annualized discount yield at date of purchase.
(2) Market value disclosed for collateral on repurchase agreements is as of October 31, 1999. The term repurchase agreements are subject to a seven day demand feature.
(3) Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Variable/Floating Rate Notes(1) -- 87.0%
                          Daily Variable/Floating Rate Notes -- 20.6%
$           2,100,000     Cuyahoga County, Ohio Hospital Revenue,
                              (University Hospital Cleveland),
                              (LOC: Chase Manhattan Bank),
                              3.60% due 1/1/16 ..........................................       $  2,100,000
              900,000     East Baton Rouge Parish, Louisiana,
                              Pollution Control Revenue, Exxon Project,
                              3.55% due 11/1/19 .........................................            900,000
            2,700,000     Forsyth, Montana, Pollution Control Revenue,
                              (Pacificorp Project), (LOC: Rabobank Nederland N.V.),
                              3.60% due 1/1/18 ..........................................          2,700,000
            1,300,000     Hapeville, Georgia, Development Authority, Industrial
                              Development Revenue, Hapeville Hotel Limited,
                              (LOC: Deutsche Bank A.G.),
                              3.55% due 11/1/15 .........................................          1,300,000
            1,500,000     Harris County, Texas, Health Facilities Development
                              Corporation, Special Facilities Revenue, (Texas
                              Medical Center Project), (MBIA Insured), (SPA:
                              Chase Manhattan Bank),
                              3.75% due 2/15/22 .........................................          1,500,000
                          Harris County, Texas, Health Facilities Development
                              Corporation, (St. Lukes Episcopal Hospital), Series A,
                              (SPA: Morgan Guaranty Trust),
            3,100,000         3.65% due 2/15/27..........................................          3,100,000
              200,000         3.65% due 2/15/27..........................................            200,000
            8,000,000     Irvine, California, Adjustment Assessment, District 87-8,
                              (LOC: KBC Bank),
                              3.50% due 9/2/24 ..........................................          8,000,000
              900,000     La Crosse, Wisconsin, Pollution Control Revenue,
                              (Dairyland Power Cooperative B), (AMBAC Insured),
                              (SPA: Rabobank Nederland N.V.),
                              3.55% due 2/1/15 ..........................................            900,000
            9,530,000     Long Island Power Authority, New York, Electrical
                              Systems Revenue, Series 6, (LOC: ABN Amro
                              Bank 50%, Morgan Guaranty Trust 50%),
                              3.65% due 5/1/33 ..........................................          9,530,000


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Variable/Floating Rate Notes -- (Continued)
$           1,400,000     Louisiana Public Facilities Authority Revenue,
                              College and University Equipment and Capital, Series A,
                              (LOC: Deutsche Bank AG),
                              3.55% due 12/1/15 .........................................       $  1,400,000
            2,200,000     New York, New York, G.O., Subseries A-8,  (LOC: Morgan
                              Guaranty Trust),
                              3.55% due 8/1/18 ..........................................          2,200,000
            2,800,000     New York, New York, G.O., Subseries B-7, (AMBAC Insured),
                              (SPA: Morgan Guaranty Trust),
                              3.55% due 8/15/18 .........................................          2,800,000
            1,200,000     New York, New York, G.O., Subseries B-4, (MBIA Insured),
                              3.55% due 8/15/23 .........................................          1,200,000
            6,500,000     New York City, New York, Municipal Water Finance
                              Authority, Water and Sewer Systems Revenue, Series C,
                              (FGIC Insured),
                              3.55% due 6/15/23 .........................................          6,500,000
            1,615,000     New York State Energy Research and Development Authority,
                              Pollution Control Revenue, New York State Electric &
                              Gas-C, (LOC: Morgan Guaranty Trust),
                              3.25% due 6/1/29 ..........................................          1,615,000
              800,000     New York State Energy Research and Development Authority,
                              Pollution Control Revenue, New York State Electric &
                              Gas-D, (LOC: First National Bank of Chicago),
                              3.60% due 10/1/29 .........................................            800,000
              900,000     North Carolina Medical Care, Community Health Care
                              Facilities Revenue, (The Givens Estates
                              Incorporated Project),
                              (LOC: First Union Bank),
                              3.65% due 12/1/26 .........................................            900,000
            6,700,000     North Carolina Medical Care, Community Hospital Revenue,
                              (Lexington Memorial Hospital Project),
                              (LOC: First Union Bank),
                              3.60% due 4/1/10 ..........................................          6,700,000
            2,000,000     North Carolina Medical Care, Community Hospital Revenue,
                              (Pooled Project), Series A, (LOC: Bank of America),
                              3.60% due 10/1/16 .........................................          2,000,000

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Variable/Floating Rate Notes -- (Continued)
$           8,500,000     Orange County, California, Sanitation Districts,
                              Certificate of Participation, (LOC:
                              National Westminster Bank),
                              3.50% due 8/1/15 ..........................................       $  8,500,000
            1,405,000     Peninsula Port Authority, Virginia Coal Terminal
                              Revenue, (Dominion Terminal Associates Project C),
                              (LOC: Barclays Bank),
                              3.65% due 7/1/16 ..........................................          1,405,000
            1,000,000     Roanoke, Virginia, Industrial Development Authority,
                              Hospital Revenue, (Carilion Health Systems), Series B,
                              (SPA: Bank of America),
                              3.60% due 7/1/27 ..........................................          1,000,000
            1,360,000     South Carolina Jobs, Economic Development Authority,
                              Economic Development Revenue, (St. Francis Hospital),
                              (LOC: Chase Manhattan Bank),
                              3.65% due 7/1/22 ..........................................          1,360,000
            3,400,000     Wake County, North Carolina, Industrial Facilities &
                              Pollution Control Financing Authority, (Carolina
                              Power & Light Company Project), Series A, (LOC:
                              First National Bank of Chicago),
                              3.65% due 5/15/23 .........................................          3,400,000
                                                                                                ------------
                          Total Daily Variable/Floating Rate Notes
                                    (Cost $72,010,000)                                            72,010,000
                                                                                                ------------
                          Monthly Variable/Floating Rate Notes -- 0.4%
            1,400,000     New Hampshire State, Industrial Development Authority
                              Revenue, (Oerlikon-Burlhe USA), (LOC: UBS AG),
                              3.40% due 7/1/13 ..........................................          1,400,000
                                                                                                ------------
                          Total Monthly Variable/Floating Rate Notes
                                    (Cost $1,400,000)                                              1,400,000
                                                                                                ------------
                          Weekly Variable/Floating Rate Notes -- 66.0%
            1,100,000     Alabama Special Care Facilities, Finance Authority,
                              Montgomery Hospital Revenue, (FGIC Insured),
                              (SPA: Barclays Bank),
                              3.50% due 4/1/15 ..........................................          1,100,000
            8,200,000     Burke County, Georgia, Development Authority,
                              Pollution Control Revenue, (Oglethorpe Power
                              Corporation), Series A,
                              (FGIC Insured), (SPA: Credit Local de France),
                              3.40% due 1/1/19 ..........................................          8,200,000


                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Variable/Floating Rate Notes -- (Continued)
$             800,000     California State, Health Facilities,
                              Financing Authority Revenue,
                              (Childrens Hospital Project), (MBIA Insured),
                              (SPA: Rabobank Nederland N.V.),
                              3.00% due 11/1/21 .........................................    $       800,000
            3,905,000     Charlotte, North Carolina, Airport Revenue, Series A,
                              (MBIA Insured), (SPA: Commerzbank),
                              3.45% due 7/1/16 ..........................................          3,905,000
            2,080,000     Chicago, Illinois, O'Hare International Airport Revenue,
                              General Airport 2nd Lien -- B, (LOC: Societe Generale)
                              3.50% due 1/1/15...........................................          2,080,000
            1,355,000     Clayton County, Georgia, Housing Authority, Multi-Family
                              Housing Revenue, (Huntington Woods), Series A,
                              (FSA Insured), (SPA: Societe Generale),
                              3.55% due 1/1/21 ..........................................          1,355,000
            1,000,000     Clayton County, Georgia, Housing Authority, Multi-Family
                              Housing Revenue, (Kimberly Forest), Series B,
                              (FSA Insured), (SPA: Societe Generale),
                              3.55% due 1/1/21 ..........................................          1,000,000
            1,100,000     Clayton County, Georgia, Housing Authority, Multi-Family
                              Housing Revenue, (Kings Arms Apartments), Series D,
                              (FSA Insured), (SPA: Societe Generale),
                              3.55% due 1/1/21 ..........................................          1,100,000
            2,335,000     Clayton County, Georgia, Housing Authority, Multi-Family
                              Housing Revenue, (Ten Oaks Apartments), Series F,
                              (FSA Insured), (SPA: Societe Generale),
                              3.55% due 1/1/21 ..........................................          2,335,000
            1,700,000     Colton, California, Redevelopment Agency, Multi-Family
                              Revenue, Issue A, (Guaranteed by Federal Home
                              Loan Bank),
                              2.55% due 5/1/10 ..........................................          1,700,000
           10,100,000     Connecticut State, Health and Education Facilities
                              Authority Revenue, (Yale University), Series T-2,
                              3.40% due 7/1/27 ..........................................         10,100,000
            1,105,000     Dade County, Florida, Aviation Revenue, Series A,
                              (LOC: Morgan Guaranty Trust),
                              3.35% due 10/1/09 .........................................          1,105,000


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Variable/Floating Rate Notes -- (Continued)
$           2,600,000     Dauphin County, Pennsylvania, General Authority
                              Revenue, (School District Pooled Financing Program II),
                              (AMBAC Insured), (LOC: Bank of Nova Scotia),
                              3.25% due 9/1/32 ..........................................      $   2,600,000
            1,900,000     Durham, North Carolina, GO, Public Improvement,
                              (SPA: Wachovia Bank),
                              3.45% due 2/1/13 ..........................................          1,900,000
            5,000,000     Emmaus, Pennsylvania, General Authority Revenue,
                              (FSA Insured), (SPA: Credit Suisse First Boston),
                              3.45% due 12/1/28 .........................................          5,000,000
              600,000     Fairfax County, Virginia, Industrial Development
                              Authority Revenue, (Fairfax Hospital System-- C),
                              Liquidity Facility,  Inova Health System
                              3.45% due 10/1/16 .........................................            600,000
            2,000,000     Gloucester County, New Jersey, Industrial Pollution
                              Control Financing Authority Revenue, (Mobil Oil
                              Refining Company Project),
                              3.15% due 12/1/13 .........................................          2,000,000
            5,000,000     Golden Empire, California, School Financing Authority,
                              (Kern High School District Projects), (LOC:
                              Canadian Imperial Bank),
                              3.45% due 8/1/26 ..........................................          5,000,000
            2,900,000     Hamilton County, Ohio, Hospital Facilities Revenue,
                              (Health Alliance of Greater Cincinnati), Series E,
                              (MBIA Insured), (SPA: Credit Suisse First Boston),
                              3.45% due 1/1/18 ..........................................          2,900,000
            5,900,000     Illinois Housing Development Authority, Housing Revenue,
                              (Illinois Center Apartments), (Met Life
                              Guaranty Insured), (SPA: KBC Bank),
                              3.57% due 1/1/08 ..........................................          5,900,000
            2,600,000     Illinois Health Facilities Authority Revenue, (Decatur
                              Memorial Hospital), (Project A), (MBIA Insured),
                              (SPA: First National Bank of Chicago),
                              3.57% due 11/15/24 ........................................          2,600,000


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Variable/Floating Rate Notes -- (Continued)
$             600,000     Illinois Health Facilities Authority Revenue,
                              (Swedish Covenant Hospital Project),
                              (AMBAC Insured), (SPA: First National
                              Bank of Chicago),
                              3.55% due 8/1/25 ..........................................       $    600,000
            2,100,000     Iowa Higher Education Loan Authority, Private College
                              Facilities Revenue, (MBIA Insured), (SPA:
                              Chase Manhattan Bank),
                              3.55% due 12/1/15 .........................................          2,100,000
            1,000,000     Knox County, Tennessee, Industrial Development Board,
                              Industrial Revenue, (Professional Plaza LTD Project),
                              (FGIC Insured), (SPA: Bank of Boston),
                              3.70% due 12/1/14 .........................................          1,000,000
            2,700,000     Los Angeles County, California, Pension Obligation,
                              Series C, (AMBAC Insured), (SPA: Bank of Nova Scotia),
                              3.15% due 6/30/07 .........................................          2,700,000
            3,215,000     Los Angeles, California, Multifamily Revenue, Series K,
                              (Guaranteed by Federal Home Loan Bank),
                              3.05% due 7/1/10 ..........................................          3,215,000
            3,195,000     Louisiana Public Facilities Authority Revenue, College
                              and University Equipment and Capital, Series A,
                              (FGIC Insured), (SPA: Societe Generale),
                              3.55% due 9/1/10 ..........................................          3,195,000
            4,100,000     Louisiana Public Facilities Authority Revenue,
                              (Multi-Family Mortgage-- Emberwood), (General
                              Electric Capital Guaranty Insured),
                              3.45% due 10/1/22 .........................................          4,100,000
            7,800,000     Massachusetts State, Health & Educational Facilities
                              Authority Revenue, (Amherst College), Series F,
                              3.15% due 11/1/26 .........................................          7,800,000
            1,100,000     Massachusetts State, Health & Educational Facilities
                              Authority Revenue, (Capital Asset Project), Series G-1,
                              (MBIA Insured), (SPA: Credit Suisse First Boston),
                              3.25% due 1/1/19 ..........................................          1,100,000
            1,200,000     Massachusetts State, Housing Finance, Multi-Family
                              Housing Project, Series A, (Guaranteed by FNMA),
                              3.35% due 1/15/10 .........................................          1,200,000


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Variable/Floating Rate Notes -- (Continued)
$           9,800,000     Massachusetts State, Water Resource Authority, Series B,
                              (LOC: Landesbank Hessen-Thurigen),
                              3.30% due 8/1/28 ..........................................        $ 9,800,000
            5,400,000     Mecklenburg County, North Carolina, GO, Public
                              Improvement, Series B, (SPA: First Union),
                              3.40% due 2/1/18 ..........................................          5,400,000
            1,300,000     Michigan State, Strategic Fund, Industrial Development
                              Revenue, (Allen Group Incorporation Project),
                              (LOC: Dresdner Bank, A.G.),
                              3.50% due 11/1/25 .........................................          1,300,000
            7,200,000     Missouri State, Health and Education Facilities
                              Authority, Christian Health Services, Series B,
                              (LOC: Morgan Guaranty Trust),
                              3.45% due 12/1/19 .........................................          7,200,000
            5,000,000     Moffat County, Colorado, Pollution Control Revenue,
                              Fixed Colorado United Electric, (AMBAC Insured),
                              (SPA: Societe Generale),
                              3.60% due 7/1/10 ..........................................          5,000,000
            5,500,000     Montgomery County, Maryland, Housing Opportunity
                              Commission, (Multi-Family Mortgage-- Falklands),
                              Series B, (Connecticut General Life Insured),
                              3.52% due 8/1/15 ..........................................          5,500,000
            1,500,000     Mountain View, California, Multi-Family Housing Revenue,
                              (FGIC Insured),
                              3.00% due 3/1/17 ..........................................          1,500,000
            1,300,000     Municipal Electric Authority of Georgia, Project One,
                              (LOC: ABN AMRO Bank N.V.),
                              3.60% due 1/1/26 ..........................................          1,300,000
            1,200,000     New Jersey Economic Development Authority, Pollution
                              Control Revenue, Public Services Electric and Gas
                              Company, Series A, (MBIA Insured), (SPA: UBS A.G.),
                              3.15% due 9/1/12 ..........................................          1,200,000
            4,200,000     New Jersey State, Turnpike Authority Revenue, Series D,
                              (FGIC Insured), (SPA: Societe Generale),
                              3.40% due 1/1/18 ..........................................          4,200,000


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Variable/Floating Rate Notes -- (Continued)
$           7,600,000     New York City, New York, Transitional Financial Authority
                              Revenue, Future Tax Secured, Series A-1,
                              (SPA: Commerzbank AG),
                              3.50% due 11/15/28 ........................................        $ 7,600,000
           12,300,000     New York State, Local Government Assistance Corporation,
                              Series B, (LOC: Bayerische Landesbank 50%, Westdeutsche
                              Landesbank 50%),
                              3.30% due 4/1/23 ..........................................         12,300,000
            1,100,000     New York State, Medical Care Facilities, Finance Agency
                              Revenue, (Lenox Hill Hospital), Series A, (LOC:
                              Chase Manhattan Bank),
                              3.40% due 11/1/08 .........................................          1,100,000
           10,000,000     Niagara County, New York, Industrial Development Agency,
                              Solid Waste Disposal Revenue, (American Ref.--
                              Fuel Company), Series A, (LOC: Wachovia Bank),
                              3.55% due 11/15/24 ........................................         10,000,000
            1,200,000     Ohio State University, Ohio, General Receipts,
                              3.50% due 12/1/07 .........................................          1,200,000
            5,900,000     Port Kalama, Washington, Public Corporation Port,
                              Conagra Incorporated Project, (LOC: Morgan
                              Guaranty Trust),
                              3.55% due 1/1/04 ..........................................          5,900,000
            1,100,000     Saint Charles, Illinois, Industrial Development Revenue,
                              (Pier 1 Imports, Midwest Project), (LOC: First
                              National Bank of Chicago),
                              3.57% due 12/15/26 ........................................          1,100,000
            2,300,000     Scottsdale, Arizona, Industrial Development Authority,
                              Hospital Revenue, (Scottsdale Memorial Health Systems),
                              Series B, (AMBAC Insured), (SPA: Credit Local de France),
                              3.45% due 9/1/22 ..........................................          2,300,000
            1,100,000     Seattle, Washington, Municipal Light and Power Revenue,
                              (SPA: Morgan Guaranty Trust),
                              3.50% due 11/1/18 .........................................          1,100,000
            2,550,000     Texas Higher Education Authority Incorporated, Series B,
                              (FGIC Insured),
                              3.55% due 12/1/25 .........................................          2,550,000


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Variable/Floating Rate Notes -- (Continued)
$           4,200,000     Tulsa, Oklahoma, Industrial Authority Revenue,
                              (University of Tulsa), Series B, (MBIA Insured),
                              (SPA: Credit Local de France),
                              3.55% due 10/1/26 .........................................        $ 4,200,000
           14,730,000     University of Alabama, University Revenue,
                              (University of Alabama in Birmingham), Series A,
                              (SPA: Bank of America),
                              3.55% due 10/1/07 .........................................         14,730,000
            3,020,000     University of Utah, University Revenue, Auxiliary and
                              Campus Facilities, Series A, (SPA: Bank of Nova Scotia),
                              3.55% due 4/1/27 ..........................................          3,020,000
            5,000,000     Utah State, Board of Regents, Student Loan Revenue, Series B,
                              (AMBAC Insured), (SPA: Dresdner Bank AG),
                              3.45% due 11/1/00 .........................................          5,000,000
            6,000,000     Valdez, Alaska, Marine Terminal Revenue, (Mobil Oil
                              Pipeline-- A),
                              3.50% due 11/1/03 .........................................          6,000,000
            7,200,000     Wake County, North Carolina, Industrial Facilities &
                              Pollution Control Financing Authority, (Carolina
                              Power & Light Company Project), Series A, (LOC:
                              Wachovia Bank),
                              3.45% due 5/1/15 ..........................................          7,200,000
            3,900,000     Washington State, G.O., Series 1996A, (SPA: Landesbank
                              Hessen-Thigne),
                              3.45% due 6/1/20 ..........................................          3,900,000
            5,975,000     Washington State, Housing Finance Commission,
                              Multi-Family Mortgage Revenue, (Pacific First
                              Federal Project), Series A, (Guaranteed by
                              Federal Home Loan Bank),
                              3.45% due 7/1/20 ..........................................          5,975,000
            3,400,000     York County, Pennsylvania, Industrial Development
                              Authority, Pollution Control Revenue, (Public
                              Service Electric & Gas Project), Series A,
                              (MBIA Insured), (SPA: UBS AG),
                              3.45% due 9/1/20 ..........................................          3,400,000
                                                                                                ------------
                          Total Weekly Variable/Floating Rate Notes
                            (Cost $231,265,000)..........................................        231,265,000
                                                                                                ------------
                          Total Variable/Floating Rate Notes
                              (Cost $304,675,000) .......................................        304,675,000
                                                                                                ------------

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Put Option Bonds(2) -- 2.4%
$           1,920,000     Clark County, Kentucky, Pollution Control Revenue,
                              East Kentucky Power, National Rural, Series J-1,
                              (CFC Insured),
                              3.10% due 10/15/14 ........................................        $ 1,920,000
                          York County, South Carolina, Pollution Control Revenue,
                              (CFC Insured)
            4,255,000          3.00% due 9/15/14.........................................          4,255,000
            2,260,000          3.50% due 9/15/14.........................................          2,258,472
                                                                                                ------------
                          Total Put Option Bonds
                              (Cost $8,433,472) .........................................          8,433,472
                                                                                                ------------
Fixed Rate Bonds -- 10.4%
            1,210,000     Arlington County, Virginia, GO,
                              5.00% due 12/1/99 .........................................          1,211,844
            1,000,000     Colorado, Post-Secondary Educational Facilities Authority,
                              (Regis University Project), Revenue Bond,
                              Prerefunded U.S. Govt.,--6/1/00 @ $102,
                              6.625% due 6/1/00 .........................................          1,036,178
            2,350,000     Dallas, Texas, G.O.,
                              5.50% due 2/15/00 .........................................          2,365,900
            3,060,000     Delaware County, Pennsylvania, Authority Health Care
                              Revenue, (Mercy Health Corporation Southeastern),
                              Series B,
                              5.375% due 11/15/99 .......................................          3,062,187
            1,500,000     Delaware Transportation Authority, Transportation
                              System Revenue, (AMBAC Insured),
                              4.50% due 7/1/00 ..........................................          1,510,186
            1,000,000     Denver, Colorado, City & County, GO, Series C,
                              (Escrowed in U.S. Government Securities), Prerefunded --
                              08/01/00 @ $101,
                              5.75% due 8/1/07 ..........................................          1,025,046
            5,000,000     Essex County, New Jersey, Revenue Anticipation Note,
                              Improvement Authority,
                              3.50% due 3/31/00 .........................................          5,006,993
           1,000,000      Mecklenburg County, North Carolina, G.O., Public
                              Improvement, Series B,
                              4.25% due 2/1/00 ..........................................          1,002,807


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Fixed Rate Bonds -- (Continued)
$           6,000,000     Missouri, Rural Water Finance Corporation,
                              Public Projects Construction Notes,
                              4.50% due 11/15/99 ........................................        $ 6,001,693
            2,830,000     Montgomery County, Pennsylvania, GO, Series A,
                              5.00% due 7/15/00 .........................................          2,856,132
            1,000,000     Philadelphia, Pennsylvania, Tax and Revenue
                              Anticipation Note, Series A, (LOC: First Union),
                              4.00% due 6/30/00 .........................................          1,003,510
            8,000,000     Texas State, Tax and Revenue Anticipation Note, Series A,
                              4.50% due 8/31/00 .........................................          8,051,372
            1,000,000     University Medicine & Dentistry, New Jersey, Revenue Bond,
                              Series C, Prerefunded U.S. Govt. due 12/01/99 @ $102,
                              7.20% due 12/1/99 .........................................          1,022,737
            1,000,000     Wilmington, Delaware, GO, (Escrowed in U.S. Government
                              Securities), Prerefunded-- 05/15/00 @ $102,
                              6.75% due 5/15/10 .........................................          1,036,876
                                                                                                ------------
                          Total Fixed Rate Bonds
                              (Cost $36,193,461) ........................................         36,193,461
                                                                                                ------------
Total Investments (Cost $349,301,933)(3).............................    99.8%                  $349,301,933
Other Assets in excess of liabilities................................     0.2                        730,549
                                                                        -----                   ------------
Net Assets ..........................................................   100.0%                  $350,032,482
                                                                        =====                   ============

--------------------
(1) Demand security; payable upon demand by the Fund with usually no more than thirty (30) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on October 31, 1999.
(2) Dates shown are put dates.
(3) Aggregate cost for federal tax purposes was $349,301,933.

Abbreviations:

AMBAC -- American Municipal Bond Assurance Corporation
CFC -- Cooperative Finance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
GO -- General Obligation
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
SPA -- Stand-By Purchase Agreement
UBS -- United Bank of Switzerland

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                          Core Fixed Income Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Mortgage-Backed Securities(1) -- 44.1%
                          Countrywide Securities Corp. -- 0.9%
$           2,147,846     Countrywide 1998-6 A 6.500% due 6/25/13 .......................        $ 2,099,584
                                                                                                ------------
                          Federal Home Loan Mortgage Corporation -- 14.0%
              155,104     #555359 6.500% due 4/1/08 .....................................            148,879
            1,921,616     #G10753 6.500% due 9/1/09 .....................................          1,898,538
              218,236     #555360 7.000% due 7/1/12 .....................................            216,401
           25,000,000     FGLMC TBA 7.500% due 11/1/29...................................         25,093,750
            1,500,000     FGLMC TBA 7.500% due 11/1/29...................................          1,505,625
              997,849     #D78677 8.000% due 3/1/27 .....................................          1,018,425
            1,006,351     #D84894 8.000% due 12/1/27 ....................................          1,027,102
              980,677     #555354 8.500% due 10/1/18 ....................................          1,009,519
              220,735     #G00807 9.500% due 3/1/21 .....................................            233,787
                                                                                                ------------
                                                                                                  32,152,026
                                                                                                ------------
                          Federal National Mortgage Association -- 29.2%
            1,153,569     #44174 6.500% due 11/1/03 .....................................          1,145,944
            1,595,000     FNCL TBA  7.500% due 11/01/29 .................................          1,598,490
            4,463,716     #73828 6.810% due 12/1/06 .....................................          4,414,714
            7,363,557     #73829 6.565% due 12/1/03 .....................................          7,255,556
            3,411,406     #73905 6.910% due 1/1/07 ......................................          3,389,968
            4,330,276     #73917 6.950% due 1/1/07 ......................................          4,312,661
            5,700,000     #73924 6.585% due 2/1/07 ......................................          5,576,230
            6,427,803     #73927 6.620% due 1/1/04 ......................................          6,343,136
            3,415,363     #73954 6.851% due 2/1/07 ......................................          3,380,386
            1,194,033     #313672 7.024% due 6/1/07 .....................................          1,196,196
              598,780     #313795 9.500% due 11/25/27 ...................................            636,759
              301,267     #313796 9.500% due 11/25/27 ...................................            319,542
              395,197     #313798 9.000% due 11/25/27 ...................................            414,028
              286,197     #313804 8.000% due 11/25/27 ...................................            293,646
            1,548,551     #313815 6.500% due 11/25/27 ...................................          1,528,312
            2,629,500     #313816 6.000% due 11/25/27 ...................................          2,545,671
            1,030,363     #373328 8.000% due 3/1/27 .....................................          1,049,683
            3,741,364     #380159 6.210% due 5/1/08 .....................................          3,545,706
            2,812,820     #390895 8.000% due 6/1/27 .....................................          2,865,560
            5,027,703     #393877 7.500% due 7/1/27 .....................................          5,041,007


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                          Core Fixed Income Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Mortgage-Backed Securities -- (Continued)
                          Federal National Mortgage Association -- (Continued)
$           1,184,101     #395680 7.500% due 8/1/27 .....................................        $ 1,187,234
            1,031,485     #395715 8.000% due 8/1/27 .....................................          1,050,825
            5,624,779     #397602 8.000% due 8/1/27 .....................................          5,730,244
            1,238,769     #398674 7.500% due 9/1/27 .....................................          1,242,047
            1,320,081     #405845 8.000% due 11/1/27 ....................................          1,344,832
                                                                                                ------------
                                                                                                  67,408,377
                                                                                                ------------
                          Total Mortgage-Backed Securities
                              (Cost $102,423,146) .......................................        101,659,987
                                                                                                ------------
Collateralized Mortgage Obligations(1) -- 0.0%
              878,760     FHR #1544 H 6.500% due 7/15/08 ................................             33,427
                                                                                                ------------
                          Total Collateralized Mortgage Obligations
                              (Cost $37,394) ............................................             33,427
                                                                                                ------------
Asset-Backed Securities(1) -- 5.6%
            4,000,000     # 1997-1 A4 California Infrastructure SCE Funding Corp. 6.220%
                              due 3/25/04 ...............................................          3,978,960
            4,000,000     # 1997-1 California Infrastructure Pacific Gas & Electric
                              6.320%
                              due 9/25/05 ...............................................          3,962,320
            5,000,000     # 1999-A A2 Peco Energy Transition Trust 5.630% due 3/1/05 ....          4,879,050
                                                                                                ------------
                          Total Asset-Backed Securities
                              (Cost $12,994,745) ........................................         12,820,330
                                                                                                ------------
Interest-Only Securities(3) -- 3.6%
            1,839,125     FHG #16 PQ 7.000% due 4/25/21 .................................            234,223
            1,226,074     FHR #1529 JB 7.000% due 3/15/06 ...............................            179,072
           12,900,000     FHR #1611 L 7.000% due 11/15/23 ...............................          4,223,447
              780,010     FHR #1697 PV 6.000% due 4/15/06 ...............................             31,999
            1,880,857     FNR #1997-40 PK 7.000% due 7/18/19 ............................            150,640
            3,846,153     FNR #93-135 PI 6.500% due 7/25/08 .............................            970,934
            1,482,505     FNR #93-167 L 7.000% due 8/25/19 ..............................            111,207
            1,077,956     FNR 93-147 K 7.000% due 2/25/20 ...............................             93,859
           72,754,364     Onyx 99-C 2.250% due 3/15/06 ..................................          1,932,538


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                          Core Fixed Income Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Interest-Only Securities -- (Continued)
$          12,474,573     UAC #97-B I 1.850% due 4/10/01 ................................       $    128,644
           37,929,230     UAC #99-AI 0.800% due 9/8/06 ..................................            355,586
                                                                                                ------------
                          Total Interest-Only Securities
                              (Cost $8,283,499) .........................................          8,412,149
                                                                                                ------------
Corporate Notes -- 24.4%
                          Associates Corp. of North America --
            1,125,000     6.000% due 4/15/03.............................................          1,093,657
            4,000,000     5.750% due 11/1/03.............................................          3,839,040
            5,000,000     AT&T Corp. 6.000% due 3/15/09 .................................          4,627,850
            5,000,000     CIT Group Inc. 5.500% due 2/15/04 .............................          4,727,700
            3,500,000     Daimler-Chrysler National Holding 7.200% due 9/1/09 ...........          3,506,720
            3,000,000     Electronic Data Systems 7.450% due 10/15/29 ...................          3,006,930
            5,000,000     Ford Motor Credit Co. 5.750% due 2/23/04 ......................          4,786,550
            5,685,000     General Electric Cap Corp. 5.770% due 8/27/01 .................          5,625,137
            4,000,000     Goldman Sachs Group 6.650% due 5/15/092 .......................          3,805,080
            5,000,000     IBM Corp. 5.375% due 2/1/09 ...................................          4,500,450
            5,700,000     Lucent Technologies 6.450% due 3/15/29 ........................          5,167,221
            5,000,000     Merrill Lynch and Co. 6.000% due 2/17/09 ......................          4,572,700
            3,280,000     Rohm and Haas Co. 7.850% due 7/15/29 ..........................          3,363,673
            3,700,000     Wal-Mart Stores 6.875% due 8/10/09 ............................          3,711,211
                                                                                                ------------
                          Total Corporate Notes
                              (Cost $58,714,080) ........................................         56,333,919
                                                                                                ------------
U.S. Treasury Notes -- 25.6%
                          U.S. Treasury Notes --
           11,300,000     6.000% due 8/15/095............................................         11,284,067
            5,000,000     7.250% due 8/15/222 ...........................................          5,456,250
           16,000,000     5.500% due 8/31/015............................................         15,912,480
           21,000,000     6.000% due 8/15/04.............................................         21,049,140
            5,550,000     6.125% due 11/15/27............................................          5,365,296
                                                                                                ------------
                          Total U.S. Treasury Notes
                              (Cost $59,641,030) ........................................         59,067,233
                                                                                                ------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                          Core Fixed Income Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Repurchase Agreements -- 19.8%
$             154,000     Agreement with Goldman Sachs & Co., 4.95%, dated 10/29/99, to be repurchased at $154,063 on 11/01/99,
                              collateralized by:
                              $161,825 U.S. Treasury Notes, 12.375% due 05/15/04 ........       $    154,000
           45,500,000     Agreement with ABN AMBRO, 5.32%, dated 10/29/99, to be
                              repurchased at $45,520,171 on 11/01/99, collateralized by:
                              $46,650,923 Federal National Mortgage Association Pool
                              #372390....................................................         45,500,000
                                                                                                ------------
                          Total Repurchase Agreements
                              (Cost $45,654,000).........................................         45,654,000
                                                                                                ------------
Total Investments (Cost $287,747,894)(4).............................   123.1%                  $283,981,045

Reverse Repurchase Agreements........................................   (11.8)
$          16,080,000     Agreement with Merrill Lynch and Co.,
                              dated 10/31/99 bearing 4.65% to be
                              repurchased at $16,086,231 on
                              11/2/98, collateralized by: 15,912,480
                              U.S. Treasury Notes, 5.50% due 8/31/01 ....................        (16,080,000)
           11,257,625     Agreement with Merrill Lynch and Co.,
                              dated 10/31/99 bearing 6.35% to be
                              repurchased at $11,258,891 on
                              11/2/98, collateralized by: 11,284,067
                              U.S. Treasury Notes, 6.00% due 8/15/09 ....................        (11,257,625)
                                                                                                ------------
Total reverse Repurchase Agreements
(Cost $27,337,625).......................................................................        (27,337,625)

Liabilities in Excess of other Assets................................   (11.3)                   (25,959,232)
                                                                        -----                   ------------
Net Assets ..........................................................   100.0%                  $230,684,188
                                                                        =====                   ============


-----------
(1) Represents current face amount at October 31, 1999.
(2) Security on loan.
(3) Face amount represents notional amount.
(4) Aggregate cost for federal tax purposes was $287,837,949.
(5) Collateral for reverse repurchase agreements.

Abbreviation:

FGLMC--Federal Government Loan Mortgage Company.
FNCL--Federal National Mortgage Association Class Loan.
TBA--To be announced.

                       See Notes to Financial Statements.

                          Tax Managed Equity Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Common Stocks -- 98.3%
                          Aerospace & Defense -- 0.4%
               10,600     AlliedSignal, Inc. ............................................       $    603,537
                                                                                                ------------
                          Banking -- 1.3%

               35,000     Citigroup, Inc. ...............................................          1,894,375
                    1     Fleet Boston Corporation ......................................                 44
                                                                                                ------------
                                                                                                   1,894,419
                                                                                                ------------
                          Commercial Services -- 2.8%
               70,000     McGraw-Hill, Inc. .............................................          4,173,750
                                                                                                ------------
                          Consumer Durables -- 4.2%
               50,000     Ford Motor ....................................................          2,743,750
               60,000     Harley-Davidson, Inc.(2) ......................................          3,558,750
                                                                                                ------------
                                                                                                   6,302,500
                                                                                                ------------
                          Consumer Non -- Durables -- 2.6%
               37,000     Procter & Gamble Co. ..........................................          3,880,375
                                                                                                ------------
                          Consumer Services -- 1.8%
               60,000     Carnival Corp.-- Class A ......................................          2,670,000
                                                                                                ------------
                          Electrical and Electronics -- 3.1%
               40,000     Nokia, ADR ....................................................          4,622,500
                                                                                                ------------
                          Electronic Technology -- 18.8%
               50,000     Cisco Systems, Inc. ...........................................          3,700,000
              200,000     EMC Corp. .....................................................         14,600,000
               28,000     Intel Corp. ...................................................          2,168,250
               26,000     International Business Machines Corp. .........................          2,557,750
               64,000     Lexmark International Group,  Inc.-- Class A ..................          4,996,000
                  200     Siebel Systems, Inc............................................             21,962
                                                                                                ------------
                                                                                                  28,043,962
                                                                                                ------------
                          Energy Minerals -- 7.7%
               40,000     Chevron Corp. .................................................          3,652,500
               21,400     Mobil Corp. ...................................................          2,065,100
               65,000     Phillips Petroleum Co. ........................................          3,022,500
               45,000     Schlumberger, Inc. ............................................          2,725,312
                                                                                                ------------
                                                                                                  11,465,412
                                                                                                ------------

                       See Notes to Financial Statements.

                          Tax Managed Equity Portfolio

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Financial Services -- 11.1%
               43,750     American International Group, Inc. ............................        $ 4,503,516
               46,208     Associates First Capital Corp. ................................          1,686,592
               40,000     Bank of America ...............................................          2,575,000
               56,000     Duke Realty Investments, Inc. .................................          1,099,000
               47,000     Fannie Mae ....................................................          3,325,250
               14,300     Hartford Life, Inc. Class-- A .................................            747,175
               53,000     Wells Fargo & Company .........................................          2,537,375
                                                                                                ------------
                                                                                                  16,473,908
                                                                                                ------------
                          Health & Personal Care -- 2.4%
               90,000     Pfizer, Inc. ..................................................          3,555,000
                                                                                                ------------
                          Health Technology -- 7.6%
               56,000     Bristol-Myers Squibb Co. ......................................          4,301,500
               40,000     Johnson & Johnson .............................................          4,190,000
               11,000     Merck & Co, Inc. ..............................................            875,187
               24,000     Warner Lambert Co. ............................................          1,915,500
                                                                                                ------------
                                                                                                  11,282,187
                                                                                                ------------
                          Process Industries -- 3.2%
               35,000     General Electric Co. ..........................................          4,744,687
                                                                                                ------------
                          Producer Manufacturing -- 4.6%
               40,000     Johnson Controls, Inc. ........................................          2,430,000
              125,000     Leggett & Platt, Inc. .........................................          2,773,438
               40,000     Tyco International Ltd. .......................................          1,597,500
                                                                                                ------------
                                                                                                   6,800,938
                                                                                                ------------
                          Retail Trade -- 1.2%
               27,000     Dayton Hudson Corp. ...........................................          1,744,875
                                                                                                ------------
                          Technology -- 8.1%
               40,000     Applied Materials, Inc.(1) ....................................          3,592,500
               30,001     Computer Associates International, Inc. .......................          1,695,057
               35,000     Microsoft Corporation(1) ......................................          3,239,688
               60,000     Sterling Software, Inc.(1) ....................................          1,316,250
               21,000     Sun Microsystems, Inc.(1) .....................................          2,222,063
                                                                                                ------------
                                                                                                  12,065,558
                                                                                                ------------


                       See Notes to Financial Statements.

                          Tax Managed Equity Portfolio

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Technology Systems/Semi Conductors -- 1.5%
               10,000     Qualcomm, Inc.(1) .............................................       $  2,227,500
                                                                                                ------------
                          Transportation -- 1.1%
               50,000     Burlington Northern Sante Fe Corp. ............................          1,593,750
                                                                                                ------------
                          Utilities -- 14.8%
               80,000     BellSouth Corp. ...............................................          3,600,000
               30,000     Columbia Energy Group .........................................          1,950,000
               28,000     FPL Group, Inc. ...............................................          1,408,750
               60,000     MCI Worldcom, Inc.(1) .........................................          5,148,750
               39,000     Pinnacle West Capital Corporation .............................          1,438,125
               90,000     Sprint Corp. (FON Group) ......................................          6,688,125
               22,500     Sprint Corp. (PCS Group)(1) ...................................          1,866,094
                                                                                                ------------
                                                                                                  22,099,844
                                                                                                ------------
                          Total Common Stocks
                              (Cost $83,558,398) ........................................        146,244,702
                                                                                                ------------
Call Options -- (0.3)%
                  100     Lexmark Corp.  Nov 99 @ $95 ...................................             (1,875)
                  250     EMC Corp.  Jan 00 @ $75 .......................................           (162,500)
                  500     EMC Corp.  Jan 00 @ $80 .......................................           (225,000)
                                                                                                ------------
                          Total Call Options
                              (Cost $(375,337)) .........................................           (389,375)
                                                                                                ------------
Put Options -- 0.1%
                  500     EMC Corp.  Nov 99 @ $60 .......................................             21,875
                  250     EMC Corp.  Jan 00 @ $50 .......................................             18,750
                  500     EMC Corp.  Jan 00 @ $60 .......................................            106,250
                                                                                                ------------
                          Total Put Options
                              (Cost $350,313) ...........................................            146,875
                                                                                                ------------


                       See Notes to Financial Statements.

                          Tax Managed Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999

             Face
            Amount                                                                                Value
        --------------                                                                       ----------------
Repurchase Agreement -- 1.9%
            2,796,000     Agreement with Goldman Sachs & Co., 4.95%,
                              dated 10/29/99, to be repurchased at
                              $2,797,153 on 11/1/99, collateralized by
                              $2,843,220 U.S. Treasury Bonds, 8.375%
                              due 8/15/08
                              (Cost $2,796,000)..........................................       $  2,796,000
                                                                                                ------------
Total Investments (Cost $86,329,374)(3)..............................   100.0%                  $148,798,202

Liabilities in Excess of other Assets................................    (0.0)                       (14,524)
                                                                        -----                   ------------
Net Assets...........................................................   100.0%                  $148,783,678
                                                                        =====                   ============

--------
(1)  Non-income producing security.
(2)  Security on loan.
(3)  Aggregate cost for federal tax purposes was $86,585,301.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                     Small Capitalization Equity Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Common Stocks -- 99.3%
                          Basic Industry -- 7.4%
              173,500     Aptargroup, Inc. ..............................................       $  4,662,812
               73,400     Borg-Warner Automotive, Inc. ..................................          2,899,300
              218,200     Cable Design Technologies(1) ..................................          4,227,625
              129,500     Granite Construction, Inc. ....................................          2,679,031
              121,900     Pittston Services Group .......................................          2,338,956
               54,000     Texas Industries, Inc.(2)2 ....................................          1,933,875
              135,800     Tower Automotive, Inc.(1) .....................................          2,215,237
                                                                                                ------------
                                                                                                  20,956,836
                                                                                                ------------
                          Consumer Services -- 26.5%
               41,300     Alaska Air Group, Inc.(1) .....................................          1,641,675
               90,200     Applebee's International, Inc. ................................          2,598,887
               90,100     BJ's Wholesale Club, Inc.(1) ..................................          2,776,206
              177,700     Bob Evans Farms, Inc. .........................................          2,443,375
               63,550     Canandaigua Wine Company, Inc. Class A(1) .....................          3,844,775
               73,300     Carlisle Companies, Inc. ......................................          2,437,225
              145,700     Children's Place(1,2) .........................................          3,797,306
              149,700     Copart, Inc.(1,2) .............................................          3,443,100
              226,700     Fred's, Inc. ..................................................          2,720,400
               95,650     Harman International Industries, Inc. .........................          3,909,694
              153,300     Haverty Furniture Company, Inc. ...............................          2,107,875
              210,300     Jack In The Box(1) ............................................          5,060,344
              111,400     Kellwood Co. ..................................................          1,970,387
              142,800     La-Z-Boy Chair Co. ............................................          2,606,100
               68,050     Midwest Express Holdings, Inc.(1) .............................          1,994,715
              104,500     Movado Group, Inc. ............................................          2,299,000
               88,600     NCO Group, Inc.(1) ............................................          3,754,425
               37,000     Payless Shoesource, Inc.(1) ...................................          1,695,062
              170,700     Ralcorp Holdings, Inc.(1) .....................................          3,328,650
              153,500     Ruby Tuesday, Inc. ............................................          2,926,094
              148,400     Shopko Stores, Inc. ...........................................          3,719,275
               91,800     Suiza Foods Corp(1,2) .........................................          3,310,537
               61,800     Toro Co. ......................................................          2,217,075

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                     Small Capitalization Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Common Stocks -- (Continued)
                          Consumer Services -- (Continued)
               97,200     Universal Corp. ...............................................       $  2,284,200
              153,300     Wallace Computer Services, Inc. ...............................          3,391,762
              201,979     Zany Brainy, Inc.(2)2 .........................................          2,499,490
                                                                                                ------------
                                                                                                  74,777,634
                                                                                                ------------
                          Energy -- 5.7%
              101,600     Barrett Resources Corp.(1) ....................................          3,409,950
              118,300     Energen Corp. .................................................          2,188,550
              116,100     Helmerich and Payne, Inc. .....................................          2,764,631
              136,200     Oceaneering International, Inc.(1) ............................          1,847,212
              334,400     Swift Energy Co.(1,2) .........................................          3,469,400
              125,400     Valero Energy New .............................................          2,304,225
                                                                                                ------------
                                                                                                  15,983,968
                                                                                                ------------
                          Financial Services -- 17.9%
               61,800     Bancwest Corp. ................................................          2,584,013
              122,000     Cullen/Frost Bankers, Inc. ....................................          3,522,750
               55,700     Dime Community Bancorp, Inc.(2) ...............................          1,124,444
              136,200     Enhance Financial Services Group, Inc. ........................          2,485,650
               59,800     Greater Bay Bancorp ...........................................          2,197,650
               72,600     Hamilton Bancorp, Inc.(1) .....................................          1,152,525
              104,300     Harleysville Group, Inc. ......................................          1,779,619
              133,838     Hudson United Bancorp .........................................          4,207,532
              120,340     Metris Companies, Inc.(2) .....................................          4,144,209
              121,800     Miix Group ....................................................          1,948,800
              144,000     Navigant Consulting Co.(1,2) ..................................          4,113,000
              125,400     PFF Bancorp, Inc. .............................................          2,555,025
               97,200     Presidential Life Corp. .......................................          1,786,050
               74,400     Protective Life Corp. .........................................          2,692,350
               88,494     Radian Group, Inc. ............................................          4,673,589
              157,550     Republic Bancorp, Inc. ........................................          2,067,844
               86,300     Sterling Bancshares, Inc. .....................................          1,078,750
              149,800     The MONY Group, Inc. ..........................................          4,718,700
               80,100     Triad Guaranty, Inc.(1) .......................................          1,647,056
                                                                                                ------------
                                                                                                  50,479,556
                                                                                                ------------

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                     Small Capitalization Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Common Stocks -- (Continued)
                          Healthcare -- 5.9%
              131,400     Conmed Corp.(1) ...............................................       $  3,276,788
               77,100     Datascope Corp.(1) ............................................          2,775,600
              105,700     King Pharmaceuticals(1,2) .....................................          3,197,425
              223,700     Orthodontic Centers of America, Inc.(1,2) .....................          3,075,875
              127,200     Provantage Health Services(1) .................................          1,486,650
              108,000     Wesley Jessen VisionCare, Inc.(1) .............................          2,902,500
                                                                                                ------------
                                                                                                  16,714,838
                                                                                                ------------
                          Real Estate -- 6.9%
               97,200     Amli Residential Properties ...................................          2,016,900
               61,800     Arden Realty Group ............................................          1,243,725
              125,600     Bedford Property Investors, Inc. ..............................          2,198,000
               72,400     Brandywine Realty Trust .......................................          1,217,225
               83,000     CBL & Associates Properties ...................................          1,846,750
              198,900     Glimcher Realty Trust .........................................          2,946,206
               61,700     Kilroy Realty Corp. ...........................................          1,183,869
               61,800     Liberty Property Trust ........................................          1,444,575
               65,300     Pacific Gulf Properties, Inc. .................................          1,322,325
               93,000     Regency Realty Corp. ..........................................          1,842,563
               95,600     TriNet Corporate Realty Trust, Inc. ...........................          2,204,775
                                                                                                ------------
                                                                                                  19,466,913
                                                                                                ------------
                          Technology -- 24.8%
               53,300     Dallas Semiconductor Corp. ....................................          3,138,038
              157,800     DSP Communications, Inc.(1,2) .................................          5,552,588
               81,000     DSP Group, Inc.(1,2) ..........................................          3,867,750
              100,900     Electronics For Imaging(1) ....................................          4,067,531
               93,300     F.Y. I., Inc.(1) ..............................................          3,078,900
               80,900     Henry (Jack) & Associates, Inc. ...............................          2,942,738
              144,300     Lattice Semiconductor Corp.(1) ................................          5,104,613
              198,300     Methode Electronics, Inc.-- Class A ...........................          3,172,800
              125,400     Metro One Telecommunications(1) ...............................          1,943,700
               51,200     Moog, Inc. Class A(1) .........................................          1,228,800
               84,100     Pinnacle Systems, Inc.(1) .....................................          2,333,775
               99,500     Plexus Corp.(1) ...............................................          2,636,750


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                     Small Capitalization Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Common Stocks -- (Continued)
                          Technology -- (Continued)
              136,200     Progress Software Corp.(1) ....................................       $  4,562,700
              156,700     Remedy Corp.(1) ...............................................          6,738,100
              188,100     Reynolds & Reynolds ...........................................          3,421,069
              167,200     Sterling Software, Inc. .......................................          3,667,950
              119,400     Symantec Corp.(1) .............................................          5,701,350
               61,300     Tektronix, Inc. ...............................................          2,068,875
               90,600     Xircom, Inc.(1) ...............................................          4,569,638
                                                                                                ------------
                                                                                                  69,797,665
                                                                                                ------------
                          Utilities -- 4.2%
               92,100     Equitable Resources, Inc. .....................................          3,361,650
               66,000     MDU Resources Group, Inc. .....................................          1,542,750
               34,200     New Jersey Resources Corp. ....................................          1,391,513
              108,000     NUI Corp. .....................................................          2,679,750
               39,600     People's Energy Corp. .........................................          1,504,800
               49,600     Sigcorp, Inc. .................................................          1,289,600
                                                                                                ------------
                                                                                                  11,770,063
                                                                                                ------------
                          Total Common Stocks
                              (Cost $260,270,946) .......................................        279,947,473
                                                                                                ------------
            Face
           Amount
       ----------------
Repurchase Agreement -- 1.0%
            2,650,000     Agreement with Goldman Sachs & Co., 4.95%, dated 10/29/99
                              to be repurchased 11/01/99, collateralized by
                              $2,772,706 U.S. Treasury Bonds, 6.50% due
                              11/15/26 (Cost $2,650,000) ................................          2,650,000
                                                                                                ------------

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                     Small Capitalization Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999


Total Investments (Cost $262,920,946)(3)................................    100.3%              $282,597,473

Liabilities in Excess of Other Assets...................................     (0.3)                  (785,015)
                                                                            -----               ------------
Net Assets .............................................................    100.0%              $281,812,458
                                                                            =====               ============


--------------------
(1) Non-income producing security.
(2) Security on loan.
(3) Aggregate cost for federal tax purposes was $263,319,580.


                       See Notes to Financial Statements.

                           Large Cap Value Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Common Stocks -- 96.0%
                          Basic Industry -- 6.7%
                4,600     Dow Chemical Co. ..............................................       $    543,950
               15,300     Georgia-Pacific Corp. .........................................            607,219
               22,000     International Paper Co. .......................................          1,157,750
               14,300     Mead Corp. ....................................................            514,800
               14,300     Rohm & Haas Co. ...............................................            546,975
               10,000     Weyerhaeuser Co. ..............................................            596,875
                                                                                                ------------
                                                                                                   3,967,569
                                                                                                ------------
                          Capital Goods -- 12.8%
               11,200     Cooper Industries, Inc. .......................................            482,300
               13,900     Dana Corp.(2) .................................................            410,919
               18,200     General Dynamics Corp. ........................................          1,008,962
                8,000     Illinois Tool Works, Inc. .....................................            586,000
               19,700     Ingersoll-Rand Co. ............................................          1,029,325
               13,500     Parker-Hannifin Corp. .........................................            618,469
               25,500     United Technologies Corp. .....................................          1,542,750
               10,600     TRW, Inc. .....................................................            454,475
               35,800     Tyco International Ltd. .......................................          1,429,763
                                                                                                ------------
                                                                                                   7,562,963
                                                                                                ------------
                          Commercial Services -- 2.3%
               22,800     McGraw-Hill, Inc. .............................................          1,359,450
                                                                                                ------------
                          Consumer Non - Durables -- 5.8%
               20,800     Anheuser-Busch Companies, Inc. ................................          1,493,700
               21,200     Kimberly Clark Corp. ..........................................          1,338,250
                6,000     Procter & Gamble Co. ..........................................            629,250
                                                                                                ------------
                                                                                                   3,461,200
                                                                                                ------------
                          Technology -- 12.4%
               17,100     BMC Software, Inc.(1,2) .......................................          1,097,606
               17,800     Computer Associates International, Inc. .......................          1,005,700
               37,800     Compuware Corp.(1) ............................................          1,051,313
                8,500     Corning, Inc. .................................................            668,313


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Large Cap Value Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Common Stocks -- (Continued)
                          Technology -- (Continued)
               38,100     First Data Corp. ..............................................       $  1,740,694
               12,000     Hewlett-Packard Co. ...........................................            888,750
                9,300     International Business Machines Corp. .........................            914,887
                                                                                                ------------
                                                                                                   7,367,263
                                                                                                ------------
                          Energy -- 12.3%
               19,300     Chevron Corp. .................................................          1,762,331
               28,100     Coastal Corp. .................................................          1,183,712
               11,700     Exxon Corp. ...................................................            866,531
               20,200     Kerr-McGee Corp. ..............................................          1,085,750
               12,700     Mobil Corp. ...................................................          1,225,550
               18,600     Schlumberger, Inc. ............................................          1,126,462
                                                                                                ------------
                                                                                                   7,250,336
                                                                                                ------------
                          Finance -- 17.1%
               18,900     American General Corp. ........................................          1,402,144
               18,200     Bank Of America ...............................................          1,171,625
               17,000     Chase Manhattan Corp. .........................................          1,485,375
               16,200     Cigna Corp. ...................................................          1,210,950
               29,400     Equity Residential Properties Trust ...........................          1,229,288
               26,700     Fleet Boston Corp. ............................................          1,164,787
               12,700     Household International, Inc. .................................            566,737
               24,700     Lincoln National Corp. ........................................          1,139,287
                6,600     Morgan Stanley Dean Witter ....................................            728,062
                                                                                                ------------
                                                                                                  10,098,255
                                                                                                ------------
                          Health Technology -- 3.1%
               15,000     Bristol-Myers Squibb Co. ......................................          1,152,188
                8,600     Warner Lambert Co. ............................................            686,388
                                                                                                ------------
                                                                                                   1,838,576
                                                                                                ------------
                          Retail Trade -- 4.7%
               15,600     Dayton Hudson Corp. ...........................................          1,008,150
               11,600     Lowe's Companies, Inc. ........................................            638,000
               41,400     TJX Companies, Inc. ...........................................          1,122,975
                                                                                                ------------
                                                                                                   2,769,125
                                                                                                ------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Large Cap Value Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
Common Stocks -- (Continued)
                          Utilities -- 18.8%
               26,275     Alltel Corp. ..................................................       $  2,187,394
               21,200     Bell Atlantic Corp. ...........................................          1,376,675
               26,400     Columbia Energy Group .........................................          1,716,000
               27,800     Consolidated Natural Gas ......................................          1,779,200
                3,700     GTE Corp. .....................................................            277,500
               11,733     SBC Communications, Inc. ......................................            597,650
               35,500     Sprint Corp. ..................................................          2,638,094
               14,700     Texas Utilities Co. ...........................................            569,625
                                                                                                ------------
                                                                                                  11,142,138
                                                                                                ------------
                          Total Common Stocks
                              (Cost $52,134,211) ........................................         56,816,875
                                                                                                ------------
         Face
        Amount
       ----------------
Repurchase Agreement -- 3.9%
$           2,292,000     Agreement with Goldman Sachs & Co.,4.95%,
                              dated 10/29/99, to be repurchased at
                              $2,292,945 on 11/01/99, collateralized by
                              $2,397,848 U.S. Treasury Bonds,
                              7.50% due 11/15/24 (Cost $2,292,000 ........................         2,292,000
                                                                                                ------------

Total Investments (Cost $54,426,211)(3).................................     99.9%              $ 59,108,875

Other Assets in Excess of Liabilities...................................      0.1                     69,129
                                                                            -----               ------------
Net Assets .............................................................    100.0%              $ 59,178,004
                                                                            =====               ============


--------------------
(1) Non-income producing security.
(2) Security on loan.
(3) Aggregate cost for federal tax purposes was $54,494,678.

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            International Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- 98.1%
                          Japan -- 24.3%
              218,600     Acom Co., Ltd.(2) .............................................       $ 23,879,254
              673,000     Canon, Inc. ...................................................         19,024,043
            1,690,000     Chugai Pharmaceutical Co.(2)...................................         20,080,482
            1,065,000     Dai Nippon Printing Co., Ltd. .................................         19,399,809
                2,580     East Japan Railway Co. ........................................         15,797,425
              354,000     Eisai Co., Ltd. ...............................................          9,718,374
              393,000     Familymart Co., Ltd. ..........................................         27,302,115
            2,000,000     Fuji Heavy Industries Ltd. (2).................................         16,979,678
              410,000     Fuji Photo Film Co., Ltd. .....................................         13,161,167
              430,000     Honda Motor Co. ...............................................         18,129,544
              980,000     Jusco Co. .....................................................         22,819,078
              684,000     Kao Corp.(2) ..................................................         20,842,459
            6,152,000     Kubota Corp. ..................................................         24,464,152
              178,000     Nintendo Corp., Ltd. ..........................................         28,228,236
               98,000     Rohm Co. ......................................................         21,973,927
              180,000     Sony Corp.(2) .................................................         28,045,216
              179,000     Takefuji Corp. ................................................         23,155,413
            1,120,000     Wacoal Corp. ..................................................         11,590,643
                                                                                                ------------
                                                                                                 364,591,015
                                                                                                ------------
                          United Kingdom -- 17.1%
            3,035,000     Allied Domecq. ................................................         17,007,149
              756,500     Allied Zurich PLC(1) ..........................................          9,167,302
            1,190,914     Associated British Foods PLC ..................................          7,406,307
              504,242     Bass PLC ......................................................          5,502,281
              864,300     BOC Group PLC .................................................         18,507,900
            1,583,200     British American Tobacco ......................................         10,560,353
            3,070,000     Cadbury Schweppes PLC .........................................         19,999,125
            2,000,000     Caradon PLC ...................................................          4,725,792
            5,500,000     Corus Group PLC ...............................................         10,423,817
            2,000,000     Gallaher Group PLC ............................................         11,953,957
            2,396,250     Iceland Group PLC .............................................         11,383,159
            4,065,926     Invensys PLC ..................................................         19,981,975
            2,925,000     Johnson Matthey PLC ...........................................         26,925,938
            1,310,000     Rio Tinto Zinc PLC ORD.........................................         22,377,117
            2,413,200     Scottish Power PLC ............................................         22,333,384


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            International Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          United Kingdom -- (Continued)
            1,370,000     Tate & Lyle PLC ...............................................       $  8,958,412
            4,435,900     Tomkins PLC ...................................................         14,903,483
            1,639,237     Trinity Mirror PLC ............................................         15,103,362
                                                                                                ------------
                                                                                                 257,220,813
                                                                                                ------------
                          France -- 11.5%
              148,300     Alcatel .......................................................         23,146,801
               80,030     Compagnie de Saint-Gobain(2) ..................................         13,879,063
               84,200     Groupe Danone .................................................         21,460,864
              224,745     Lafarge SA ....................................................         21,613,968
              276,000     Lagardere Groupe SCA ..........................................         11,168,457
              279,000     Pernod-Ricard .................................................         18,826,197
              310,000     SCOR SA .......................................................         15,476,711
              258,485     Total Fina SA .................................................         34,910,933
              162,000     Valeo SA ......................................................         11,629,448
                                                                                                ------------
                                                                                                 172,112,442
                                                                                                ------------
                          Spain -- 7.9%
              200,000     Banco Popular de Espanol ......................................         13,453,440
              962,976     Endesa SA .....................................................         18,724,515
            1,953,000     Dragados Construcciones SA(2) .................................         20,670,696
            1,513,000     Iberdrola SA ..................................................         22,040,708
            1,155,000     Repsol SA Sponsored ADR .......................................         23,677,500
              383,595     Telefonica de Espana Sponsored ADR(1) .........................         19,155,775
                                                                                                ------------
                                                                                                 117,722,634
                                                                                                ------------
                          Germany -- 7.3%
              360,000     Bayer AG(2) ...................................................         14,718,904
               53,800     Celanese AG(1) ................................................            839,715
              786,500     Continental AG(2) .............................................         16,987,674
              194,000     Daimler-Chrysler AG ...........................................         15,109,264
              538,000     Hoechst AG(2) .................................................         23,551,613
              219,000     Siemens AG ....................................................         19,565,296
               47,290     Siemens AG - ADR ..............................................          4,224,851
              275,200     Veba AG(2) ....................................................         15,026,483
                                                                                                ------------
                                                                                                 110,023,800
                                                                                                ------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            International Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          Australia -- 6.1%
            3,113,900     Australia Gas Light Co. .......................................       $ 17,164,290
            1,200,000     Commonwealth Bank of Australia(2) .............................         19,652,574
            6,600,000     Foster's Brewing Group ........................................         17,529,790
            1,275,516     Lend Lease Corp. Ltd. .........................................         14,665,597
            3,570,789     Westpac Banking Corp. Ltd.(2) .................................         22,895,681
                                                                                                ------------
                                                                                                  91,907,932
                                                                                                ------------
                          Netherlands -- 4.6%
              468,900     Akzo Nobel (2).................................................         20,176,761
              830,000     ABN-Amro Hldgs N.V. ...........................................         20,055,821
              730,900     Hagemeyer N.V. ................................................         14,972,461
              171,323     Royal PTT Nederland N.V.  Sponsored ADR .......................          8,737,473
              171,323     TNT Post Group N.V- Sponsored  ADR ............................          4,390,152
                                                                                                ------------
                                                                                                  68,332,668
                                                                                                ------------
                          Sweden -- 4.4%
              440,091     AstraZeneca PLC ...............................................         19,845,761
            1,235,000     Electrolux AB - Series B ......................................         24,585,399
              450,000     SKF AB - Series B (2)..........................................          9,122,113
              480,000     Volvo AB - Series B ...........................................         12,381,311
                                                                                                ------------
                                                                                                  65,934,584
                                                                                                ------------
                          Italy -- 4.1%
           11,439,990     Bennetton Group S.p.A.(2) .....................................         25,250,403
              229,000     ENI SPA-Sponsored ADR .........................................         13,453,750
            2,601,330     Telecom Italia S.p.A.(2) ......................................         22,447,190
                                                                                                ------------
                                                                                                  61,151,343
                                                                                                ------------
                          Norway -- 2.4%
            4,580,000     Christiania Bank OG Kreditkasse ASA ...........................         22,302,739
              355,000     Norsk Hydro ASA ...............................................         14,164,526
                                                                                                ------------
                                                                                                  36,467,265
                                                                                                ------------
                          Finland -- 1.8%
              239,800     Nokia Corp. Sponsored ADR .....................................         27,711,888
                                                                                                ------------
                          Belgium -- 1.3%
               59,000     Electrabel SA .................................................         19,446,948
                                                                                                ------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            International Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          Denmark -- 1.2%
              235,000     Uni-Danmark ...................................................     $   18,276,371
                                                                                              --------------
                          Switzerland -- 0.9%
                7,200     Nestle AG Reg. ................................................         13,892,161
                                                                                              --------------
                          Canada -- 0.9%
              300,000     Magna International, Inc. - Class A ...........................         13,593,750
                                                                                              --------------
                          Austria -- 0.9%
              269,200     Bank Austria ..................................................         13,374,700
                                                                                              --------------
                          Singapore -- 0.8%
            1,080,000     Singapore Air Ltd. Foreign ....................................         11,424,155
                                                                                              --------------
                          New Zealand -- 0.6%
            2,320,000     Telecom Corp. New Zealand(2) ..................................          9,324,333
                                                                                              --------------
                          Total FOREIGN SECURITIES
                              (Cost $1,094,489,521) .....................................      1,472,508,802
                                                                                              --------------
            Face
           Amount
       ----------------
Repurchase Agreement -- 0.9%
$          12,648,000     Agreement with Goldman Sachs & Co., 4.95 %, dated 10/29/99, to be repurchased at $12,653,217 on 11/01/99,
                              collateralized by $12,816,152 U.S. Treasury Bonds,
                              6.875% due 08/15/25,
                              (Cost $12,648,000).........................................         12,648,000
                                                                                              --------------

Total Investments (Cost $1,107,137,521)(3)...............................    99.0%            $1,485,156,802

Other Assets in  Excess of Liabilities...................................     1.0                 15,402,084
                                                                            ------            --------------
Net Assets ..............................................................   100.0%            $1,500,558,886
                                                                            ======            ==============


--------------------
(1) Non-income producing security.
(2) Security on loan.
(3) Aggregate cost for federal tax purposes was $1,142,268,063.

Abbreviation:
ADR -- American Depository Receipts


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            International Portfolio

                             SECTOR DIVERSIFICATION

  On October 31, 1999, sector diversification of the Portfolio was as follows
                                 (Unaudited):


                                                       % of Net
                                                        Assets                       Value
                                                      -----------                -------------
INDUSTRIES:
         Financial Services......................         11.6%                   $173,435,218
         Foods and Beverages.....................          8.7                     130,582,287
         Electronics.............................          8.3                     123,864,031
         Chemicals...............................          6.1                      90,956,060
         Automotive..............................          5.9                      87,822,995
         Oil Related.............................          5.8                      87,068,667
         Consumer Services.......................          4.9                      73,783,607
         Utilities...............................          4.3                      63,821,040
         Engineering and Construction............          3.7                      56,163,727
         Manufacturing...........................          3.6                      53,689,487
         Industrials.............................          3.4                      51,445,126
         Pharmaceuticals.........................          3.3                      49,644,617
         Banking.................................          3.1                      46,321,586
         Electrical Equipment....................          2.8                      42,514,661
         Telecommunications......................          2.8                      41,602,965
         Apparel.................................          2.5                      36,841,046
         Publishing..............................          2.3                      34,503,171
         Housing and Home Furnishings............          2.2                      32,471,134
         Convenience Stores......................          1.8                      27,302,115
         Transportation..........................          1.8                      27,221,580
         Insurance...............................          1.6                      24,644,013
         Computers...............................          1.6                      24,464,152
         Tobacco.................................          1.5                      22,514,310
         Natural Gas.............................          1.1                      17,164,290
         Tire and Rubber Goods...................          1.1                      16,987,674
         Commercial Services.....................          0.9                      13,127,625
         Retail..................................          0.8                      11,383,159
         Miscellaneous Industries................          0.6                      11,168,459
                                                        ------                  --------------
         TOTAL FOREIGN SECURITIES................         98.1%                 $1,472,508,802
         REPURCHASE AGREEMENT....................          0.9                      12,648,000
                                                        ------                  --------------
         TOTAL INVESTMENTS.......................         99.0%                 $1,485,156,802
                                                        ======                  ==============

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                     Institutional International Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- 93.7%
                          Japan -- 23.4%
               22,300     Acom Co., Ltd.(2) .............................................     $    2,435,990
               71,000     Canon, Inc. ...................................................          2,006,994
              170,000     Chugai Pharmaceutical Co.(2) ..................................          2,019,930
              113,000     Dai Nippon Printing Co.,Ltd. ..................................          2,058,383
                  225     East Japan Railway Co. ........................................          1,377,682
               87,000     Eisai Co., Ltd. ...............................................          2,388,414
               42,000     Familymart Co., Ltd. ..........................................          2,917,783
              300,000     Fuji Heavy Industries Ltd.(2) .................................          2,546,952
               37,000     Fuji Photo Film Ltd. ..........................................          1,187,715
               42,000     Honda Motor Co. ...............................................          1,770,793
              115,000     Jusco Co. .....................................................          2,677,749
               94,000     Kao Corp. .....................................................          2,864,315
              687,000     Kubota Corp. ..................................................          2,731,936
               15,000     Nintendo Corp.,Ltd. ...........................................          2,378,784
               10,900     Rohm Co. ......................................................          2,444,039
               20,000     Sony Corp. ....................................................          3,116,135
               20,000     Takefuji Corp. ................................................          2,587,197
              155,000     Wacoal Corp. ..................................................          1,604,062
                                                                                              --------------
                                                                                                  41,114,853
                                                                                              --------------
                          United Kingdom -- 15.5%
              344,600     Allied Domecq .................................................          1,931,026
               55,000     Allied Zurich PLC .............................................            666,493
              248,205     Associated British Foods PLC ..................................          1,543,590
               47,051     Bass PLC ......................................................            513,420
               89,100     BOC Group PLC .................................................          1,907,965
              163,600     British American Tobacco ......................................          1,091,254
              324,200     Cadbury Schweppes PLC .........................................          2,111,960
              207,000     Caradon PLC ...................................................            489,119
              585,000     Corus Group PLC ...............................................          1,108,715
              217,000     Gallaher Group PLC ............................................          1,297,004
              189,000     Iceland Group PLC .............................................            897,827
              426,723     Invensys PLC ..................................................          2,097,128
              303,500     Johnson Matthey PLC ...........................................          2,793,854
              140,000     Rio Tinto Zinc PLC ORD ........................................          2,391,448
              208,262     Scottish Power PLC ............................................          1,927,397
              258,000     Tate & Lyle PLC ...............................................          1,687,058


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                     Institutional International Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          United Kingdom -- (Continued)
              460,500     Tomkins PLC ...................................................     $    1,547,161
              140,080     Trinity Mirror PLC ............................................          1,290,649
                                                                                              --------------
                                                                                                  27,293,068
                                                                                              --------------
                          France -- 10.8%
               16,400     Alcatel .......................................................          2,559,727
               11,725     Compagnie de Saint-Gobain .....................................          2,033,388
                7,700     Groupe Danone .................................................          1,962,573
               21,244     Lafarge SA - ADR ..............................................          2,043,058
               38,000     Lagardere Groupe SCA ..........................................          1,537,686
               27,200     Pernod-Ricard .................................................          1,835,385
               28,500     SCOR SA .......................................................          1,422,859
               23,592     Total Fina SA .................................................          3,186,354
               34,600     Valeo SA ......................................................          2,483,820
                                                                                              --------------
                                                                                                  19,064,850
                                                                                              --------------
                          Germany -- 7.6%
               53,000     Bayer AG ......................................................          2,166,950
                6,110     Celanese AG(1) ................................................             95,365
               76,300     Continental AG ................................................          1,648,010
               18,700     Daimlerchrysler AG ............................................          1,456,408
               61,100     Hoechst AG (2).................................................          2,674,728
               24,000     Siemens AG ....................................................          2,144,142
               13,110     Siemens AG - ADR ..............................................          1,171,237
               37,000     Veba AG .......................................................          2,020,276
                                                                                              --------------
                                                                                                  13,377,116
                                                                                              --------------
                          Spain -- 7.0%
               21,000     Banco Popular de Espanol ......................................          1,412,611
              104,837     Endesa SA(1) ..................................................          2,038,495
              189,900     Dragados Construcciones SA(2) .................................          2,009,915
              167,000     Iberdrola SA ..................................................          2,432,781
              118,200     Repsol SA Sponsored ADR .......................................          2,423,100
               40,453     Telefonica de Espana Sponsored ADR(1) .........................          2,020,132
                                                                                              --------------
                                                                                                  12,337,034
                                                                                              --------------

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                     Institutional International Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES-- (Continued)
                          Australia -- 5.7%
              353,500     Australian Gas Light Co. ......................................     $    1,948,546
              135,000     Commonwealth Bank of Australia(2) .............................          2,210,915
              795,000     Foster's Brewing Group ........................................          2,111,543
              103,054     Lend Lease Corp., Ltd. ........................................          1,184,892
              397,825     Westpac Banking Corp., Ltd.(2).................................          2,550,830
                                                                                              --------------
                                                                                                  10,006,726
                                                                                              --------------
                          Netherlands -- 5.2%
               59,200     Akzo Nobel(2)..................................................          2,547,375
               87,000     ABN-Amro Hldgs N.V. ...........................................          2,102,237
               84,200     Hagemeyer N.V. ................................................          1,724,834
               12,000     Koninklijke KPN ...............................................            615,369
                5,168     Royal PTT Nederland N.V.  Sponsored ADR .......................            263,568
                5,168     TNT  Post Group N.V. -Sponsored ADR ...........................            132,430
               70,000     TNT Post Group NV .............................................          1,780,479
                                                                                              --------------
                                                                                                   9,166,292
                                                                                              --------------
                          Sweden -- 4.1%
               36,324     AstraZeneca PLC ...............................................          1,638,019
              138,000     Electrolux AB - Series B ......................................          2,747,194
               80,000     SKF AB - Series B(2)...........................................          1,621,709
               50,000     Volvo AB - Series B ...........................................          1,289,720
                                                                                              --------------
                                                                                                   7,296,642
                                                                                              --------------
                          Italy -- 3.5%
            1,052,000     Bennetton Group S.p.A.(2) .....................................          2,321,980
               40,000     ENI S.p.A. - Sponsored ADR ....................................          2,350,000
              172,215     Telecom Italia S.p.A ..........................................          1,486,064
                                                                                              --------------
                                                                                                   6,158,044
                                                                                              --------------
                          Norway -- 2.1%
              465,000     Christiania Bank OG Kreditkasse ASA ...........................          2,264,361
               38,000     Norsk Hydro ASA ...............................................          1,516,203
                                                                                              --------------
                                                                                                   3,780,564
                                                                                              --------------
                          Finland -- 1.7%
               25,200     Nokia Corp. - Sponsored ADR ...................................          2,912,175
                                                                                              --------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                     Institutional International Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES-- (Continued)
                          Denmark -- 1.6%
               37,050     Uni-Danmark ...................................................     $    2,881,445
                                                                                              --------------
                          Austria -- 1.3%
               44,500     Bank Austria ..................................................          2,210,899
                                                                                              --------------
                          Switzerland -- 1.2%
                1,100     Nestle AG Reg. ................................................          2,122,413
                                                                                              --------------
                          Belgium -- 1.1%
                5,800     Electrabel SA .................................................          1,911,734
                                                                                              --------------
                          New Zealand -- 1.0%
              439,000     Telecom Corp. New Zealand(2) ..................................          1,764,389
                                                                                              --------------
                          Singapore -- 0.6%
               94,000     Singapore Air Ltd. Foreign ....................................            994,325
                                                                                              --------------
                          Canada -- 0.3%
               12,611     Magna International, Inc. - Class A ...........................            571,436
                                                                                              --------------
                          Total FOREIGN SECURITIES
                              (Cost $130,709,509) .......................................        164,964,005
                                                                                              --------------
         Face Amount
       ----------------
Repurchase Agreement -- 4.9%
$           8,585,000     Agreement with Goldman Sachs & Co.,4.95%, dated 10/29/99,
                              to be repurchased at $8,588,541 on 11/01/99,
                              collateralized by $8,751,484 U.S. Treasury Bonds,
                              12.375% due 05/15/04,
                              (Cost $8,585,000)..........................................          8,585,000
                                                                                              --------------
Total Investments (Cost $139,294,509)(3).................................    98.6%            $  173,549,005

Other Assets in Excess of Liabilities....................................     1.4                  2,402,085
                                                                            -----             --------------
Net Assets ..............................................................   100.0%            $  175,951,090
                                                                            =====             ==============


--------------------
(1) Non-income producing security.
(2) Security on loan.
(3) Aggregate cost for federal tax purposes was $142,774,872.

Abbreviation:
ADR -- American Depository Receipts


                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                      Institutional International Portfolio

                             SECTOR DIVERSIFICATION

  On October 31, 1999, sector diversification of the Portfolio was as follows
                                  (Unaudited):


                                                       % of Net
                                                        Assets                       Value
                                                      -----------                -------------
INDUSTRIES:
         Financial Services......................         10.8%                   $ 18,959,931
         Electronics.............................         10.2%                     17,889,720
         Foods and Beverages.....................          9.0%                     15,818,969
         Chemicals...............................          6.0%                     10,580,098
         Automotive..............................          5.7%                     10,119,129
         Utilities...............................          5.7%                      9,940,198
         Oil Related.............................          4.5%                      7,959,454
         Consumer Products.......................          4.1%                      7,266,897
         Manufacturing...........................          3.7%                      6,466,032
         Engineering and Construction............          3.5%                      6,086,361
         Pharmaceuticals.........................          3.4%                      6,046,363
         Banking.................................          3.4%                      5,997,580
         Telecommunications......................          3.3%                      5,902,043
         Industrials.............................          3.1%                      5,454,812
         Housing and Home Furnishings............          2.5%                      4,324,116
         Apparel.................................          2.2%                      3,926,042
         Publishing..............................          1.9%                      3,349,032
         Convenience Stores......................          1.7%                      2,917,783
         Computers...............................          1.5%                      2,731,936
         Tobacco.................................          1.4%                      2,388,259
         Transportation..........................          1.3%                      2,372,007
         Insurance...............................          1.2%                      2,089,351
         Natural Gas.............................          1.1%                      1,948,546
         Consumer Services.......................          0.9%                      1,597,835
         Miscellaneous Industries................          0.9%                      1,537,686
         Retail..................................          0.5%                        897,827
         Commercial Services.....................          0.2%                        395,998
                                                         -----                    ------------
TOTAL FOREIGN SECURITIES.........................         93.7%                   $164,964,005

REPURCHASE AGREEMENT.............................          4.9                       8,585,000
                                                         -----                    ------------
TOTAL INVESTMENTS................................         98.6%                   $173,549,005
                                                         =====                    ============

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- 98.7%
                          South Africa -- 11.5%
               22,700     Anglo American PLC ............................................     $    1,207,949
                7,500     Anglogold Ltd.(5)..............................................            423,512
               40,900     Anglovaal Mining Ltd. .........................................            309,493
              108,300     Barlow Ltd. ...................................................            527,838
               60,000     De Beers(5) ...................................................          1,638,394
            2,200,000     Iscor Ltd. ....................................................            852,069
              420,000     Metro Cash & Carry Ltd. .......................................            348,574
              162,500     Sappi Ltd. ....................................................          1,346,004
               95,000     Sasol Ltd. ....................................................            653,942
               25,000     South African Breweries .......................................            218,876
              109,000     Standard Bank Investment Corp. ................................            372,495
               60,000     Tiger Oats Ltd.(5) ............................................            535,066
                                                                                              --------------
                                                                                                   8,434,212
                                                                                              --------------
                          India -- 11.3%
              188,647     India Access Fund(1) ..........................................          2,145,859
              158,700     India Fund(1)..................................................          1,963,912
               30,400     Larsen and Toubro GDR .........................................            659,680
               22,000     Mahanagar Telephone Nigam Ltd. ADR ............................            183,150
              125,000     Reliance Industries GDR .......................................          1,539,063
               41,000     State Bank of India GDR .......................................            544,275
               80,000     Tata Engineering & Locomotive Company GDR .....................            512,000
               50,000     Videsh Sanchar Nigam Ltd. GDR .................................            798,750
                                                                                              --------------
                                                                                                   8,346,689
                                                                                              --------------
                          Malaysia -- 9.6%
              252,000     AMMB Holdings Berhad(2)........................................            540,321
              191,000     Berjaya Sports Toto Berhad (2) ................................            410,982
              127,000     Genting Berhad  ...............................................            454,526
              138,000     Kian Joo Can Factory  .........................................            212,447
            1,097,000     Land & General Berhad (1) .....................................            531,179
              282,000     Malayan Banking Berhad(2) .....................................            940,737
              792,000     Malayan Cement Berhad  ........................................            229,263
              222,000     Malaysia International Shipping(2).............................            333,000
              131,000     Malaysian Pacific Industries  .................................            568,816
               54,000     Nestle Malaysia Berhad ........................................            198,947


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          Malaysia -- (Continued)
            1,200,000     Pan Malaysian Industries Berhad (1,2) .........................     $      274,737
              462,000     RHB Capital Berhad (1,2) ......................................            415,800
              331,000     Tenaga Nasional Berhad(2)......................................            762,171
              144,000     Star Publications  ............................................            331,579
              493,000     United Engineers (Malaysia) Berhad(1,2) .......................            808,520
               98,600     United Engineers (Malaysia) Berhad Warrants(1,2) ..............             25,947
                                                                                              --------------
                                                                                                   7,038,972
                                                                                              --------------
                          Taiwan -- 9.4%
              179,076     Accton Technology(1) ..........................................            640,197
              101,945     Acer Incorporated GDR(1) ......................................            978,672
              255,000     Advanced Semiconductor(1) .....................................            783,317
               70,000     Asustek Computer Inc. .........................................            734,404
                   98     Asustek Computer Inc. GDR(4) ..................................              1,382
               51,135     China Steel Corp. GDR .........................................            873,130
                5,152     Evergreen Marine Corp. GDR(1) .................................             55,513
               35,600     Mosel Vitelic Inc. GDR(1) .....................................            385,370
              449,000     Nan Ya Plastic ................................................            785,113
               40,300     Synnex Technology Intl. GDR ...................................            795,925
               14,760     Taiwan Semiconductor ADR(1) ...................................            501,840
               44,600     Yang Ming Marine Transport ....................................            345,650
                                                                                              --------------
                                                                                                   6,880,513
                                                                                              --------------
                          Indonesia -- 9.1%
            3,930,000     PT Asuransi Lippo Life Tbk ....................................            187,143
              510,500     PT Astra Agro Lestari .........................................            164,557
            2,105,000     PT Astra International, Inc.(1) ...............................          1,040,932
           39,700,000     PT Bank International Indonesia(1) ............................            872,526
              315,000     PT Gudang Garam Tbk ...........................................            812,306
              409,500     PT Indofood Sukses Makmur Tbk(1) ..............................            485,999
            9,376,000     PT Lippo Bank Tbk(1) ..........................................            309,098
            1,996,000     PT Matahari Putra Prima Tbk(1) ................................            248,586
            1,103,000     PT Pabrik Kertas Tjiwi Kimia(1) ...............................            367,666
               66,060     PT Telekomunikas Indonesia ADR ................................            606,926
            1,255,000     Ramayana Lestari Sentosa(3)....................................            882,636
              368,212     Semen Gresik (Pers) Tbk .......................................            658,195
                                                                                              --------------
                                                                                                   6,636,570
                                                                                              --------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          South Korea -- 8.9%
               63,000     Dongkuk Steel Mill Compnay ....................................     $      275,740
               71,600     Hanjin Heavy Industries .......................................            383,817
               39,170     Kia Motors Corporation ........................................            391,863
                6,690     Kia Motors Corporation Rights(1) ..............................             15,059
               18,500     Korea Electric Power Corp. ....................................            541,350
               13,830     Korea Telecom Corp. ...........................................            930,455
               37,312     LG Chemical Limited ...........................................          1,129,158
                9,200     LG Electronics ................................................            301,426
               15,920     Oriental Chemical Industries Company ..........................            204,392
               60,600     Samsung Display Devices(1) ....................................            795,375
                3,352     Samsung Electronics ...........................................            558,899
               12,500     Shinsegae Department Store ....................................            686,744
                2,185     Shinsegae Department Store Rights(1) ..........................             38,618
               14,800     SK Corporation ................................................            283,785
                                                                                              --------------
                                                                                                   6,536,681
                                                                                              --------------
                          China -- 8.8%
            1,150,000     China Everbright Ltd. 5........................................            821,480
              532,000     China Merchants Holdings International ........................            421,107
            2,932,000     China Shipping Development Company Ltd.(1) ....................            547,190
              349,000     China Telecommunications (1,5) ................................          1,194,849
              836,000     Cosco Pacific Ltd. ............................................            618,700
              718,000     Guangdong Kelon Electric ......................................            637,646
              890,000     Legend Holdings Ltd.(5) .......................................            950,767
            2,310,000     Shanghai Petrochemical Company Ltd.(5).........................            472,732
            1,296,000     Yanzhou Coal Mining Co. .......................................            429,525
            1,184,000     Yizheng Chemical Fibre Co.(1) .................................            323,830
                                                                                              --------------
                                                                                                   6,417,826
                                                                                              --------------
                          Brazil -- 6.4%
                  178     Banco Bradesco SA Pfd .........................................                  1
            6,145,200     Caemi Mineracao E Metal .......................................            288,208
               46,000     Centrais Electricas Brasileiras ADR ...........................            408,250
               19,000     Cia Vale Do Rio Doce ..........................................            277,402
            8,045,000     Eletropaulo Metropolitana Pfd(1) ..............................            366,799


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          Brazil  -- (Continued)
               32,800     Embratel Participacoes-ADR ....................................     $      422,300
            4,249,000     Light Servicos de Electricidade SA(1) .........................            352,625
           79,583,116     Lojas Americanas SA Pfd .......................................            101,923
            2,935,000     Petroleo Brasileiro SA Pfd ....................................            469,109
           79,583,116     Sao Carlos Empreendimentos Pfd(1) .............................            132,908
                7,400     Tele Centro Sul Participacoes SA ADR ..........................            442,150
           16,839,000     Telesp Celular SA - Pfd B .....................................            879,889
              139,000     Usinas Siderurgicas de Minas Gerais SA Pfd ....................            506,286
               33,340     Vale do Rio Doce Pfd A Npv(1) .................................                  0
                                                                                              --------------
                                                                                                   4,647,850
                                                                                              --------------
                          Mexico -- 4.8%
              360,000     Consorcio Ara SA(1) ...........................................            404,380
              363,000     Controladora Comercial ........................................            299,218
               70,000     Grupo Carso SA de CV- Series A1(1) ............................            292,135
              338,000     Grupo Cementos de Chihuahua SA - B ............................            214,046
               35,000     Grupo Iusacell ADR(1) .........................................            370,781
              178,000     Grupo Mexico SA ...............................................            645,844
               10,500     Grupo Televisa SA GDR .........................................            446,250
              130,000     Hylsamex SA(1) ................................................            337,399
              131,000     Industrias Penoles SA(3).......................................            412,073
               27,800     TV Azteca SA ADR ..............................................            112,938
                                                                                              --------------
                                                                                                   3,535,064
                                                                                              --------------
                          Thailand -- 3.4%
               34,500     Advanced Info Service(1) ......................................            402,202
               77,175     Delta Electronics (F) .........................................            631,795
              823,000     Industrial Finance (F)(1) .....................................            357,130
              263,000     Kiatnakin Finance PLC(1,5) ....................................            316,826
               40,000     Ptt Exploration & Production(1) ...............................            292,228
              596,000     Telecomasia Corp (F)(1) .......................................            459,352
                                                                                              --------------
                                                                                                   2,459,533
                                                                                              --------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          Russia -- 2.5%
               46,000     Gazprom ADR(1) ................................................     $      346,150
              140,000     Mosenergo ADR .................................................            364,000
              195,000     UES Ser3 CSFB .................................................          1,126,125
                                                                                              --------------
                                                                                                   1,836,275
                                                                                              --------------
                          Turkey -- 2.5%
           13,000,000     Alarko Holding AS(1) ..........................................            324,513
            7,800,000     Arcelik AS ....................................................            288,005
           14,244,000     Beko Elektronik AS ............................................            174,820
           38,000,000     Dogan Sirketler Grubu Holding AS(1) ...........................            426,860
           13,000,000     Eregli Demir Ve Celik Fabrikalari TAS .........................            324,513
           24,186,000     Turk Sise Ve Cam Fabrikalari AS ...............................            266,654
                                                                                              --------------
                                                                                                   1,805,365
                                                                                              --------------
                          Philippines -- 2.0%
            1,630,000     Benpres Holdings Corp.(1) .....................................            284,184
            4,000,000     Filinvest Land, Inc.(1) .......................................            338,729
            3,835,500     International Container Terminal Services, Inc.(1,3) ..........            367,787
              147,000     Philippine National Bank(1) ...................................            505,255
                                                                                              --------------
                                                                                                   1,495,955
                                                                                              --------------
                          Egypt -- 1.6%
               62,857     Arabian International Construction(1) .........................            255,093
               29,900     Commercial International Bank .................................            358,276
                   25     Egypt Starch & Glucose ........................................                195
               95,000     Ezz Porcelain .................................................            165,626
               74,797     Ezz Steel Rebars SAE(1) .......................................            239,873
                  200     Financial & Industrial ........................................              1,872
               10,130     Orascom Construction Industries(1) ............................            141,761
                                                                                              --------------
                                                                                                   1,162,696
                                                                                              --------------
                          Poland -- 1.2%
               28,330     Kghm Polska Miedz ADR .........................................            356,958
               16,000     Netia Holdings SA ADR .........................................            256,000
               49,130     Telekomunikacja Polska GDR ....................................            250,563
                                                                                              --------------
                                                                                                     863,521
                                                                                              --------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          Pakistan -- 1.2%
              980,000     Hub Power Co.(1) ..............................................     $      377,722
              180,000     Pakistan State Oil Co. Ltd. ...................................            477,143
                                                                                              --------------
                                                                                                     854,865
                                                                                              --------------
                          Greece -- 1.2%
               40,000     Hellenic Telecommunication Organization SA ....................            847,606
                                                                                              --------------
                          Chile -- 0.8%
                9,510     Compania Cerveceria Unida ADR .................................            206,842
               23,560     Maderas y Sinteticos SA  ADR ..................................            250,325
                4,780     Sociead Quimica y Minera de Chile SA ADR ......................            138,919
                                                                                              --------------
                                                                                                     596,086
                                                                                              --------------
                          Czech Republic -- 0.5%
              150,700     Ceske Energeticke Zavody AS(1) ................................            395,595
                                                                                              --------------
                          Argentina -- 0.4%
                5,000     Nobleza Piccardo ARS ..........................................              9,755
               25,040     Quilmes Industrial SA ADR .....................................            261,355
                                                                                              --------------
                                                                                                     271,110
                                                                                              --------------
                          Lebanon -- 0.3%
               10,400     Banque Liban Outre GDR ........................................            254,800
                                                                                              --------------
                          Peru -- 0.3%
               13,200     Southern Peru Copper Corp. ....................................            214,500
                                                                                              --------------
                          Hungary -- 0.3%
               76,612     Borsodchem GDR ................................................            193,072
                                                                                              --------------
                          Venezuela -- 0.2%
                6,406     La Electricidad de Caracas ADR ................................            127,319
               38,823     Sudamtex de Venezuela(1) ......................................             30,624
              113,400     Venepal S.A.C.A. ADR 144A (3,4) ...............................              9,639
                                                                                              --------------
                                                                                                     167,582
                                                                                              --------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
FOREIGN SECURITIES -- (Continued)
                          Slovakia -- 0.2%
                2,000     Chirana Prema AS (1,2,3) ......................................     $            0
                5,700     Slovnaft AS(1).................................................             86,375
               19,000     Vychodoslovenske Zelezia(1,3) .................................             66,267
                                                                                              --------------
                                                                                                     152,642
                                                                                              --------------
                          Ghana -- 0.2%
               30,000     Ashanti Goldfields GDR ........................................            139,500
                                                                                              --------------
                          Malawi -- 0.1%
                7,300     Press Corp.(3) ................................................             40,150
                                                                                              --------------
                          Kenya -- 0.0%
               46,094     Kenya Commercial Bank(3) ......................................             20,868
                                                                                              --------------
                          Total Foreign Securities
                              (Cost $65,599,936) ........................................         72,246,098
                                                                                              --------------

TOTAL INVESTMENTS (Cost $65,599,936)(6)..................................    98.7%            $   72,246,098

OTHER ASSETS IN EXCESS OF LIABILITIEs....................................     1.3                    928,200
                                                                            -----             --------------
NET ASSETS ..............................................................   100.0%            $   73,174,298
                                                                            =====             ==============

--------------------
(1) Non-income producing security.
(2) Fair Valued Security.
(3) Illiquid Security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(5) Security on loan.
(6) Aggregate cost for federal tax purposes was $66,562,087.

Abbreviations:
ADR -- American Depository Receipt
CSFB -- Credit Suisse Financial Brokers
F -- Foreign Shares
GDR -- Global Depository Receipt


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio

                             SECTOR DIVERSIFICATION

  On October 31, 1999, sector diversification of the Portfolio was as follows
                                  (Unaudited):


                                                       % of Net
                                                        Assets                       Value
                                                      -----------                -------------
INDUSTRIES:
         Telecommunications......................         10.6%                    $ 7,764,719
         Metals-- Steel..........................          7.8                       5,682,694
         Banking.................................          7.6                       5,560,191
         Computers...............................          7.6                       5,536,892
         Mining..................................          6.9                       5,082,425
         Utilities-- Electric & Gas..............          5.5                       3,990,944
         Electronic Components & Instruments.....          4.7                       3,433,876
         Building Materials & Components.........          4.4                       3,229,595
         Textiles & Apparel......................          4.2                       3,040,345
         Automobiles.............................          4.1                       2,992,258
         Retail..................................          4.0                       2,940,177
         Diversified Manufacturing...............          4.0                       2,896,979
         Financial Services......................          3.6                       2,639,741
         Chemicals...............................          2.5                       1,796,299
         Food & Household Products...............          2.3                       1,704,119
         Consumer Products.......................          1.8                       1,346,004
         Energy .................................          1.6                       1,190,087
         Transportation..........................          1.5                       1,101,950
         Forest Products & Paper.................          1.3                         986,271
         Broadcasting & Publishing...............          1.2                         890,767
         Leisure & Tourism.......................          1.2                         866,599
         Oil Related.............................          1.2                         847,712
         Multi-Industry..........................          1.1                         821,480
         Commercial Services.....................          1.1                         811,772
         Advertising.............................          1.1                         785,113
         Real Estate.............................          1.0                         743,110
         Beverages & Tobacco.....................          0.9                         696,828
         Engineering.............................          0.9                         659,680
         Misc. Materials & Commodities...........          0.7                         549,526
         Health & Personal Care..................          0.7                         547,190
         Glass...................................          0.6                         421,107
         Communications Equipment................          0.4                         288,005
         Metals-- Copper.........................          0.3                         214,500
         Insurance...............................          0.3                         187,143
                                                         -----                     -----------

TOTAL FOREIGN SECURITIES.........................         98.7                      72,246,098
                                                         -----                     -----------
TOTAL INVESTMENTS................................         98.7%                    $72,246,098
                                                         -----                     -----------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            Global Equity Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
COMMON STOCKS -- 98.0%
                          U.S.A. -- 23.9%
                3,300     Alltel Corp. ..................................................        $   274,725
                2,500     American General Corp. ........................................            185,469
                2,600     Anheuser-Busch Companies, Inc. ................................            186,712
                2,300     Bank of America ...............................................            148,062
                2,700     Bell Atlantic Corp. ...........................................            175,331
                2,100     BMC Software, Inc.(1) .........................................            134,794
                1,900     Bristol-Myers Squibb Co. ......................................            145,944
                2,200     Chase Manhattan Corp. .........................................            192,225
                2,550     Chevron Corp. .................................................            232,847
                2,000     Cigna Corp. ...................................................            149,500
                3,600     Coastal Corp. .................................................            151,650
                3,300     Columbia Energy Group .........................................            214,500
                2,300     Computer Associates International, Inc. .......................            129,950
                5,000     Compuware Corp.(1) ............................................            139,062
                3,500     Consolidated Natural Gas Co. ..................................            224,000
                1,400     Cooper Industries, Inc. .......................................             60,287
                1,100     Corning, Inc. .................................................             86,488
                1,800     Dana Corp. ....................................................             53,213
                2,000     Dayton Hudson Corp. ...........................................            129,250
                  600     Dow Chemical Company ..........................................             70,950
                3,700     Equity Residential Properties Trust ...........................            154,706
                1,450     Exxon Corp. ...................................................            107,391
                4,800     First Data Corporation ........................................            219,300
                3,400     Fleet Boston Corporation ......................................            148,325
                   25     FPL Group, Inc. ...............................................              1,258
                2,225     General Dynamics Corp. ........................................            123,348
                1,900     Georgia-Pacific Group .........................................             75,406
                  500     GTE Corp. .....................................................             37,500
                1,500     Hewlett-Packard Co. ...........................................            111,094
                1,600     Household International, Inc. .................................             71,400
                1,000     Illinois Tool Works, Inc. .....................................             73,250
                2,500     Ingersoll-Rand Co. ............................................            130,625
                1,200     International Business Machines Corp. .........................            118,050
                2,700     International Paper Company ...................................            142,088


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            Global Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
COMMON STOCKS -- (Continued)
                          U.S.A. -- (Continued)
                2,500     Kerr-McGee Corp. ..............................................          $ 134,375
                2,700     Kimberly-Clark Corp. ..........................................            170,438
                3,200     Lincoln National Corp. ........................................            147,600
                1,500     Lowe's Companies, Inc. ........................................             82,500
                2,850     McGraw-Hill, Inc. .............................................            169,931
                1,800     Mead Corp. ....................................................             64,800
                1,600     Mobil Corp. ...................................................            154,400
                  800     Morgan Stanley Dean Witter & Co. ..............................             88,250
                1,700     Parker Hannifin Corp. .........................................             77,881
                  800     Procter & Gamble Co. ..........................................             83,900
                1,800     Rohm & Haas Co. ...............................................             68,850
                1,447     SBC Communications, Inc. ......................................             73,707
                2,400     Schlumberger Ltd. .............................................            145,350
                4,400     Sprint Corp. ..................................................            326,975
                1,900     Texas Utilities Co. ...........................................             73,625
                5,175     TJX Companies, Inc. ...........................................            140,372
                1,300     TRW, Inc. .....................................................             55,738
                4,400     Tyco International Ltd. .......................................            175,725
                3,200     United Technologies Corp. .....................................            193,600
                1,100     Warner-Lambert Co. ............................................             87,794
                1,200     Weyerhaeuser Co. ..............................................             71,625
                                                                                              --------------
                                                                                                   7,186,136
                                                                                              --------------
                          Japan -- 17.2%
                3,500     Acom Co., Ltd. ................................................            382,330
               11,000     Canon, Inc. ...................................................            310,943
               27,000     Chugai Pharmaceutical Co. .....................................            320,812
               17,000     Dai Nippon Printing Co.,  Ltd. ................................            309,668
                6,000     Eisai Co.,  Ltd. ..............................................            164,718
                4,000     Familymart Co.,  Ltd. .........................................            277,884
               25,000     Fuji Heavy Industries .........................................            212,246
                6,000     Fuji Photo Co.,  Ltd. .........................................            192,602
                5,000     Honda Motor Co. ...............................................            210,809
               11,000     JUSCO Co. .....................................................            256,132


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            Global Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
COMMON STOCKS -- (Continued)
                          Japan -- (Continued)
               13,000     Kao Corp. .....................................................     $      396,129
               96,000     Kubota Corp. ..................................................            381,755
                2,000     Nintendo Corp.,  Ltd. .........................................            317,171
                1,500     Rohm Co. ......................................................            336,336
                3,000     Sony Corp. ....................................................            467,420
                3,000     Takefuji Corp. ................................................            388,080
               24,000     Wacoal Corp. ..................................................            248,371
                                                                                              --------------
                                                                                                   5,173,406
                                                                                              --------------
                          United Kingdom -- 12.5%
               47,100     Allied Domecq PLC .............................................            263,933
               15,000     Allied Zurich PLC .............................................            181,771
               22,880     Associated British Foods ......................................            142,291
                7,887     Bass PLC ......................................................             86,063
               11,500     BOC Group PLC .................................................            246,258
               15,000     British American Tobacco ......................................            100,054
               58,000     Cadbury Schweppes PLC .........................................            377,834
               50,000     Caradon PLC ...................................................            118,145
               80,000     Corus Group PLC ...............................................            151,619
               33,000     Gallaher Group PLC ............................................            197,240
               20,000     Johnson Matthey PLC ...........................................            184,109
               18,000     Rio Tinto PLC .................................................            307,472
               45,000     Scottish Power PLC ............................................            416,460
               65,918     Invensys PLC ..................................................            323,954
               26,000     Tate & Lyle PLC ...............................................            170,014
               68,000     Tomkins PLC ...................................................            228,463
               29,804     Trinity Mirror  PLC ...........................................            274,604
                                                                                              --------------
                                                                                                   3,770,284
                                                                                              --------------
                          France -- 9.0%
                1,700     Alcatel .......................................................            265,338
                1,600     Compagnie de Saint-Gobain .....................................            277,477
                2,500     ELF Aquitaine SA ..............................................            367,867
                1,600     Groupe Danone .................................................            407,807
                3,700     Lafarge SA ....................................................            355,833


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            Global Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
COMMON STOCKS -- (Continued)
                          France-- (Continued)
                5,500     Lagardere Groupe SCA ..........................................     $      222,560
                4,500     Pernod-Ricard .................................................            303,648
                6,000     SCOR SA .......................................................            299,549
                3,000     Valeo SA ......................................................            215,360
                                                                                              --------------
                                                                                                   2,715,439
                                                                                              --------------
                          Spain -- 6.7%
               10,784     Endesa SA .....................................................            215,696
               36,000     Grupo Dragados, SA(2) .........................................            381,027
               28,000     Iberdrola SA ..................................................            407,891
               21,000     Repsol SA(2) ..................................................            432,612
               34,332     Telefonica de Espana(1) .......................................            564,364
                                                                                              --------------
                                                                                                   2,001,590
                                                                                              --------------
                          Germany -- 5.9%
                6,000     Bayer AG ......................................................            245,315
                  830     Celanese AG(1) ................................................             12,955
               12,500     Continental AG ................................................            269,988
                3,000     Daimler-Chrysler AG ...........................................            233,648
                8,300     Hoechst AG(2)..................................................            363,343
                4,100     Siemens AG ....................................................            366,291
                5,000     Veba AG .......................................................            273,010
                                                                                              --------------
                                                                                                   1,764,550
                                                                                              --------------
                          Australia -- 4.7%
               48,300     Australian Gas Light Company ..................................            266,237
               20,000     Commonwealth Bank of Australia ................................            327,543
              126,000     Foster's Brewing Group ........................................            334,660
               24,000     Lend Lease Corp., Ltd. ........................................            275,947
               35,000     Westpac Banking Corp., Ltd.(2).................................            224,418
                                                                                              --------------
                                                                                                   1,428,805
                                                                                              --------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            Global Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
COMMON STOCKS -- (Continued)
                          Sweden -- 3.8%
                7,063     AstraZeneca PLC ...............................................     $      318,504
               20,000     Electrolux AB - Series B ......................................            398,144
                9,000     SKF AB - Series B .............................................            182,442
                9,000     Volvo AB - Series B ...........................................            232,150
                                                                                              --------------
                                                                                                   1,131,240
                                                                                              --------------
                          Italy -- 3.7%
              220,000     Bennetton Group S.p.A.(2) .....................................            485,585
               48,000     Eni S.p.A .....................................................            280,504
               41,300     Telecom Italia S.p.A ..........................................            356,383
                                                                                              --------------
                                                                                                   1,122,472
                                                                                              --------------
                          Netherlands -- 2.1%
               16,000     ABN-Amro Holdings NV ..........................................            386,618
               11,500     Hagemeyer NV ..................................................            235,577
                                                                                              --------------
                                                                                                     622,195
                                                                                              --------------
                          Norway -- 2.0%
               85,000     Christiania Bank OG Kreditkasse ASA ...........................            413,915
                4,500     Norsk Hydro ASA ...............................................            179,550
                                                                                              --------------
                                                                                                     593,465
                                                                                              --------------
                          Finland -- 1.4%
                3,600     Nokia Ab-- A Shares ...........................................            411,713
                                                                                              --------------
                          Denmark -- 1.0%
                3,850     Uni-Danmark ...................................................            299,421
                                                                                              --------------
                          Belgium -- 1.0%
                  900     Electrabel SA .................................................            296,648
                                                                                              --------------
                          Austria -- 0.7%
                4,500     Bank Austria AG ...............................................            223,574
                                                                                              --------------
                          Switzerland -- 0.7%
                  110     Nestle SA-- Registered ........................................            212,241
                                                                                              --------------


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            Global Equity Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999

            Shares                                                                                Value
        --------------                                                                       ----------------
COMMON STOCKS -- (Continued)
                          Singapore -- 0.7%
               19,000     Singapore Airlines Ltd. .......................................     $      199,839
                                                                                              --------------
                          Canada -- 0.6%
                4,000     Magna International, Inc. - Class A ...........................            181,250
                                                                                              --------------
                          New Zealand -- 0.4%
               29,000     Telecom Corp. New Zealand(2) ..................................            116,554
                                                                                              --------------
                          Total Common Stocks
                              (Cost $25,362,768) ........................................         29,450,822
                                                                                              --------------
             Face
            Amount
       ----------------
Repurchase Agreement -- 1.5%
$             439,000     Agreement with Goldman Sachs & Co., 4.95%, dated 10/29/99, to be repurchased at $439,181 on 11/01/99, collateralized
                              by $453,109 U.S. Treasury Bonds, 12.375% due 05/15/04,
                              (Cost $439,000)............................................            439,000
                                                                                              --------------

Total Investments (Cost $25,801,768)3....................................    99.5%            $   29,889,822

Other Assets in Excess of Liabilities....................................     0.5                    149,699
                                                                            -----             --------------
Net Assets ..............................................................   100.0%            $   30,039,521
                                                                            =====             ==============

--------------------
(1) Non-income producing security.
(2) Security on loan.
(3) Aggregate cost for federal tax purposes was $26,242,885.


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.

                            Global Equity Portfolio

                             SECTOR DIVERSIFICATION


   On October 31 1999, sector diversification of the Portfolio was as follows
                                  (Unaudited):



                                                       % of Net
                                                        Assets                       Value
                                                      -----------                -------------
INDUSTRIES:
         Finance.................................         10.2%                    $ 3,063,395
         Consumer Durables/Non-Durables..........          8.7                       2,622,071
         Food & Beverage.........................          7.7                       2,298,491
         Housing & Home Furnishings..............          5.0                       1,512,675
         Electrical..............................          4.7                       1,399,080
         Utilities...............................          4.6                       1,386,745
         Telecommunications......................          4.6                       1,383,683
         Oil & Gas...............................          4.5                       1,347,220
         Automotive..............................          4.3                       1,285,463
         Banking.................................          3.9                       1,180,757
         Chemicals...............................          3.5                       1,060,473
         Healthcare & Pharmaceuticals............          3.5                       1,037,772
         Engineering & Construction..............          3.4                       1,012,806
         Energy..................................          3.3                       1,004,663
         Consumer Services.......................          3.1                         929,329
         Manufacturing...........................          2.9                         884,633
         Printing & Publishing...................          2.7                         806,832
         Apparel & Textiles......................          2.4                         733,956
         Industrial..............................          2.1                         635,853
         Basic Industry..........................          1.9                         567,083
         Computers...............................          1.7                         499,805
         Tobacco.................................          1.6                         479,065
         Insurance...............................          1.4                         430,174
         Technology..............................          1.3                         375,838
         Aerospace & Defense.....................          1.0                         316,948
         Capital Goods...........................          1.0                         301,713
         Tire and Rubber Goods...................          0.9                         269,988
         Business Services.......................          0.7                         219,300
         Transportation..........................          0.7                         199,839
         Retail..................................          0.5                         140,372
         Paper and Forest Products...............          0.2                          64,800
                                                          ----                     -----------
TOTAL COMMON STOCK...............................         98.0%                    $29,450,822
REPURCHASE AGREEMENT.............................          1.5                         439,000
                                                          ----                     -----------
TOTAL INVESTMENTS................................         99.5%                    $29,889,822
                                                          ====                     ===========


                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.
                         Notes to Financial Statements

1. Significant Accounting Policies

      The Glenmede Fund, Inc. (the "Fund") consists of ten portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Tax Managed Equity Portfolio (formerly the Equity Portfolio), the Small Capitalization Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio, the Emerging Markets Portfolio and the Global Equity Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Beginning January 1, 1998 the Small Capitalization Equity Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

      Portfolio valuation: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

      Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

      Bonds and other fixed-income securities are valued according to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

      The value of other assets and securities for which no market quotations are readily available is determined in good faith at fair value by the Board of Directors.

                            THE GLENMEDE FUND, INC.

      In determining fair value, management considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Furthermore, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. On October 31, 1999, 2.5% of the net assets of the Emerging Markets Portfolio, totalling $1,799,420, were considered illiquid. At October 31, 1999, the total value of fair valued securities of the Emerging Markets Portfolio was $4,512,215 representing 6.2% of total investments.

      Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

      Forward foreign exchange contracts: The International, Institutional International, Emerging Markets and Global Equity Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open at October 31, 1999.

      Foreign currency: The books and records of each Portfolio are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are

                            THE GLENMEDE FUND, INC.

translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      Reverse Repurchase Agreements: The Government Cash Portfolio, the Core Fixed Income Portfolio and the Emerging Markets Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price thereby determining the yield during the buyer's holding period. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Core Fixed Income Portfolio, the Government Cash Portfolio and the Emerging Markets Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than one-third of the value of its total assets to be subject to such agreements.

      The Core Fixed Income Portfolio's average daily balance of reverse repurchase agreements outstanding during the year ended October 31, 1999 was approximately $20,470,402 at a weighted average interest rate of approximately 4.73%. The maximum amount of reverse repurchase agreements outstanding at a month-end during the year ended October 31, 1999 was $59,984,250 as of September 30, 1999, which was 8.9% of total assets. The amount of reverse repurchase agreements outstanding on October 31, 1999 was $27,337,625, which was 9.3% of total assets.

      Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

      Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

                            THE GLENMEDE FUND, INC.

      Tba Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

      Option Transactions: A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

      Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

      Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchased commitments. When issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

      Dividends and distributions to shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and are paid monthly. Dividends from net investment income, if any, of the Tax Managed Equity, Small Capitalization Equity, Large Cap Value, International, Institutional International, Emerging Markets, and Global Equity Portfolios are declared and paid quarterly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid a 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

                            THE GLENMEDE FUND, INC.

      Federal income taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The portfolios may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

      The Institutional International Portfolio, the Global Equity Portfolio, and the Small Capitalization Equity Portfolio pay The Glenmede Trust Company (the "Advisor") for their investment advisory services a monthly fee at the annual rate of 0.75%, 0.70% and 0.55%, respectively, of the value of their average daily net assets. The Emerging Markets Portfolio pays Pictet International Management Limited (the "Subadvisor") for its investment advisory services a monthly fee at the annual rate of 0.50% of the value of its average daily net assets. In addition, the Emerging Markets Portfolio also pays the Advisor for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its daily net assets. The Advisor does not receive a fee from any remaining Portfolios for its investment advisory services. However, each Portfolio (except the Institutional International, Global Equity, Emerging Markets, and Small Capitalization Equity Portfolios) pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets. In addition, the Institutional Shares of the Small Capitalization Equity Portfolio pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets and the Advisor Shares of the Small Capitalization Equity Portfolio pays the Advisor a shareholder servicing fee at the annual rate of 0.25% of the value of its average daily net assets.

      For the Institutional International Portfolio, the Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the year ended October 31, 1999.

      Investment Company Capital Corp. ("ICC"), a subsidiary of Deutsche Bank, AG, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net assets of the Fund and the Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies").

      This fee is computed daily and paid monthly at the following annual rates:
0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each portfolio based on its relative net assets.

      The Fund pays each Board member an annual fee of $11,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings. Prior to September 1, 1999, the Fund paid each Board member an annual fee of $8,000.

                            THE GLENMEDE FUND, INC.

      Expenses for the year ended October 31, 1999 include legal fees paid to Drinker Biddle and Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

      For the year ended October 31, 1999, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

Portfolio                                                 Purchases               Sales
--------------                                         --------------        --------------
Tax Managed Equity Portfolio.................           $ 60,112,830          $ 91,942,906
Small Capitalization Equity Portfolio........            243,286,111           292,267,009
Large Cap Value Portfolio....................             73,315,560            93,810,090
International Portfolio......................            369,057,861           264,289,465
Institutional International Portfolio........             70,537,739            25,328,083
Emerging Markets Portfolio...................             89,352,404            95,790,155
Global Equity Portfolio......................             12,727,120            12,026,125


      For the year ended October 31, 1999, cost of purchases and proceeds from sales of long-term U.S. Government securities were:


Portfolio                                                 Purchases               Sales
--------------                                         --------------        --------------
Core Fixed Income Portfolio..................           $174,759,271          $102,405,824

      On October 31, 1999 aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:


Portfolio                                               Appreciation          Depreciation
--------------                                         --------------        --------------
Core Fixed Income Portfolio..................             $  502,273           $ 4,359,177
Tax Managed Equity Portfolio.................             62,914,233               701,332
Small Capitalization Equity Portfolio........             38,625,184            19,347,291
Large Cap Value Portfolio....................              6,845,210             2,231,013
International Portfolio......................            394,869,727            51,980,988
Institutional International Portfolio........             36,473,436             5,699,303
Emerging Markets Portfolio...................             11,505,258             5,821,247
Global Equity Portfolio......................              4,883,271             1,236,334

4. Common Stock

      The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net value of $1.00 per share, the number of shares

                            THE GLENMEDE FUND, INC.

represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                                       Year Ended 10/31/99        Year Ended 10/31/98
                                                      ---------------------       -------------------
Government Cash Portfolio:
        Sold.....................................        $ 3,829,650,837             $4,934,846,426
        Issued as reinvestment of dividends......                 27,423                     10,445
        Redeemed.................................         (3,853,935,897)            (4,955,729,324)
                                                         ---------------             --------------
        Net (decrease)...........................        $   (24,257,637)            $  (20,872,453)
                                                         ===============             ==============
Tax-Exempt Cash Portfolio:
        Sold.....................................        $ 1,648,162,346             $1,181,491,843
        Issued as reinvestment of dividends......                  4,406                      4,882
        Redeemed.................................         (1,674,058,693)            (1,086,514,871)
                                                         ---------------             --------------
        Net increase/(decrease)..................          $ (25,891,941)            $   94,981,854
                                                         ===============             ==============

                            THE GLENMEDE FUND, INC.

                                                                        Year Ended                       Year Ended
                                                                         10/31/99                         10/31/98
                                                                  --------------------------       ------------------------
                                                                  Shares           Amount           Shares         Amount
                                                                ----------       ------------     ----------    ------------
Core Fixed Income Portfolio:
        Sold...............................................      6,375,969       $ 67,512,430     12,129,104     $127,826,843
        Issued as reinvestment of dividends................         43,563            447,015         15,980          168,612
        Redeemed...........................................     (7,913,468)       (82,206,587)   (13,454,160)    (141,755,565)
                                                                ----------       ------------    -----------     ------------
        Net (decrease).....................................     (1,493,936)      $(14,247,142)    (1,309,076)    $(13,760,110)
                                                                ==========       ============    ===========     ============
Tax Managed Equity Portfolio:
        Sold...............................................        196,819       $  4,518,923      1,338,491     $ 28,323,587
        Issued as reinvestment of dividends................        668,748         14,425,675        162,302        3,256,261
        Redeemed...........................................     (1,687,116)       (39,272,875)    (1,111,608)     (23,348,073)
                                                                ----------       ------------    -----------     ------------
        Net increase/(decrease)............................       (821,549)      $(20,328,277)       389,185     $  8,231,775
                                                                ==========       ============    ===========     ============
Small Capitalization Equity
   Portfolio (Advisor Shares)
        Sold...............................................      3,451,858       $ 54,037,437      3,276,263     $ 63,183,585
        Issued as reinvestment of dividends................         10,063            152,921        168,225        2,539,862
        Redeemed...........................................     (6,749,354))     (103,504,553)    (6,111,628)    (110,998,305)
                                                                ----------       ------------    -----------     ------------
        Net (decrease).....................................     (3,287,433)      $(49,314,195)    (2,667,140)    $(45,274,858)
                                                                ==========       ============    ===========     ============
Small Capitalization Equity
   Portfolio (Institutional Shares):
        Sold...............................................        369,846       $  5,719,285      2,525,066     $ 46,591,955
        Issued as reinvestment of dividends................         33,935            518,163         32,287          539,447
        Redeemed...........................................       (581,803)        (8,939,842)      (483,254)      (8,748,975)
                                                                ----------       ------------    -----------     ------------
        Net increase/(decrease)............................       (178,022)      $ (2,702,394)     2,074,099     $ 38,382,427
                                                                ==========       ============    ===========     ============
Large Cap Value Portfolio:
        Sold...............................................        519,388       $  7,166,143      1,024,056     $ 14,327,914
        Issued as reinvestment of dividends................      1,019,528         11,056,770        803,373        9,313,621
        Redeemed...........................................     (1,933,918)       (26,672,374)    (1,522,969)     (20,983,243)
                                                                ----------       ------------    -----------     ------------
        Net increase/(decrease)............................       (395,002)      $ (8,449,461)       304,460     $  2,658,292
                                                                ==========       ============    ===========     ============
International Portfolio:
        Sold...............................................     12,945,606       $227,225,854      7,458,914     $116,341,225
        Issued as reinvestment of dividends................      4,422,061         81,628,005        386,308        5,935,778
        Redeemed...........................................     (5,860,128)      (104,005,572)    (4,917,999)     (75,953,594)
                                                                ----------       ------------    -----------     ------------
        Net increase.......................................     11,507,539       $204,848,287      2,927,223     $ 46,323,409
                                                                ==========       ============    ===========     ============

                            THE GLENMEDE FUND, INC.

                                                                      Year Ended                       Year Ended
                                                                       10/31/99                         10/31/98
                                                                --------------------------       ------------------------
                                                                  Shares           Amount           Shares        Amount
                                                                 --------         --------         --------      ---------
Institutional International Portfolio:
        Sold...............................................      6,580,973       $116,774,728     1,955,404      $ 31,584,734
        Issued as reinvestment of dividends................        543,619          9,599,868        97,949         1,486,097
        Redeemed...........................................     (3,606,755)       (65,045,210)   (1,179,331)      (18,459,784)
                                                                ----------       ------------    ----------      ------------
        Net increase.......................................      3,517,837       $ 61,329,386       874,022      $ 14,611,047
                                                                 =========       ============    ==========      ============
Emerging Markets Portfolio:
        Sold...............................................      1,006,846       $  8,439,663     1,481,370      $ 11,768,648
        Issued as reinvestment of dividends................             --                 --            --                --
        Redeemed...........................................     (1,687,967)       (14,016,895)   (2,474,198)      (18,608,565)
                                                                ----------       ------------    ----------      ------------
        Net (decrease).....................................       (681,121)      $ (5,577,232)     (992,828)     $ (6,839,917)
                                                                 =========       ============    ==========      ============

Global Equity Portfolio:
        Sold...............................................             --       $         --     2,500,000      $ 25,000,000
        Issued as reinvestment of dividends................        109,322          1,221,115        17,766           175,000
        Redeemed...........................................             --                 --            --                --
        Capital contribution...............................             --            105,524            --                --
                                                                ----------       ------------    ----------      ------------
        Net increase.......................................        109,322       $  1,326,639     2,517,766      $ 25,175,000
                                                                 =========       ============    ==========      ============


5. Lending of Portfolio Securities

      The Government Cash, Tax-Exempt Cash, Core Fixed Income, Tax Managed Equity, Large Cap Value, Small Capitalization Equity, International, Institutional International, Global Equity and Emerging Markets Portfolios have the ability to lend their securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained in an amount at least equal to the current market value of the loaned securities. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

                            THE GLENMEDE FUND, INC.

    The Portfolios generated additional income by lending their securities to approved brokers. On October 31, 1999, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:


                                                                Year Ended 10/31/99
                                              ------------------------------------------------------
                                                                                         % of Total
                                              Market Value of          Market Value of      Assets
           Portfolio                          Loaned Securities          Collateral         on Loan
           ------------------                -------------------       ---------------    ----------
Core Fixed Income Portfolio.............         $ 5,777,781            $  5,979,947          1.98%
Institutional International
     Portfolio..........................          20,727,436              21,871,145         10.47%
International Portfolio.................         232,216,184             243,691,463         13.31%
Small Capitalization Equity
  Portfolio.............................          10,998,581              11,387,200          3.71%
Large Cap Value Portfolio(1)............           1,435,044               1,391,700          2.33%
Tax Managed Equity Portfolio............             201,663                 204,000          0.14%
Emerging Markets Portfolio(2)...........           4,403,873               4,379,400          5.63%
Global Equity Portfolio.................           1,900,294               2,012,125          5.90%


6. Capital Loss Carryforward

      On October 31, 1999, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:


                                                Expiring        Expiring       Expiring         Expiring          Expiring
Portfolio                                       in 1999         in 2000        in 2001          in 2002           in 2003
                                              ------------      --------       --------         --------          --------
Government Cash Portfolio...................     $    --         $    --      $      127       $     1,000         $26,819
Tax-Exempt Cash Portfolio...................          --          18,922          19,079             8,905          27,815
Core Fixed Income Portfolio.................          --              --              --         7,273,798              --
Small Capitalization Equity Portfolio.......          --              --              --                --              --
Emerging Markets Portfolio..................          --              --              --                --              --

                                                Expiring        Expiring       Expiring         Expiring
Portfolio                                       in 2004         in 2005        in 2006          in 2007
                                                --------        --------       --------         -------
Government Cash Portfolio...................     $    --         $ 7,815      $        --      $        --
Tax-Exempt Cash Portfolio...................          13              --            7,168               --
Core Fixed Income Portfolio.................          --              --        1,869,325               --
Small Capitalization Equity Portfolio.......          --              --               --       20,153,292
Emerging Markets Portfolio..................          --              --       25,319,729               --


---------------
(1) The majority of securities on loan were returned on November 1, 1999.
(2) The collateral for the Emerging Markets Portfolio was increased to $4,466,900 (101.43%) on November 1, 1999.

                            THE GLENMEDE FUND, INC.

7. Foreign Securities

      The Tax Managed Equity, Small Capitalization Equity, International, Institutional International, Emerging Markets and Global Equity Portfolios may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

8. Net Assets

      On October 31, 1999, net assets consisted of:

                                                      Government            Tax-Exempt          Core Fixed
                                                         Cash                  Cash               Income
                                                       Portfolio             Portfolio           Portfolio
                                                     --------------        --------------      --------------
Par Value.........................................    $    405,872         $    350,114        $     22,704
Paid in Capital in excess of par value............     405,465,935          349,764,270         242,380,247
Undistributed net investment income...............          71,402                   --           1,281,263
Accumulated net realized loss on
     investments sold.............................         (35,761)             (81,902)         (9,233,177)
Net unrealized depreciation
     on investments...............................              --                   --          (3,766,849)
                                                      ------------         ------------        ------------
     Total Net Assets.............................    $405,907,448         $350,032,482        $230,684,188
                                                      ============         ============        ============


                                                          Tax                   Small              Large
                                                        Managed            Capitalization           Cap
                                                         Equity                Equity              Value
                                                        Portfolio             Portfolio           Portfolio
                                                      --------------       --------------       ------------
Par Value.........................................    $      6,555         $     18,745        $      5,264
Paid in Capital in excess of par value............      86,327,407          282,605,379          54,169,242
Undistributed net investment income...............          82,323               63,737               4,843
Accumulated net realized gain /(loss) on
     investments sold ............................        (101,435)         (20,551,930)            315,991
Net unrealized appreciation
     on investments and foreign
     currency translations........................      62,468,828           19,676,527           4,682,664
                                                      ------------         ------------        ------------
    Total Net Assets..............................    $148,783,678         $281,812,458        $ 59,178,004
                                                      ============         ============        ============

                            THE GLENMEDE FUND, INC.

                  Notes to Financial Statements -- (Concluded)


                                                                Institutional            Emerging             Global
                                          International         International             Markets             Equity
                                            Portfolio             Portfolio              Portfolio           Portfolio
                                         ----------------       --------------          ------------       ------------
Par Value..............................   $       83,978         $      9,876           $     8,824         $     2,627
Paid in Capital in excess of
     par value.........................    1,157,579,940          145,165,685            92,760,924          26,390,066
Distributions in excess of
     net investment income.............      (35,130,541)          (3,480,354)             (687,245)           (440,509)
Accumulated net realized
     loss on investments
     sold, and foreign
     currency transactions.............               (4)                  (8)          (25,581,792)               (608)
Net unrealized appreciation
     on investments and foreign
     currency translations.............      378,025,513           34,255,891             6,673,587           4,087,945
                                          --------------         ------------           -----------         -----------
    Total Net Assets...................   $1,500,558,886         $175,951,090           $73,174,298         $30,039,521
                                          ==============         ============           ===========         ===========


9. Call and Put Options

      Call and Put Options written by the Tax Managed Equity Fund and related premiums received during the period were as follows:


                                                         Calls                           Puts
                                                --------------------------     --------------------------
                                                         Actual                         Actual
                                                --------------------------      --------------------------
                                                 Contracts        Premiums      Contracts     Premiums
----------------------------------------------------------------------------------------------------------
Options outstanding October 31, 1998                 --                 --           --             --
Options written                                   3,505          1,603,611          125         68,248
Options purchased                                   100             19,150        2,700        938,788
Options closed                                   (2,010)          (915,054)      (1,375)      (579,498)
Options exercised                                  (175)           (89,582)          --             --
Options expired                                    (570)          (242,788)        (200)       (77,225)
----------------------------------------------------------------------------------------------------------
Options outstanding October 31, 1999                850            375,337        1,250        350,313
----------------------------------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The Glenmede Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities and net assets, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Tax Managed Equity Portfolio, Small Capitalization Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio and Global Equity Portfolio (comprising TheGlenmede Fund, Inc., hereafter referred to as the "Funds") at October 31, 1999, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
December 13, 1999

                            THE GLENMEDE FUND, INC.

                          Tax Information (Unaudited)

                      For the Year Ended October 31, 1999

      The amount of long-term capital gain paid for the fiscal year ended October 31, 1999 was as follows:

               Tax Managed Equity Portfolio................     $14,731,224
               Large Cap Value Portfolio...................     $ 6,773,386
               International Portfolio.....................     $34,110,752
               Institutional International Portfolio.......     $ 3,520,257
               Global Equity Portfolio.....................     $   507,057

      Of the ordinary distributions made during the fiscal year ended October 31, 1999, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

               Government Cash Portfolio...................              17%
               Core Fixed Income Portfolio.................              22%

      Of the ordinary distributions made during the fiscal year ended October 31, 1999, the following percentages are tax exempt for regular Federal income tax purposes.

               Tax-Exempt Cash Portfolio...................             100%

      Of the ordinary distributions made during the fiscal year ended October 31, 1999, the following percentages qualify for the dividends received deduction available to corporate shareholders:

               Tax Managed Equity Portfolio................              97%
               Small Capitalization Equity Portfolio.......              88%
               Large Cap Value Portfolio...................              18%
               Global Equity Portfolio.....................               7%

      The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

      Foreign Taxes Paid or Withheld

                                                                       Total         Per Share
                                                                    ----------       ----------
               Tax Managed Equity Portfolio................          $    2,948         $0.00
               International Portfolio.....................          $3,494,217         $0.04
               Institutional International Portfolio.......          $  354,100         $0.04
               Emerging Markets Portfolio..................          $  189,072         $0.02
               Global Equity Portfolio.....................          $   73,860         $0.03


      The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

                            THE GLENMEDE Portfolios

                            STATEMENTS OF OPERATIONS

                      For the year ended October 31, 1999



                                                                       Muni                New Jersey
                                                                   Intermediate               Muni
                                                                     Portfolio              Portfolio
                                                                    ------------          ------------
Investment Income:
        Interest..............................................      $   900,150            $  843,378
                                                                    -----------            ----------
             Total investment income..........................          900,150               843,378
                                                                    -----------            ----------
Expenses:
        Administration fee....................................            6,477                 6,639
        Shareholder servicing fee.............................            8,847                 9,197
        Shareholder reporting expense.........................            2,847                 4,064
        Custodian fee.........................................               --                   913
        Directors' fees and expenses..........................            2,086                 2,500
        Professional fees.....................................            8,785                11,257
        Pricing fees..........................................            1,894                 8,789
        Registration and filing fees..........................            2,076                   810
        Other expenses........................................              277                   585
                                                                    -----------            ----------
Total expenses................................................           33,289                44,754
                                                                    -----------            ----------
Net investment income.........................................          866,861               798,624
                                                                    -----------            ----------
Realized and unrealized gain/(loss) on investments:
        Net realized gain/(loss) on investments...............           44,865                (2,683)
        Net change in unrealized appreciation/depreciation
            on investments ...................................         (744,954)             (769,009)
                                                                    -----------            ----------
Net realized and unrealized loss
      on investments..........................................         (700,089)             (771,692)
                                                                    -----------            ----------
Net increase in net assets
      resulting from operations...............................      $   166,772            $   26,932
                                                                    ===========            ==========


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                      STATEMENTS OF CHANGES IN NET ASSETS

                      For the year ended October 31, 1999

                                                                           Muni              New Jersey
                                                                       Intermediate             Muni
                                                                         Portfolio            Portfolio
                                                                       ------------         ------------
Net investment income....................................              $   866,861          $    798,624
Net realized gain/(loss) on investments..................                   44,865                (2,683)
Net change in unrealized appreciation/depreciation
     on investments......................................                 (744,954)             (769,009)
                                                                       -----------          ------------
Net increase in net assets resulting from operations.....                  166,772                26,932
Distributions to shareholders:
        From net investment income.......................                 (883,826)             (790,076)
Net increase/(decrease) in net assets from capital share
     transactions........................................               (2,731,591)            1,224,295
                                                                       -----------          ------------
Net increase/(decrease) in net assets....................               (3,448,645)              461,151
NET ASSETS:
Beginning of year........................................               19,975,009            17,491,516
                                                                       -----------          ------------
End of year..............................................              $16,526,364          $ 17,952,667
                                                                       ===========          ============

--------------------------------------------------------------------------------

                      For the year ended October 31, 1998

                                                                           Muni              New Jersey
                                                                       Intermediate             Muni
                                                                         Portfolio            Portfolio
                                                                       ------------         ------------
Net investment income....................................              $   930,557          $    610,543
Net realized gain/(loss) on investments..................                   32,683                (1,722)
Net change in unrealized appreciation/depreciation
     on investments......................................                  264,218               318,091
                                                                       -----------          ------------
Net increase in net assets resulting from operations.....                1,227,458               926,912
Distributions to shareholders:
        From net investment income.......................                 (929,525)             (594,107)
Net increase in net assets from capital share
     transactions........................................                  457,887             5,042,027
                                                                       -----------          ------------
Net increase in net assets...............................                  755,820             5,374,832
NET ASSETS:
Beginning of year........................................               19,219,189            12,116,684
                                                                       -----------          ------------
End of year..............................................              $19,975,009          $ 17,491,516
                                                                       ===========          ============


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                              FINANCIAL HIGHLIGHTS

                  For a Share outstanding throughout each year

                                                                                 Muni Intermediate Portfolio
                                                                                   Year Ended October 31,
                                                        1999               1998            1997             1996            1995
                                                     ----------         ----------      ----------       ----------      --------
Net asset value, beginning
     of year......................................     $  10.56         $  10.40        $  10.26         $  10.32        $   9.74
                                                       --------         --------        --------         --------        --------
Income from investment
     operations:
Net investment income.............................         0.51             0.51            0.52             0.53            0.53
Net realized and unrealized
     gain/(loss) on investments...................        (0.42)            0.16            0.14            (0.06)           0.58
                                                       --------         --------        --------         --------        --------
Total from investment
     operations...................................         0.09             0.67            0.66             0.47            1.11
                                                       --------         --------        --------         --------        --------
Distributions to shareholders
     from net investment income...................        (0.51)           (0.51)          (0.52)           (0.53)          (0.53)
                                                       --------         --------        --------         --------        --------
Net asset value, end
     of year......................................     $  10.14         $  10.56        $  10.40         $  10.26        $  10.32
                                                       ========         ========        ========         ========        ========
Total Return(1)...................................         0.91%            6.63%           6.69%            4.67%          11.76%
                                                       ========         ========        ========         ========        ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year
     (in 000's)...................................     $ 16,526         $ 19,975        $ 19,219         $ 18,471        $ 18,096
Ratio of operating expenses to
     average net assets...........................         0.20%            0.30%           0.34%            0.32%           0.28%
Ratio of net investment income to
     average net assets...........................         4.90%            4.88%           5.09%            5.16%           5.23%
Portfolio turnover rate...........................            6%              11%             21%              44%             28%

----------
(1) Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                              FINANCIAL HIGHLIGHTS

                  For a Share outstanding throughout each year

                                                                                 New Jersey Muni Portfolio
                                                                                   Year Ended October 31,
                                                         1999             1998            1997             1996            1995
                                                       ---------        ----------      ----------       ----------      ----------
Net asset value, beginning
     of year......................................     $  10.43         $  10.20        $   9.97          $ 10.00         $  9.22
                                                       --------         --------        --------          -------         -------
Income from investment
     operations:
Net investment income.............................         0.44             0.44            0.44             0.44            0.41
Net realized and unrealized
     gain/(loss) on investments...................        (0.43)            0.23            0.23            (0.03)           0.78
                                                       --------         --------        --------          -------         -------
Total from investment
     operations...................................         0.01             0.67            0.67             0.41            1.19
                                                       --------         --------        --------          -------         -------
Distributions to shareholders
     from net investment income...................        (0.44)           (0.44)          (0.44)           (0.44)          (0.41)
                                                       --------         --------        --------          -------         -------
Net asset value, end
     of year......................................     $  10.00         $  10.43        $  10.20          $  9.97         $ 10.00
                                                       ========         ========        ========          =======         =======
Total Return(1)...................................         0.08%            6.71%           6.90%            4.24%          13.25%
                                                       ========         ========        ========          =======         =======
Ratios to average net assets/ Supplemental data:
Net assets, end of year
     (in 000's)...................................     $ 17,953         $ 17,492        $ 12,117          $ 7,545         $ 5,932
Ratio of operating expenses to
     average net assets...........................         0.24%            0.30%           0.31%            0.24%           0.53%
Ratio of net investment income
     to average net assets........................         4.34%            4.33%           4.42%            4.56%           4.30%
Portfolio turnover rate...........................           10%               7%             19%              33%             12%

----------
(1) Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                          Muni Intermediate Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1999

             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- 98.2%
                          Pennsylvania -- 98.2%
$             150,000     Abington, PA, School District, Series A, General Obligation
                              Unlimited, (FGIC Insured), Prerefunded 11/15/05 @ $100,
                              5.250% due 5/15/08 ........................................       $    153,738
              200,000     Allegheny County, PA , Hospital Development Authority
                              Revenue, University of Pittsburgh, Health Center,
                              Series A, (MBIA Insured),
                              5.300% due 4/1/08 .........................................            200,260
              300,000     Allegheny County, PA, Port Authority Special Revenue,
                              5.300% due 3/1/10 .........................................            299,505
               50,000     Allegheny County, PA , Redevelopment Authority Revenue,
                              (FHA Insured),
                              5.200% due 8/1/03 .........................................             50,009
              500,000     Allegheny County, PA , Series C, General Obligation Unlimited,
                              (FGIC Insured),
                              5.000% due 10/1/05 ........................................            504,055
              175,000     Allegheny County, PA , Series C, General Obligation Unlimited,
                              (MBIA Insured), Prerefunded 09/15/04 @ $100,
                              5.875% due 9/15/12 ........................................            184,249
              190,000     Beaver County, PA, Industrial Development Authority Pollution
                              Control Revenue,  Ohio Edison County Mansfield,
                              (FGIC Insured),
                              7.100% due 6/1/18 .........................................            196,452
              120,000     Beaver County, PA, Industrial Development Authority Pollution
                              Control Revenue,  Saint Joe Minerals Corporation Project,
                              6.000% due 5/1/07 .........................................            122,940
              500,000     Beaver Falls, PA, Municipal Authority Water and Hydroelectric
                              Revenue, (FGIC Insured),
                              5.700% due 12/1/08 ........................................            511,440
              100,000     Bucks County, PA, Community College Authority College
                              Building Revenue, Prerefunded 6/15/02 @ $100,
                              6.050% due 6/15/06 ........................................            103,996
               20,000     Butler County,  PA,  Airport Authority Revenue,
                              7.250% due 11/1/99 ........................................             20,004

                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                          Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999

             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- (Continued)
                          Pennsylvania -- (Continued)
$             100,000     Chambersburg, PA, Area School District, Series B,
                              General Obligation, Unlimited, (AMBAC Insured),
                              6.625% due 4/1/09 .........................................       $    100,138
              325,000     Chester County, PA, General Obligation Unlimited,
                              5.400% due 12/15/06 .......................................            330,502
              375,000     Dauphin County, PA, General Authority Hospital
                          Revenue, Mandatory Put 07/01/06 @ $100 (AMBAC Insured),
                              6.125% due 7/1/10 .........................................            403,106
              125,000     Dauphin County, PA, General Authority Revenue, Mandatory
                              Put 06/01/01 @ $100, (AMBAC Insured),
                              5.000% due 6/1/26 .........................................            126,076
              130,000     Dauphin County, PA, General Authority Revenue, Mandatory
                              Put 06/01/06 @ $100,
                              6.800% due 6/1/26 .........................................            134,852
              100,000     Dauphin County, PA, General Authority Revenue, Mandatory
                              Put 06/01/11 @ $100,
                              6.850% due 6/1/26 .........................................            103,901
              200,000     Dauphin County, PA, General Obligation Unlimited,
                              (MBIA Insured), Prerefunded 08/01/03 @ $100,
                              5.400% due 8/1/06 .........................................            206,142
              125,000     Dauphin County, PA, Series B, General Obligation
                              Unlimited, (MBIA Insured),
                              5.200% due 3/15/04 ........................................            125,784
              600,000     Delaware River Joint Toll Bridge, Refunding, (FGIC Insured),
                              6.150% due 7/1/04 .........................................            622,356
                          Delaware River Port Authority, PA and NJ Delaware River
                              Bridges Revenue Escrowed to Maturity
              235,000         6.000% due 1/15/10.........................................            244,186
              185,000         6.500% due 1/15/11.........................................            185,596
              300,000     Downington, PA,  Area School District, General Obligation
                              Unlimited,
                              5.500% due 2/1/10 .........................................            303,489


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                          Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- (Continued)
                          Pennsylvania -- (Continued)
$               5,000     Gettysburg, PA, Municipal Authority College Revenue,
                              Gettysburg College Project, Escrowed to Maturity,
                              5.950% due 2/15/00 ........................................       $      5,030
               95,000     Gettysburg, PA, Municipal Authority College Revenue,
                              Gettysburg College Project, Unrefunded,
                              5.950% due 2/15/00 ........................................             95,529
              100,000     Gettysburg, PA, Municipal Authority, County
                              Guaranteed Hospital Revenue, Gettysburg Hospital
                              Project, (MBIA County Guaranteed),
                              6.200% due 7/1/12 .........................................            102,682
               40,000     Lancaster, PA, Area Sewer Authority, Escrowed to Maturity,
                              6.000% due 4/1/12 .........................................             41,962
              170,000     Lancaster, PA, Higher Education Authority College Revenue,
                              Franklin & Marshall, College Project, (MBIA Insured),
                              6.550% due 4/15/07 ........................................            177,667
              125,000     Lycoming County, PA, College Revenue, PA College of
                              Technology, (AMBAC Insured),
                              5.200% due 11/1/04 ........................................            126,836
              100,000     Montgomery County, PA, Higher Education & Health
                              Authority Hospital Revenue, Abington Memorial Hospital,
                              Series A, (AMBAC Insured),
                              5.800% due 6/1/04 .........................................            103,945
              110,000     Montgomery County, PA, Industrial Development Authority
                              Revenue,
                              7.500% due 1/1/12 .........................................            114,390
              195,000     Montgomery County, PA, Private School Revenue, Friends'
                              Central School Project,
                              4.000% due 3/1/04 .........................................            185,858
              100,000     New Kensington, PA, General Obligation Unlimited,
                              (FGIC Insured),
                              5.625% due 10/1/04 ........................................            100,128
              200,000     North East, PA, School District, Refunding, (AMBAC
                              Insured),
                              6.000% due 9/15/10 ........................................            206,584


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                          Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- (Continued)
                          Pennsylvania -- (Continued)
$             150,000     North Pocono, PA, School District, General Obligation
                              Unlimited, (FGIC Insured),
                              5.250% due 7/15/06 ........................................       $    150,742
              425,000     Northampton County, PA, Higher Education Authority
                              Revenue - Lehigh University,
                              5.250% due 11/15/09 .......................................            426,305
              210,000     Northampton County, PA, Industrial Development Authority,
                              Revenue, Optional Put 8/1/07 @ $100,
                              4.750% due 8/1/15 .........................................            199,004
              100,000     Penn Trafford, PA, School District, General Obligation
                              Unlimited, Prerefunded 4/1/00 @ $100, (MBIA Insured),
                              6.500% due 4/1/06 .........................................            101,110
              200,000     Pennridge, PA, School District, Series A, General
                              Obligation Unlimited, (AMBAC Insured),
                              6.250% due 2/15/04 ........................................            206,982
                          Pennsylvania Housing Finance Agency, Refunding,
                              Rental Housing --
              350,000         5.250% due 7/1/04..........................................            351,267
              500,000         5.450% due 7/1/06..........................................            503,790
              330,000     Pennsylvania Housing Finance Agency, Single Family
                              Mortgage, Series 38,
                              5.500% due 4/1/05 .........................................            332,135
              300,000     Pennsylvania Intergovernmental Co-op Authority, City of
                              Philadelphia Funding  Program, Escrowed to Maturity,
                              (FGIC Insured),
                              6.000% due 6/15/02 ........................................            309,690
              200,000     Pennsylvania Intergovernmental Co-op Authority, City of
                              Philadelphia Funding Program, (FGIC Insured),
                              5.250% due 6/15/06 ........................................            204,958
            1,000,000     Pennsylvania State Finance Authority Revenue, Refunding,
                              Municipal Capital Improvements Program,
                              6.600% due 11/1/09 ........................................          1,067,070


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                          Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- (Continued)
                          Pennsylvania -- (Continued)
$             220,000     Pennsylvania State Higher Educational Facilities Authority
                              College and University Revenues, College of Pharmacy,
                              (MBIA Insured),
                              5.250% due 11/1/09 ........................................       $    220,000
              205,000     Pennsylvania State Higher Educational Facilities Authority
                              College and University Revenues, Drexel University
                              Project, (MBIA Insured),
                              4.550% due 5/1/07 .........................................            196,388
              140,000     Pennsylvania State Higher Educational Facilities Authority
                              College and University Revenues, Drexel University
                              Project, Prerefunded 8/1/01 @ $100,
                              5.650% due 2/1/09 .........................................            143,272
              250,000     Pennsylvania State Higher Educational Facilities Authority
                              College and University Revenues, University of
                              Pennsylvania,
                              5.600% due 9/1/10 .........................................            253,455
              250,000     Pennsylvania State, First Series, General Obligation
                              Unlimited,
                              6.375% due 9/15/12 ........................................            260,590
              150,000     Pennsylvania State, First Series, General Obligation
                              Unlimited, (AMBAC Insured),
                              5.000% due 4/15/09 ........................................            148,107
              375,000     Pennsylvania State, Third Series, General Obligation
                              Unlimited,
                              5.000% due 9/1/08 .........................................            371,809
                5,000     Perkiomen Valley School Authority, PA, School Revenue,
                              Escrowed to Maturity, (MBIA Insured),
                              6.400% due 12/1/02 ........................................              5,115
              100,000     Philadelphia, PA, Gas Works Revenue, (FSA Insured),
                              5.500% due 7/1/04 .........................................            103,102
              320,000     Philadelphia, PA, Hospital Revenue,  Escrowed to Maturity,
                              (FGIC Insured),
                              5.875% due 7/1/08 .........................................            321,056
              100,000     Philadelphia, PA, Hospitals and Higher Educational
                              Facilities Authority, Hospital Revenue, Children's
                              Hospital Philadelphia, Series A,
                              5.000% due 2/15/02 ........................................            100,692


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                          Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- (Continued)
                          Pennsylvania -- (Continued)
$             225,000     Philadelphia, PA, Municipal Authority Revenue, Refunding -
                              Lease-- Series C, (FGIC Insured),
                              5.000% due 4/1/07 .........................................       $    223,751
                          Pittsburgh, PA, Urban Redevelopment Authority Mortgage
                              Revenue,  Series D--
              255,000         5.750% due 10/1/07.........................................            259,037
              150,000         6.200% due 4/1/11..........................................            152,745
              155,000         6.200% due 10/1/11.........................................            157,837
              235,000     Ringgold, PA, School District, Escrowed to Maturity,
                              6.200% due 1/15/13 ........................................            249,880
              250,000     Sayre, PA, Health Care Facilities Authority Revenue,
                              (AMBAC Insured),
                              6.100% due 7/1/02 .........................................            259,450
                          Seneca Valley, PA, School District, Series B, General
                              Obligation Unlimited, (FGIC Insured)--
              100,000         5.700% due 7/1/06..........................................            102,315
              225,000         5.800% due 7/1/10..........................................            230,972
               40,000     Southeastern Pennsylvania Transportation Authority, PA,
                              Lease Revenue,
                              5.750% due 12/1/04 ........................................             40,054
              125,000     Southeastern Pennsylvania Transportation Authority, PA,
                              Special Revenue, (FGIC Insured),
                              5.050% due 3/1/05 .........................................            126,155
                          Southeastern Pennsylvania Transportation Authority, Revenue--
              110,000         6.000% due 6/1/00..........................................            111,362
              285,000         6.000% due 6/1/01..........................................            292,572
              250,000     State Public School Building Authority, PA, School Revenue,
                              Hazleton Area School District, (FGIC Insured),
                              6.500% due 3/1/08 .........................................            256,613
               15,000     Swarthmore Borough, PA, College Revenue, Prerefunded
                              9/15/02 @ $102,
                              6.100% due 9/15/07 ........................................             15,950


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                          Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- (Continued)
                          Pennsylvania -- (Continued)
$              85,000     Swarthmore Borough, PA, College Revenue, Unrefunded Balance,
                              6.100% due 9/15/07 ........................................       $     89,763
              120,000     Swatara Township Authority, PA, Sewer Revenue,
                              Escrowed to Maturity, (MBIA Insured),
                              6.150% due 5/1/07 .........................................            129,169
              125,000     Unionville-Chadds Ford, PA, School District, General
                              Obligation Unlimited, Prerefunded 6/1/03 @ $100,
                              (State Aid Withholding),
                              5.500% due 6/1/08 .........................................            128,928
              125,000     Wallingford-- Swarthmore, PA, School District, Series C,
                              (FSA State Aid Withholding),
                              5.000% due 5/15/09 ........................................            122,950
              325,000     Wayne County, PA, Hospital and Health Facilities Authority,
                              County Guaranteed,  Hospital Revenue, Wayne Memorial
                              Hospital Project, (MBIA Insured),
                              5.050% due 7/1/03 .........................................            328,556
              200,000     Wilkes Barre, PA, School District, General Obligation
                              Unlimited, (FGIC Insured),
                              4.750% due 4/1/08 .........................................            192,728
              100,000     Wilkinsburg, PA, Joint Water Authority, Water Revenue,
                              Series A, Prerefunded 8/15/02 @ $100, (AMBAC Insured),
                              6.100% due 8/15/04 ........................................            104,443
               10,000     William Penn, PA, School District, General Obligation
                              Unlimited, Escrowed to Maturity, (State Aid Withholding),
                              8.000% due 8/1/00 .........................................             10,287
              170,000     York County, PA, Industrial Development Authority,
                              Industrial Development Revenue, Refunding, Stanley
                              Works Project,
                              6.250% due 7/1/02 .........................................            176,122
                                                                                                ------------
                                                                                                  16,231,665
                                                                                                ------------
                          Total Municipal Bonds
                              (Cost $16,192,152) ........................................       $ 16,231,665
                                                                                                ------------


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                          Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1999

                                                                                                    Value
                                                                                                 -----------
Total Investments (Cost $16,192,152)(1)..................................    98.2%               $16,231,665

other Assets in Excess of Liabilities....................................     1.8                    294,699
                                                                            -----                -----------
Net Assets ..............................................................   100.0%               $16,526,364
                                                                            =====                ===========
Net Asset Value ($16,526,364 divided by 1,630,135
  shares outstanding).........................................................                   $     10.14
                                                                                                 ===========


--------------------
(1) Aggregate cost for federal tax purposes was $16,192,449.
Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                           New Jersey Muni Portfolio

                            statement of net assets

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- 98.5%
$             100,000     Asbury Park, NJ, Board of Education,  General
                              Obligation Unlimited, (MBIA Insured),
                              5.550% due 2/1/07 .........................................       $    103,859
              100,000     Beach Haven, NJ, General Obligation Unlimited,
                              (MBIA Insured),
                              5.700% due 8/15/03 ........................................            104,199
               70,000     Belvidere, NJ,  General Obligation Unlimited,
                              (AMBAC Insured),
                              4.500% due 12/1/00 ........................................             70,449
              250,000     Bergen County, NJ General Improvement, General Obligation
                              Unlimited,
                              4.000% due 11/15/05 .......................................            240,117
              100,000     Bergen County, NJ, Utilites Authority, Water Pollution
                              Control Revenue, Series B, (FGIC Insured),
                              5.200% due 12/15/00 .......................................            101,395
              500,000     Black Horse Pike, NJ, Regional School District, General
                              Obligation Unlimited, (FGIC Insured),
                              4.750% due 12/1/04 ........................................            500,875
                          Burlington County, NJ General Improvement, General
                              Obligation Unlimited--
              100,000         5.200% due 9/15/02.........................................            102,189
              500,000         4.850% due 7/15/06.........................................            500,530
              100,000     Burlington County, NJ, General Obligation Unlimited,
                              5.200% due 10/1/04 ........................................            102,467
              150,000     Cape May County, NJ, General Improvements,  General
                              Obligation Unlimited, (AMBAC Insured),
                              5.350% due 8/1/04 .........................................            155,004
              200,000     Cape May County, NJ, Municipal Utilities Authority,
                              Sewer Revenue,  Refunding,  (AMBAC Insured),
                              5.600% due 1/1/05 .........................................            207,608
              100,000     Casino Reinvestment Development Authority, NJ, Parking Fee
                              Revenue,  Series A,  (FSA Insured),
                              5.000% due 10/1/04 ........................................            101,564
              150,000     Cherry Hill Township, NJ, General Obligation Unlimited,
                              5.125% due 7/15/10 ........................................            149,316


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                           New Jersey Muni Portfolio

                     statement of net assets -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS-- (Continued)
$             100,000     Delaware River Joint Toll Bridge, Commonwealth of
                              Pennsylvania Bridge Revenue, Refunding, (FGIC Insured),
                              6.150% due 7/1/04 .........................................       $    103,726
              200,000     Delaware River Joint Toll Bridge, Commonwealth of
                              Pennsylvania Bridge Revenue, Refunding,  (FGIC Insured),
                              6.250% due 7/1/12 .........................................            205,862
                          Delaware River Port Authority, PA, NJ, and DE River Bridges
                              Revenue, Escrowed to Maturity--
              295,000         5.625% due 1/15/09.........................................            301,812
              260,000         6.000% due 1/15/10.........................................            270,163
               95,000         6.500% due 1/15/11.........................................             95,306
              250,000     Evesham Township, NJ, Board of Education, General Obligation
                              Unlimited, (FGIC Insured),
                              4.600% due 3/1/07 .........................................            245,740
              150,000     Glassboro, NJ, School District, General Obligation Unlimited,
                              (FSA Insured),
                              4.550% due 2/1/03 .........................................            150,486
              100,000     Gloucester County, NJ, Improvement Authority Revenue,
                              County Library Lease Project,
                              5.200% due 12/15/05 .......................................            101,777
              250,000     Hamilton Township, Atlantic City, NJ, General Obligation
                              Unlimited, (FGIC Insured),
                              4.250% due 10/1/06 ........................................            241,260
              200,000     Hasbrouck Heights, NJ, General Improvements,  General
                              Obligation Unlimited,
                              5.250% due 9/1/04 .........................................            205,220
              110,000     High Bridge, NJ, Regional Board of Education,  General
                              Obligation Unlimited, (FSA Insured),
                              5.400% due 2/15/09 ........................................            113,564
              250,000     Hudson County,  NJ, Certificates of Participation,
                              Refunding - Correctional Facilities,  (MBIA Insured),
                              6.200% due 6/1/03 .........................................            262,992
              100,000     Hunterdon County, NJ, General Obligation Unlimited,
                              4.200% due 12/15/04 .......................................             98,124


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                           New Jersey Muni Portfolio

                     statement of net assets -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS-- (Continued)
$             200,000     Hunterdon, NJ, Central Regional High School District,
                              General Obligation Unlimited, (FSA Insured),
                              5.250% due 5/1/06 .........................................       $    205,202
              130,000     Jefferson Township, NJ,  General Obligation Unlimited,
                              Sewer Improvements,  (AMBAC Insured),
                              5.450% due 10/1/09 ........................................            132,469
              250,000     Jersey City, NJ, Municipal Utility Authority Sewer Revenue,
                              (FSA Insured),
                              4.000% due 12/1/06 ........................................            235,222
              200,000     Jersey City, NJ, Municipal Utilities Authority Water Revenue,
                              (FSA Insured),
                              4.750% due 4/1/04 .........................................            200,864
              250,000     Jersey City, NJ, School Improvements,  General Obligation
                              Unlimited, (MBIA Insured),
                              5.500% due 3/15/06 ........................................            258,670
              100,000     Lyndhurst Township,  NJ, General Improvements,  General
                              Obligation Unlimited,  (FGIC Insured),
                              5.500% due 10/1/05 ........................................            104,195
              105,000     Manalapan-Englishtown, NJ, Regional Board of Education,
                              General Obligation Unlimited, (School Board Residual
                              Fund Insured),
                              5.000% due 5/1/07 .........................................            105,587
              125,000     Manchester Township, NJ, Board of Education Certificates
                              of Participation,  Refunding, (MBIA Insured),
                              4.700% due 12/15/02 .......................................            126,006
              150,000     Mercer County, NJ, Improvement Authority Revenue, Refunding--
                              Government Leasing, (County Guaranteed-- A),
                              5.400% due 12/1/05 ........................................            154,354
              100,000     Mercer County, NJ, Improvement Authority Revenue, Refunding--
                              Solid Waste, (County Guaranteed-- Series 97),
                              5.200% due 9/15/08 ........................................            101,057
              145,000     Middlesex County, New Jersey, Improvement Authority Revenue,
                              5.450% due 9/15/11 ........................................            146,190


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                           New Jersey Muni Portfolio

                     statement of net assets -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- (Continued)
$             100,000     Middletown Township, NJ, General Obligation Unlimited,
                              5.000% due 8/1/05 .........................................       $    101,189
              100,000     Middletown Township, NJ, Sewer Authority, Sewer Revenue,
                              Refunding-- Series A, (FGIC Insured),
                              4.650% due 1/1/02 .........................................            100,610
               50,000     Monmouth County, NJ, General Improvements Senior Lien--
                              Series A, General Obligation Unlimited,
                              4.500% due 8/1/08 .........................................             48,207
              250,000     Monmouth County, NJ, Senior Lien-- Series A, General
                              Improvements, General Obligation Unlimited,
                              4.500% due 8/1/04 .........................................            249,560
                          Moorestown Township, NJ, General Obligation Unlimited,
                              (MBIA Insured)--
               50,000         4.000% due 9/1/00..........................................             50,070
               50,000         4.000% due 9/1/01..........................................             49,831
              200,000     Morris Township, NJ, School District,  General Obligation
                              Unlimited, (School Board Residual Fund Insured),
                              5.625% due 4/1/06 .........................................            208,270
              100,000     Mount Holly,  NJ, Municipal Utility Authority Sewer Revenue,
                              (MBIA Insured),
                              5.000% due 12/1/13 ........................................             94,761
              100,000     New Jersey Building Authority Revenue, Refunding, General
                              Improvement,
                              4.500% due 6/15/04 ........................................             99,418
              250,000     New Jersey Economic Development Authority, Burlington Coat
                              Factory, Refunding,
                              5.600% due 9/1/05 .........................................            256,732
              200,000     New Jersey Economic Development Authority, Market Transition
                              Facilities Revenue, Senior Lien-- Series A, (MBIA
                              Insured),
                              5.700% due 7/1/05 .........................................            208,730
              125,000     New Jersey Economic Development Authority, Market Transition
                              Facilities Revenue,  Senior Lien-- Series A, (MBIA
                              Insured),
                              5.750% due 7/1/06 .........................................            130,903


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                           New Jersey Muni Portfolio

                     statement of net assets -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- (Continued)
$             100,000     New Jersey Economic Development Authority, Parking Facility
                              Improvements, Elizabeth Development Project,
                              (FGIC Insured),
                              5.200% due 10/15/08 .......................................       $    100,996
              200,000     New Jersey Enviromental Infrastructure, Sewer Improvements,
                              4.250% due 9/1/07 .........................................            190,234
              400,000     New Jersey Health Care Facilities Finance Authority Revenue,
                              Allegany Health, (MBIA Insured), Escrowed to Maturity,
                              4.800% due 7/1/05 .........................................            400,368
              200,000     New Jersey Health Care Facilities Finance Authority Revenue,
                              Kennedy Health System Series-- A, (MBIA Insured),
                              5.000% due 7/1/09 .........................................            197,274
               75,000     New Jersey Health Care Facilities Finance Authority Revenue,
                              Refunding, Mountainside Hospital, (MBIA Insured),
                              4.600% due 7/1/00 .........................................             75,351
              100,000     New Jersey Health Care Facilites Finance Authority Revenue,
                              St. Joseph's Hospital, Refunding,
                              5.000% due 7/1/03 .........................................            101,365
              125,000     New Jersey State Educational Facilities Authority Revenue,
                              Higher Education Equipment Leasing Fund-- Series A,
                              (MBIA Insured),
                              5.000% due 9/1/00 .........................................            126,093
                          New Jersey State Educational Facilities Authority Revenue,
                              Higher Education Facilities Trust Fund-- Series A,
                              (AMBAC Insured) --
              100,000         5.125% due 9/1/02..........................................            101,882
              125,000         5.125% due 9/1/08..........................................            125,511
              350,000     New Jersey State Educational Facilities Authority Revenue,
                              Higher Education Facilities Trust Fund-- Series A,
                              (AMBAC Insured),
                              5.125% due 9/1/07 .........................................            353,689
              200,000     New Jersey State Educational Facilities Authority Revenue,
                              Higher Education Technology-- Series A,
                              4.400% due 9/1/06 .........................................            194,372


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                           New Jersey Muni Portfolio

                     statement of net assets -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS-- (Continued)
$             225,000     New Jersey State Educational Facilities Authority Revenue,
                              Princeton University-- Series A,
                              5.500% due 7/1/05 .........................................       $    232,457
               95,000     New Jersey State Educational Facilities Authority Revenue,
                              Princeton University-- Series F,
                              4.375% due 7/1/08 .........................................             90,247
              100,000     New Jersey State Educational Facilities Authority Revenue,
                              Refunding-- Ramapo College-- Series E, (MBIA Insued),
                              4.800% due 7/1/01 .........................................            100,905
              250,000     New Jersey State Highway Authority Garden State Parkway
                              General Revenue, Highway Revenue Tolls, (AMBAC Insured),
                              6.150% due 1/1/07 .........................................            262,445
              150,000     New Jersey State Housing and Mortgage Finance Agency Revenue,
                              Home Buyer-- Series P, (MBIA Insured),
                              5.050% due 4/1/07 .........................................            147,962
              200,000     New Jersey State Housing and Mortgage Finance Agency Revenue,
                              Local or Guaranteed Housing-- Series A,
                              (HUD Section 8),
                              6.500% due 11/1/03 ........................................            208,778
               50,000     New Jersey State Housing Finance Agency Revenue, Refunding,
                              (HUD Section 236),
                              5.650% due 11/1/00 ........................................             50,049
              165,000     New Jersey State Transportation Trust Fund Authority,
                              Transportation System-- Series A, (MBIA Insured),
                              4.750% due 12/15/07 .......................................            162,697
              300,000     New Jersey State Transportation Trust Fund Authority,
                              Transportation System-- Series A,
                              5.000% due 6/15/12 ........................................            286,455
              150,000     New Jersey State Transportation Trust Fund Authority,
                              Transportation System-- Series A, Escrowed to Maturity,
                              5.300% due 12/15/01 .......................................            153,410
              190,000     New Jersey State Transportation Trust Fund Authority,
                              Transportation System-- Series A, Escrowed to Maturity,
                              (FSA Insured),
                              4.750% due 6/15/03 ........................................            191,691


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                           New Jersey Muni Portfolio

                     statement of net assets -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS-- (Continued)
$             200,000     New Jersey State Transportation Trust Fund Authority,
                              Transportation System-- Series B, (MBIA Insured),
                              5.000% due 6/15/04 ........................................       $    202,956
              250,000     New Jersey State Turnpike Authority,  Turnpike Revenue,
                              Series A,  (MBIA Insured),
                              5.900% due 1/1/04 .........................................            260,945
              125,000     New Jersey Wastewater Treatment Trust-- Refunding--
                              Series C, (MBIA Insured),
                              6.250% due 5/15/03 ........................................            131,923
              140,000     New Jersey Wastewater Treatment Trust-- Series A,
                              Prerefunded 7/1/01 @ $102,
                              6.000% due 7/1/09 .........................................            146,654
                5,000     New Jersey Wastewater Treatment Trust-- Unrefunded Balance--
                              Series A,
                              6.000% due 7/1/09 .........................................              5,219
              130,000     North Brunswick Township, NJ, General Obligation Unlimited,
                              (FGIC Insured),
                              4.250% due 7/1/09 .........................................            120,416
              100,000     Ocean County, NJ, General Improvement, General Obligation
                              Unlimited, Prerefunded 7/1/04 @ $102,
                              5.650% due 7/1/06 .........................................            104,797
              250,000     Ocean County, NJ, General Obligation Unlimited,
                              4.875% due 12/15/09 .......................................            245,968
               85,000     Ocean County, NJ, Utility Authority,  Wastewater Revenue,
                              Refunding,
                              5.000% due 1/1/05 .........................................             85,959
              250,000     Ocean Township, NJ, Sewer Authority, Revenue Bonds--
                              Series B, (FGIC Insured),
                              6.000% due 12/1/07 ........................................            261,555
              200,000     Park Ridge, NJ, General Obligation Unlimited,
                              5.600% due 11/1/03 ........................................            208,204
              100,000     Passaic County, NJ, General Obligation Unlimited, Refunding,
                              (MBIA Insured),
                              4.625% due 9/1/09 .........................................             96,317


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                           New Jersey Muni Portfolio

                     statement of net assets -- (Continued)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS -- (Continued)
$             100,000     Passaic Valley, NJ, General Obligation Unlimited,
                              (FGIC Insured),
                              5.125% due 9/1/08 .........................................       $    100,652
              270,000     Passaic Valley, NJ, General Obligation Unlimited,
                              (FSA Insured),
                              5.000% due 11/15/04 .......................................            273,715
              100,000     Passaic Valley, NJ, Sewer Commission, Sewer System--
                              Series D, (AMBAC Insured),
                              5.750% due 12/1/09 ........................................            102,921
              200,000     Pemberton Twp, NJ, Refunding, General Obligation Unlimited,
                              (AMBAC Insured),
                              4.550% due 9/15/01 ........................................            201,170
              130,000     Perth Amboy, NJ, Board of Education, General Obligation
                              Unlimited, (MBIA Insured), Prerefunded 3/1/04 @ $102,
                              6.200% due 8/1/06 .........................................            140,703
               60,000     Pleasantville, NJ, Sewer Utility, (MBIA Insured),
                              7.875% due 10/15/00 .......................................             60,190
              150,000     Ridgefield Park, NJ Board of Education, General Obligation
                              Unlimited, (FSA Insured),
                              4.700% due 7/1/06 .........................................            149,991
              500,000     Ridgewood, NJ, General Obligation Unlimited,
                              5.200% due 10/1/08 ........................................            507,105
              125,000     Rutgers State University, NJ, Refunding-- Series S,
                              5.250% due 5/1/07 .........................................            127,029
                          South Brunswick Township, NJ, General Obligation Unlimited,
                              (MBIA Insured)--
              135,000         5.250% due 10/1/03.........................................            138,648
              130,000         5.350% due 4/1/06..........................................            132,770
              250,000     Southern Regional High School District, NJ, General
                              Obligation Unlimited, (MBIA Insured),
                              5.400% due 9/1/04 .........................................            259,010
              160,000     Sparta Township, NJ, School District, General Obligation
                              Unlimited, (MBIA Insured),
                              5.750% due 9/1/04 .........................................            168,173
              100,000     Surf City, NJ, General Obligation Unlimited, (MBIA Insured),
                              5.150% due 1/15/06 ........................................            101,405


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                           New Jersey Muni Portfolio

                     statement of net assets -- (Concluded)

                                October 31, 1999


             Face
            Amount                                                                                  Value
        --------------                                                                          ------------
MUNICIPAL BONDS-- (Continued)
$              85,000     Tewksbury Township, NJ, Board of Education, General
                              Obligation Unlimited, (FSA Insured),
                              5.000% due 1/15/02 ........................................       $     86,143
              150,000     Vineland, NJ, General Improvement, General Obligation
                              Unlimited, (FGIC Insured),
                              4.700% due 3/1/01 .........................................            151,089
              100,000     West Orange, NJ, General Obligation Unlimited,
                              5.100% due 1/1/05 .........................................            101,765
                          West Windsor Township, NJ, General Obligation Unlimited,
                              Refunding--
              280,000         4.000% due 7/15/06.........................................            264,950
              250,000         4.500% due 7/15/07.........................................            243,000
              350,000     Western Monmouth Utilities Authority, NJ, Revenue, Series A,
                              (AMBAC Insured),
                              5.250% due 2/1/09 .........................................            353,332
              100,000     Woodbridge Township, NJ, General Obligation Unlimited,
                              Refunding, (FGIC Insured),
                              4.000% due 8/15/06 ........................................             94,174
                                                                                                ------------
                          Total Municipal Bonds
                              (Cost $17,818,370) ........................................         17,686,780
                                                                                                ------------
Total Investments (Cost $17,818,370)(1)..................................    98.5%              $ 17,686,780
Other Assets in Excess of Liabilities ...................................     1.5                    265,887
                                                                            -----               ------------
Total Net Assets ........................................................   100.0%              $ 17,952,667
                                                                            =====               ============
Net Asset Value ($17,952,667 divided by 1,794,712
  shares outstanding)                                                                           $      10.00
                                                                                                ============

--------------------
(1) Aggregate cost for federal tax purposes was $17,818,931.
Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FSA -- Financial Security Assurance Inc.
HUD -- Housing and Urban Development
MBIA -- Municipal Bond Investors Assurance


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios

                         Notes to Financial Statements

1. Significant Accounting Policies

      The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. As of October 31, 1999, the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

      Portfolio valuation: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

      Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts when appropriate.

      Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchased commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

      Dividends and distributions to shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid a 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains of various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

                            THE GLENMEDE Portfolios

      Federal income taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

         The Glenmede Trust Company (the "Advisor") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. However, each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

      Investment Company Capital Corp. ("ICC"), a subsidiary of Deutsche Bank AG, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"). This fee is computed daily and paid monthly at the following annual rates: 0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each Portfolio based on its relative net assets.

      The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

3. Purchases and Sales of Securities

      For the year ended October 31, 1999, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:


Portfolio                                    Purchases               Sales
--------------                             --------------         ------------
Muni Intermediate Portfolio ...........      $1,039,576            $3,666,640
New Jersey Muni Portfolio..............       3,280,772             1,793,326

                            THE GLENMEDE Portfolios

      On October 31, 1999, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio                                  Appreciation           Depreciation
--------------                           ------------------       ------------
Muni Intermediate Portfolio...........       $173,640               $134,424
New Jersey Muni Portfolio.............        126,444                258,595


4. Shares of beneficial interest

      The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                                    Year Ended                          Year Ended
                                                     10/31/99                            10/31/98
                                             --------------------------           ------------------------
                                             Shares            Amount            Shares           Amount
                                           ----------       ------------       ----------      ------------
Muni Intermediate Portfolio:
        Sold...........................     215,979         $  2,255,900         349,623       $  3,657,100
        Redeemed.......................    (476,937)          (4,987,491)       (306,643)        (3,199,213)
                                           --------         ------------        --------       ------------
        Net increase/(decrease)........    (260,958)        $ (2,731,591)         42,980       $    457,887
                                           ========         ============        ========       ============

New Jersey Muni Portfolio:
        Sold...........................     361,931         $  3,735,500         711,528       $  7,319,600
        Redeemed                           (244,617)          (2,511,205)       (221,997)        (2,277,573)
                                           --------         ------------        --------       ------------
        Net increase...................     117,314         $  1,224,295         489,531       $  5,042,027
                                           ========         ============        ========       ============


5. Capital loss carryforward

      On October 31, 1999, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:


                                        Expiring       Expiring        Expiring        Expiring       Expiring        Expiring
 Portfolio                               in 2002        in 2003         in 2004         in 2005        in 2006         in 2007
 ---------------                        --------       --------         -------         -------          ------        ------
Muni Intermediate Portfolio.......      $143,831       $549,436         $ 2,107         $42,723              --            --
New Jersey Muni Portfolio.........        56,593         21,708          11,660              --          $1,722         2,683


6. Concentration of credit

      The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to

                            THE GLENMEDE Portfolios

                  Notes to Financial Statements -- (Concluded)

obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent. As of October 31, 1999, the Muni Intermediate Portfolio maintained all of its investments in debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions and the New Jersey Muni Portfolio maintained a majority of its investments in debt obligations issued by the State of New Jersey and its political subdivisions.

7. Net assets

      On October 31, 1999, net assets consisted of:

                                                                 Muni             New Jersey
                                                            Intermediate            Muni
                                                              Portfolio           Portfolio
                                                            -------------      --------------
Par Value..............................................      $     1,630         $     1,795
Paid in Capital in excess of par value.................       17,159,051          18,109,327
Undistributed net investment income....................           64,566              67,779
Accumulated net realized loss on investments...........         (738,396)            (94,928)
Net unrealized appreciation/(depreciation) of
     investments ......................................           39,513            (131,306)
                                                             -----------         -----------
         Total Net Assets..............................      $16,526,364         $17,952,667
                                                             ===========         ===========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Glenmede Portfolios:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (comprising The Glenmede Portfolios, hereafter referred to as the "Portfolios") at October 31, 1999, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
December 13, 1999

                            THE GLENMEDE Portfolios

                          Tax Information (Unaudited)

                      for the Year Ended October 31, 1999

      Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the year ended October 31, 1999, 100% is tax-exempt for regular Federal income taxes and Pennsylvania taxes.

      Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the year ended October 31, 1999, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

              The Glenmede Fund, Inc. and The Glenmede Portfolios

                        Officers and Directors/Trustees


John W. Church, Jr.                           Mary Ann B. Wirts
     Chairman,                                     President
 Director/Trustee
                                              Kimberly C. Osborne
H. Franklin Allen, Ph.D.                           Executive Vice President,
     Director/Trustee                              Treasurer

Willard S. Boothby, Jr.                       Michael P.  Malloy
     Director/Trustee                              Secretary

Frank J. Palamara
     Director/Trustee

G. Thompson Pew, Jr.
     Director/Trustee



Investment Advisor                            Investment Sub-Advisor
     The Glenmede Trust Company                    (for Emerging Markets Portfolio)
     One Liberty Place                             Pictet International Management Limited
     1650 Market Street, Suite 1200                Cutlers Garden
     Philadelphia, Pennsylvania 19103              5 Devonshire Square
                                                   London, United Kingdom EC2M 4LD
Administrator
     Investment Company Capital Corp.         Distributor
     P.O. Box 515                                  ICC Distributors, Inc.
     Baltimore, Maryland 21203                     Two Portland Square
                                                   Portland, Maine 04101
Custodian
     The Chase Manhattan Bank, N.A.
     3 Chase Metrotech Center
     Brooklyn, NY 11245

Legal Counsel
     Drinker Biddle & Reath LLP
     One Logan Square
     18th & Cherry Streets
     Philadelphia, Pennsylvania 19103-6996

Independent Accountants
     PricewaterhouseCoopers LLP
     250 West Pratt Street
     Baltimore, Maryland 21201

         The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.